      As filed with the Securities and Exchange Commission on February 27, 2006.
                                                      Registration No. 333-71074

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 10

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
(formerly, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H)
                           (Exact name of Registrant)

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
          (formerly, The Manufacturers Life Insurance Company (U.S.A.))
                               (Name of Depositor)

                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304
              (Address of Depositor's Principal Executive Offices)

                                 (617) 663-3000
               (Depositor's Telephone Number Including Area Code)

                           Arnold R. Bergman, Esquire
                  John Hancock Life Insurance Company (U.S.A.)
                               601 Congress Street
                                Boston, MA 02210
                     (Name and Address of Agent for Service)

                                    Copy to:
                              John W. Blouch, Esq.
                               Dykema Gossett PLLC
                                 Suite 300 West
                                1300 I Street, NS
                            Washington, DC 20005-3306

Title of Securities Being Registered: Variable Annuity Insurance Contracts

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]  on _________ pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[X]  on May 1, 2006 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H

                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item
Part A     Caption in Prospectus

1          Cover Page

2          Appendix A: Special Terms

3          Summary

4          Appendix B: Table of Accumulation Values

5 General Information about Us, The Variable Account, the Trust and the Merrill Variable Funds

6 Charges and Deductions; Withdrawal Charges; Reduction or Elimination of Withdrawal Charges; Administration Fees; Mortality and Expense
           Risks Charge; Taxes; Expenses of Distributing the Contract

7          Accumulation Period Provisions; Company Approval; Purchase Payments;
           Accumulation Units; Net Investment Factor; Transfers Among Investment
           Options; Telephone Transactions; Special Transfer Services - Dollar
           Cost Averaging; Asset Rebalancing Program; Withdrawals; Special
           Withdrawal Services - the Income Plan; Contract Owner Inquiries;
           Other Contract Provisions; Ownership; Beneficiary; Modification

8          Pay Out Period Provisions; General; Annuity Options; Determination of
           Amount of the First Variable Annuity Benefit Payment; Annuity Units and the Determination of Subsequent Variable Annuity Benefit
           Payments; Transfers During the Pay Out During the Pay Out Period

9          Accumulation Period Provisions; Death Benefit During the Accumulation
           Period; Pay Out Period Provisions; Death Benefit Period

10         Accumulation Period Provisions; Purchase Payments; Accumulation
           Units; Value of Accumulation Units; Net Investment Factor;
           Distribution of Contracts

11         Withdrawals; Restrictions under the Texas Optional Retirement
           Program; Accumulation Period Provisions; Purchase Payments; Other
           Contract Provisions; Ten Day Right to Review

12         Federal Tax Matters; Introduction; Taxation of Annuities in General;
           Diversification Requirements; Qualified Retirement Plans; Appendix G:
           Qualified Plan Types

13         Legal Proceedings

14         Statement of Additional Information - Table of Contents


Part B     Caption in Statement of Additional Information

15         Cover Page

16         Table of Contents

17         General Information and History

18         Services-Independent Auditors, Services-Servicing Agent

19         Not Applicable

20         Services - Principal Underwriter

21         Performance Data

22         Not Applicable

23         Financial Statements

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                            (Vision Variable Annuity)
                            (prior contracts version)

                                (JOHN HANCOCK(R))
                             JOHN HANCOCK ANNUITIES

                                                    Prospectus dated May 1, 2006

                             VISION VARIABLE ANNUITY
                           PREVIOUSLY ISSUED CONTRACTS

This Prospectus describes interests in VISION deferred combination fixed and variable annuity contracts ("Contracts") that were purchased before August, 2004 and issued by JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) ("John Hancock USA") in all jurisdictions except New York, or purchased before March, 2003 by JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK ("John Hancock New York") in New York. John Hancock USA issued flexible purchase payment contracts and John Hancock New York issed single purchase payment contracts. Unless otherwise specified, we refer to the applicable issuer of the Contracts collectively as "WE," "US," "OUR," or "THE COMPANY." You, the contract owner, should refer to the first page of your Vision variable annuity contract for the name of your issuing company.

Variable Investment Options. This Prospectus describes the variable portion of the Contracts to which you may allocate contract values or additional purchase payments, to the extent permitted under your contract. If you do, your contract value (other than value allocated to a fixed investment option) and variable annuity benefit payments will vary according to the investment performance of the applicable sub-accounts of JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H or, in the case of John Hancock New York, the applicable sub-accounts of JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A (singly, the "SEPARATE ACCOUNT" and collectively, the "SEPARATE ACCOUNTS"). Each sub-account corresponds to one of the following Variable Investment Options that we make available on the date of this Prospectus:

                JOHN HANCOCK TRUST

500 Index
Active Bond
All Cap Core
All Cap Growth
All Cap Value
American Blue Chip Income & Growth
American Bond
American Growth
American Growth-Income
American International
Blue Chip Growth
Capital Appreciation
Classic Value
Core Bond
Core Equity
Dynamic Growth
Emerging Growth
Emerging Small Company
Equity-Income
Financial Services
Fundamental Value
Global
Global Allocation
Global Bond
Health Sciences
High Yield
Income & Value
Index Allocation
International Core (formerly International Stock)
International Equity Index A
International Opportunities
International Small Cap
International Value
Investment Quality Bond
Large Cap
Large Cap Value
Lifestyle Aggressive
Lifestyle Balanced
Lifestyle Conservative
Lifestyle Growth
Lifestyle Moderate
Mid Cap Core
Mid Cap Index
Mid Cap Stock
Mid Cap Value
Money Market
Natural Resources
Pacific Rim
Quantitative All Cap
Quantitative Mid Cap
Quantitative Value
Real Estate Securities
Real Return Bond
Science & Technology
Small Cap
Small Cap Growth
Small Cap Index
Small Cap Opportunities
Small Company
Small Company Value
Special Value
Strategic Bond
Strategic Income
Strategic Opportunities
Strategic Value
Total Return
Total Stock Market Index
U.S. Core (formerly Growth & Income)
U.S. Global Leaders Growth
U.S. Government Securities
U.S. High Yield Bond
U.S. Large Cap
Utilities
Value

                      FAM VARIABLE SERIES FUNDS, INC. (1)

Mercury Basic Value V. I. Fund
Mercury Value Opportunities V. I. Fund
Mercury Global Allocation V. I. Fund

(1) not available to John Hancock USA contracts issued on or after January 28, 2002, or with any John Hancock New York Contract.

                         PIMCO VARIABLE INSURANCE TRUST

PIMCO VIT All Asset Portfolio

CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, GUARANTEED OR ENDORSED BY, ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT EACH SEPARATE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACTS THAT YOU SHOULD KNOW BEFORE INVESTING. THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

           JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)                    JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
----------------------------------------------------------------- -----------------------------------------------------------------
     ANNUITY SERVICE OFFICE               MAILING ADDRESS              ANNUITY SERVICE OFFICE              MAILING ADDRESS
-------------------------------- -------------------------------- -------------------------------- --------------------------------
       601 Congress Street             Post Office Box 55230             601 Congress Street             Post Office Box 55013
Boston, Massachusetts 02210-2805 Boston, Massachusetts 02205-5230 Boston, Massachusetts 02210-2805 Boston, Massachusetts 02205-5013
(617) 663-3000 or (800) 344-1029   www.johnhancockannuities.com   (877) 391-3748 or (800) 551-2078   www.johnhancocknewyork.com

                                Table of Contents


OVERVIEW...................................................................    1
GLOSSARY OF SPECIAL TERMS..................................................    5
FEE TABLES.................................................................    7
   EXAMPLES................................................................   15
GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS..........   18
   THE COMPANIES...........................................................   18
   THE SEPARATE ACCOUNTS...................................................   19
   THE FUNDS...............................................................   19
   VOTING INTEREST.........................................................   25
DESCRIPTION OF THE CONTRACTS...............................................   26
   ELIGIBLE PLANS..........................................................   26
   ACCUMULATION PERIOD PROVISIONS..........................................   26
      Purchase Payments....................................................   26
      Accumulation Units...................................................   27
      Value of Accumulation Units..........................................   27
      Net Investment Factor................................................   27
      Transfers Among Investment Options...................................   27
      Maximum Number of Investment Options.................................   28
      Telephone and Electronic Transactions................................   28
      Special Transfer Services - Dollar Cost Averaging....................   29
      Special Transfer Services - Asset Rebalancing Program................   29
      Withdrawals..........................................................   30
      Special Withdrawal Services - the Income Plan........................   30
      Death Benefit During the Accumulation Period.........................   31
      Amount of Death Benefit for a John Hancock USA Contract..............   31
      Amount of Death Benefit for a John Hancock-New York Contract.........   31
   PAY-OUT PERIOD PROVISIONS...............................................   33
      General..............................................................   33
      Annuity Options......................................................   33
      Determination of Amount of the First Variable Annuity Benefit
         Payment...........................................................   35
      Annuity Units and the Determination of Subsequent Variable Annuity
         Benefit Payments..................................................   35
      Transfers During Pay-out Period......................................   35
      Death Benefit During Pay-out Period..................................   35
   OTHER CONTRACT PROVISIONS...............................................   36
      Right to Review......................................................   36
      Ownership............................................................   36
      Annuitant............................................................   37
      Beneficiary..........................................................   37
      Modification.........................................................   37
      Our Approval.........................................................   37
      Misstatement and Proof of Age, Sex or Survival.......................   37
   FIXED INVESTMENT OPTIONS................................................   37
   OPTIONAL BENEFITS FOR THE JOHN HANCOCK USA CONTRACTS....................   39
      Principal Plus Benefit Rider.........................................   39
      Triple Protection Death Benefit Rider................................   46
   CHARGES AND DEDUCTIONS..................................................   50
      Withdrawal Charges...................................................   50
      Administration Fees..................................................   51
      Distribution Fee.....................................................   51
      Mortality and Expense Risks Charge...................................   51
      Reduction or Elimination of Charges and Deductions...................   51
      Premium Taxes........................................................   52
FEDERAL TAX MATTERS........................................................   52
   INTRODUCTION............................................................   54
   OUR TAX STATUS..........................................................   54
   SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFIT RIDERS......................   54
   NON-QUALIFIED CONTRACTS (CONTRACTS NOT PURCHASED TO FUND A QUALIFIED
      PLAN)................................................................   54
      Undistributed Gains..................................................   54
      Taxation of Annuity Payments.........................................   54
      Surrenders, Withdrawals and Death Benefits...........................   55
      Taxation of Death Benefit Proceeds...................................   55
      Penalty Tax on Premature Distributions...............................   56
      Puerto Rico Non-Qualified Contracts..................................   56
      Diversification Requirements.........................................   56
   QUALIFIED CONTRACTS (CONTRACTS PURCHASED FOR A QUALIFIED PLAN)..........   56
      Penalty Tax on Premature Distributions...............................   57
      Tax-Free Rollovers...................................................   58
      Loans................................................................   58
      Puerto Rico Contracts Issued to Fund Retirement Plans................   59
   SEE YOUR OWN TAX ADVISER................................................   59
GENERAL MATTERS............................................................   60
      Asset Allocation Services............................................   60
      Restrictions Under the Texas Optional Retirement Program for John
         Hancock USA Contracts.............................................   60
      Distribution of Contracts............................................   60
      Confirmation Statements..............................................   61
      Legal Proceedings....................................................   61
      Reinsurance Arrangements.............................................   61
APPENDIX __: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE..................   63
APPENDIX __: PRIOR CONTRACTS...............................................   64
      Death Benefit Provisions under Prior Contracts.......................   64
APPENDIX __: QUALIFIED PLAN TYPES..........................................   67
APPENDIX F: PRODUCT FEATURES AVAILABLE ON OLDER CONTRACTS..................   70
      Optional Benefits....................................................   71
APPENDIX U: TABLES OF ACCUMULATION UNIT VALUE..............................   73

We provide additional information about the Contracts and the Separate Accounts in Statements of Additional Information, dated the same date as this Prospectus, which we filed with the SEC and incorporate herein by reference. You may obtain the Statement of Additional Information applicable to your Contract without charge upon request by writing us at the Annuity Service Office shown on the first page of this Prospectus. The SEC also maintains a Web site (http://www.sec.gov) that contains the Statements of Additional Information and other information about us, the Contracts and the Separate Accounts. We list the Table of Contents of the Statements of Additional Information below.


John Hancock Life Insurance Company (U.S.A.) Separate Account H

                          [TO BE UPDATED BY AMENDMENT]

GENERAL INFORMATION AND HISTORY...........................................    3
ACCUMULATION UNIT VALUE TABLES............................................    3
SERVICES..................................................................    3
   Independent Auditors...................................................    3
   Servicing Agent........................................................    3
   Principal Underwriter..................................................    3
APPENDIX A: AUDITED FINANCIAL STATEMENTS..................................   A-1


John Hancock Life Insurance Company of New York Separate Account A


                          [TO BE UPDATED BY AMENDMENT]

GENERAL INFORMATION AND HISTORY...........................................    3
ACCUMULATION UNIT VALUE TABLES............................................    3
SERVICES..................................................................    3
   Independent Auditors...................................................    3
   Servicing Agent........................................................    3
   Principal Underwriter..................................................    3
APPENDIX A: AUDITED FINANCIAL STATEMENTS..................................   A-1

                                    Overview

Certain key terms and phrases are defined in the Glossary of Special Terms that follows this overview. Each defined term or phrase is identified in BOLD-FACED TYPE the first time it is used in this Prospectus.

This overview tells you some key points you should know about the CONTRACT. Because this is an overview, it does not contain all the information that may be important to you. You should read carefully this entire PROSPECTUS, including its Appendices, your Contract and the Statement of Additional Information for more detailed information.

Some states have different rules about how contracts are described or administered. These rules are reflected in your Contract, or in your RIDER to the Contract. The terms of your Contract, or of any Rider, prevail over what is in this Prospectus.

WHAT KIND OF CONTRACT IS DESCRIBED IN THIS PROSPECTUS?

Each Contract is a flexible purchase payment deferred combination fixed and variable annuity Contract (or a single payment individual deferred combination fixed and variable annuity Contract in the state of New York) between you and a COMPANY. "Deferred payment" means payments by a Company begin on a future date under a Contract. "Variable" means your investment amounts in a Contract may increase or decrease in value daily based upon your investment choices. A Contract provides for the accumulation of your investment amounts and the payment of annuity benefits on a variable and/or fixed basis. You may have purchased a Contract for an individual directly or as.

This Prospectus primarily describes features of our current version of the Vision Contract, but it also contains information about an older version of the Contract issued by John Hancock USA from April 1993 to March 1998, and later in the state of Washington. The principal difference between the current version of the Contract and the older version, which we may refer to as "VV CONTRACTS," relates to the death benefit provisions.

DOES JOHN HANCOCK STILL OFFER THE VISION CONTRACT FOR SALE?

No. The Contracts described in this Prospectus are no longer offered for sale; however, you may make additional PURCHASE PAYMENTS as permitted under your Contract.

WHO ISSUED MY CONTRACT?

Your Contract provides the name of the Company that issued your Contract. In general, JOHN HANCOCK USA issued the Contract in any jurisdiction except New York. JOHN HANCOCK NEW YORK issued the Contract only in New York. Each Company sponsors its own SEPARATE ACCOUNT.

WHAT ARE SOME BENEFITS OF THE CONTRACT?

The Contract offers tax-deferred treatment of earnings, a DEATH BENEFIT and annuity benefit payments. In most cases, no income tax will have to be paid on your earning under the Contract until these earnings are paid out. We will pay a Death Benefit to your Beneficiary if you die during the ACCUMULATION PERIOD. The amount of the Death Benefit will vary based on your age at death and how long the Contract has been issued to you. The Death Benefit amount will be less any amounts deducted in connection with partial withdrawals. We offer a variety of fixed and variable annuity payment options. Periodic annuity benefit payments will begin on the MATURITY DATE. You select the Maturity Date, the frequency of payment and the type of annuity benefit payment option. Annuity benefit payments are made to the ANNUITANT.

See Appendix [_] for information on death benefit provisions applicable to certain older classes of John Hancock USA Contracts and John Hancock USA Contracts issued in the state of Washington.

HOW DOES THE CONTRACT WORK?

Under the Contract, you make one or more Purchase Payments to a Company for a period of time, known as the Accumulation Period. Later, beginning on the Contract's Maturity Date, that Company makes one or more annuity benefit payments under the Contract, known as the PAY-OUT PERIOD. Your Contract Value during the Accumulation Period and the amounts of annuity benefit payments during the Pay-out Period may either be variable or fixed, depending upon your investment choices.

HOW CAN I INVEST MONEY IN THE CONTRACT?

We call the investments you make in your Contract Purchase Payments. The below table shows the required minimum amount you initially paid for the Contract. The table also shows the required minimum amount for subsequent Purchase Payments. Additional Purchase Payments generally may be made at any time. Under a John Hancock New York Contract, subsequent purchase payments are not permitted.

                                    MINIMUM SUBSEQUENT
                                   PURCHASE PAYMENT FOR
                 MINIMUM INITIAL     JOHN HANCOCK USA
   CONTRACT     PURCHASE PAYMENT         CONTRACTS
   --------     ----------------   --------------------
Non-Qualified        $25,000               $1000
Qualified            $25,000               $  30

If a Purchase Payment causes your Contract Value to exceed $1,000,000 or your Contract Value already exceeds $1,000,000, you must obtain our approval in order to make the Purchase Payment.

WHAT ARE MY INVESTMENT CHOICES?

There are two main types of investment options: VARIABLE INVESTMENT OPTIONS and a FIXED INVESTMENT OPTION.

Variable Investment Options. You may invest in any of the Variable Investment Options. Each Variable Investment Option is a sub-account of a Separate Account that invests in a corresponding FUND. The FUND PROSPECTUS contains a full description of a Fund. The amount you've invested in any Variable Investment Option will increase or decrease based upon the investment performance of the corresponding Fund. Except for certain charges we deduct, your investment experience will be the same as if you had invested in a Fund directly and reinvested all Fund dividends and distributions in additional shares. Your Contract Value during the Accumulation Period and the amounts of annuity benefit payments will depend upon the investment performance of the underlying Fund of the Variable Investment Option you select and/or upon the interest we credit on each Fixed Investment Option you select.


Allocating assets only to one or a small number of the Variable Investment Options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of Variable Investment Options that concentrate their investments in a particular business or market sector will increase the risk that the your Contract Value will be more volatile since these Variable Investment Options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology-related businesses, including internet-related businesses, (b) small cap securities and (c) foreign securities. We do not provide advice regarding appropriate investment allocations, and you should discuss this matter with your financial consultant.



Fixed Investment Option. Currently, we do not allow Purchase Payments or transfers to a Fixed Investment Option. If available, Fixed Investment Options will earn interest at the rate we have set for that Fixed Investment Option. The interest rate depends upon the length of the guarantee period of the Fixed Investment Option. Under a Fixed Investment Option, we guarantee the principal value of Purchase Payments and the rate of interest credited to the investment account for the term of any guarantee period we may make available. Subject to certain regulatory limitations, we may restrict Purchase Payments and transfers to a Fixed Investment Option if the guaranteed interest rate in effect is equal to 3%.


HOW CAN I CHANGE MY INVESTMENT CHOICES?


You designate how your Purchase Payments are to be allocated among the investment options. You may change this investment allocation for future Purchase Payments at any time.



Transfers Among Investment Options. During the Accumulation Period, you may transfer your investment amounts among investment options without charge, subject to certain restrictions described below and in the section entitled "Transfers Among Investment Options." During the Pay-out Period, you may transfer your allocations among the Variable Investment Options, subject to certain restrictions described in the section entitled "Transfers During Pay-out Period." However, during the Pay-out Period, you may not transfer from a Variable Investment Option to a Fixed Investment Option, or from a Fixed Investment Option to a Variable Investment Option.



The Variable Investment Options can be a prime target for abusive transfer activity. Long-term investors in a Variable Investment Option can be harmed by frequent transfer activity since such activity may expose the Variable Investment Option's corresponding Fund to increased Fund transaction costs (affecting the value of the shares) and/or disruption to the corresponding Fund manager's ability to effectively manage such corresponding Fund, both of which may result in dilution with respect to interests held for long-term investment. To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions described in more detail in this Prospectus. We apply each Separate Account's policy and procedures uniformly to all CONTRACT OWNERS.

CAN I TAKE OUT ANY OF MY MONEY?


During the Accumulation Period, you may withdraw all or a portion of your Contract Value. The amount you withdraw from any investment option must be at least $300 or, if less, your entire balance in that investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce your Contract Value to less than $300, we will treat your withdrawal request as a request to withdraw all of your Contract Value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% IRS penalty tax.


WHAT TYPES OF OPTIONAL BENEFIT RIDERS MAY HAVE BEEN AVAILABLE TO ME UNDER THE CONTRACT?

This Prospectus provides information about optional benefit Riders that you may have elected when you purchased a Contract. These Riders were not available in all states, and may not have been available when you purchased the Contract. If you elected any of these Riders, you will pay the applicable fee shown in the Fee Tables section of this Prospectus. You should review your Contract carefully to determine which optional benefit Riders, if any, you purchased.

We describe the following optional benefit Riders in the Appendix __ to this
Prospectus:

Triple Protection Death Benefit ("T-PRO") (not available for John Hancock NY Contracts or for John Hancock USA Contracts issued prior to December 8, 2003)

Principal Plus (not available for John Hancock NY Contracts or for John Hancock USA Contracts issued prior to December 8, 2003)

WHAT CHARGES DO I PAY UNDER THE CONTRACT?

Your Contract has an annual administrative fee of $30. Your Contract also has asset-based charges to compensate us primarily for our administrative expenses and for the mortality and expense risks that we assume under the Contract. These charges do not apply to assets you have in our Fixed Investment Option. We take the deduction proportionally from each Variable Investment Option you are then using. We make deductions for any applicable taxes based on the amount of a Purchase Payment. If you elect a Rider, we also deduct the Rider charges shown in the Fee Tables proportionally from each of your investment options[, including the Fixed Investment Option,] based on your value in each.

If you withdraw some of your Purchase Payments from your Contract prior to the Maturity Date, or if you surrender (turn in) your Contract, in its entirety, for cash prior to the Maturity Date, we may assess a withdrawal charge. The amount of this charge will depend on the number of years that have passed since we received your Purchase Payments, as shown in the Fee Tables.

WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?

In most cases, no income tax will have to be paid on amounts you earn under a contract until these earnings are paid out. All or part of the following distributions from a contract may constitute a taxable payout of earnings:

- full or partial withdrawals (including surrenders and systematic withdrawals),

-    payment of any death benefit proceeds, and

-    periodic payments under one of our annuity payment options.

How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as:

-    the type of the distribution,

-    when the distribution is made,

- the nature of any Qualified Plan for which the contract is being used, if any, and

-    the circumstances under which the payments are made.

If your contract is issued in connection with a Qualified Plan, all or part of your premium payments may be tax-deductible.

Special 10% tax penalties apply in many cases to the taxable portion of any distributions taken from a contract before you reach age 59 1/2. Also, most Qualified Plans require that distributions from a contract commence and/or be completed by a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible premiums you paid or on any earnings under the Contract. If your Contract is issued in connection with a Qualified Plan, all or part of your premium payments may be tax-deductible.

IF YOU PURCHASED THE CONTRACT AS AN INVESTMENT VEHICLE FOR A QUALIFIED PLAN, YOU SHOULD CONSIDER THAT THE CONTRACT DOES NOT

PROVIDE ANY ADDITIONAL TAX-DEFERRAL BENEFITS BEYOND THE TREATMENT PROVIDED BY THE QUALIFIED PLAN ITSELF. THE FAVORABLE TAX-DEFERRAL BENEFITS AVAILABLE FOR QUALIFIED PLANS THAT INVEST IN ANNUITY CONTRACTS ARE ALSO GENERALLY AVAILABLE IF THE QUALIFIED PLANS PURCHASE OTHER TYPES OF INVESTMENTS, SUCH AS MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. HOWEVER, THE CONTRACT OFFERS FEATURES AND BENEFITS THAT OTHER INVESTMENTS MAY NOT OFFER. YOU AND YOUR FINANCIAL PROFESSIONAL SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS AND PROTECTION THROUGH LIVING GUARANTEES, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED PLAN ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.

We provide additional information on taxes in the Federal Tax Matters section of this Prospectus. We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

CAN I RETURN MY CONTRACT?

In most cases, you have the right to cancel your Contract within 10 days (or longer in some states) after you receive it. In most states, you will receive a refund equal to the Contract Value (minus any unpaid loans) on the date of cancellation, adjusted by any then-applicable market value adjustments and increased by any charges for premium taxes deducted by us to that date. In some states, or if your Contract is issued as an "IRA," you will receive a refund of any Purchase Payments you made. The date of cancellation is the date we receive the Contract.

WILL I RECEIVE A CONFIRMATION STATEMENT?


We will send you a confirmation statement for certain transactions in your account. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuity Service Office (at the address or phone number shown on the cover of this prospectus). If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

                            Glossary of Special Terms


The following terms as used in this Prospectus have the indicated meanings:

Accumulation Period: The period between the issue date of the Contract and its Maturity Date. During this period, Purchase Payments are typically made to the Contract by the Owner.

Annuitant: Any natural person or persons to whom annuity benefit payments are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies. If the Contract Owner names more than one person as an "Annuitant," the second person named is referred to as "co-Annuitant." The "Annuitant" and "co-Annuitant" are referred to collectively as "Annuitant." The "Annuitant" is as designated on the Contract specification page or in the application, unless changed. The Annuitant becomes the owner of the Contract during the Pay-Out Period.

Annuity Option: The method selected by the Contract Owner (or as specified in the Contract if no selection is made) for annuity benefit payments made by us.

Annuity Unit: A unit of measure that is used after the Annuitization to calculate variable annuity benefit payments.

Annuity Service Office: The mailing address of our service office is listed on the first page of this Prospectus. You can send overnight mail to us at 601 Congress St. Boston, MA 02210-2805.

Beneficiary: The person, persons or entity entitled to the death benefit under the Contract upon the death of a Contract Owner or, in certain circumstances, an Annuitant. The Beneficiary is as specified in the application, unless changed.

Business Day: Any day on which the New York Stock Exchange is open for business and the net asset value of the Funds may be determined.

Code: The Internal Revenue Code of 1986, as amended.

Company: John Hancock USA or John Hancock New York.

Contingent Beneficiary: The person, persons or entity to become the Beneficiary if the Beneficiary is not alive. The Contingent Beneficiary is as specified in the application, unless changed.

Contract: The variable annuity contract offered by this Prospectus. If you purchase this annuity under a group contract, "Contract" means the certificate issued to you under the group contract.

Contract Anniversary: The anniversary of the Contract Date.

Contract Date: The date of issue of the Contract.

Contract Value: The total of the investment account values and, if applicable, any amount in the Loan Account attributable to the Contract.

Contract Year: The period of twelve consecutive months beginning on the date as of which the Contract is issued, or any anniversary of that date.

Debt: Any amounts in the loan account attributable to the Contract plus any accrued loan interest. The loan provision is applicable to certain qualified contracts only.

Fixed Annuity: An annuity option with payments for a set dollar amount that we guarantee.

Fixed Investment Option: An Investment Option in which a Company guarantees the principal value and the rate of interest credited to the Investment Account for the term of any guarantee period.

Fund: A series of a registered open-end investment management company which corresponds to a Variable Investment Option.

General Account: All of a Company's assets, other than assets in its separate account, and any other separate account it may maintain.

Investment Account: An account we establish for you which represents your interests in an investment option during the Accumulation Period.

Investment Options: The investment choices available to Contract Owners.

John Hancock USA: John Hancock Life Insurance Company (U.S.A.).

John Hancock New York: John Hancock Life Insurance Company of New York.

Loan Account: The portion of our General Account that we use for collateral for a loan under certain Qualified Contracts.

Maturity Date: The date on which the Pay-out Period commences and we begin to make annuity benefit payments to the Annuitant. The Maturity Date is the date specified on the Contract specifications page, unless changed.

Non-Qualified Contracts: Contracts which are not issued under Qualified Plans.

Owner or Contract Owner ("You"): The person, persons (co-owner) or entity entitled to all of the ownership rights under the Contract. References in this Prospectus to Contract Owners are typically by use of "you." The owner has the legal right to make all changes in contractual designations where specifically permitted by the Contract. The owner is as specified in the application, unless changed. The Annuitant becomes the owner of the Contract during the Pay-Out Period.

Pay-Out Period: The period when we make annuity benefit payments to you following the Maturity Date.

Prospectus: This prospectus that describes interests in the Contract.

Purchase Payment: An amount you pay to us for the benefits provided by the Contract.

Qualified Contracts: Contracts issued under Qualified Plans.

Qualified Plans: Retirement plans that receive favorable tax treatment under
Section 401, 403, 408 (IRAs), 408A (Roth IRAs) or 457 of the Code.

Rider: An optional benefit that you may elect for an additional charge.

Separate Account: John Hancock Life Insurance Company (U.S.A.) Separate Account H or John Hancock Life Insurance Company of New York Separate Account A, as applicable. A Separate Account is a segregated account of a Company that is not commingled with the general assets and obligations of the Company.

Sub-Account: a sub-account of the Separate Account. Each Sub-Account invests in shares of a specific Fund.

Unpaid Loans: The unpaid amount (including any accrued interest) of loans a Qualified Contract Owner may have taken from us, using certain contracts as collateral.

Variable Investment Option: An investment option corresponding to a sub-account of a Separate Account that invests in shares of a specific Fund.

Variable Annuity: An Annuity Option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified Sub-Accounts.

                                   Fee Tables


The following tables describe the fees and expenses that you will pay when buying, owning and surrendering a Contract. The tables also describe the fees and expenses for older versions of the Contract, as well as information about optional benefit riders that were available for certain time periods. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus under "Charges and Deductions" for VISION Contracts. The items listed under "Total Annual
Fund Operating Expenses" are described in detail in the Fund prospectuses. Unless otherwise shown, the tables entitled "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" show the maximum fees and expenses (including fees deducted from contract value for optional benefits).



THE FOLLOWING TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.


                       CONTRACT OWNER TRANSACTION EXPENSES


                                                    JOHN HANCOCK USA
                                 -----------------------------------------------------
                                 Contracts issued on and   1996 Contracts issued prior     JOHN HANCOCK-NEW YORK
                                    after November 1,          to November 1, 1996       All contract issue dates
                                 -----------------------   ---------------------------   ------------------------
MAXIMUM WITHDRAWAL CHARGE
(AS % OF PURCHASE PAYMENTS)(A)
First Year                                 None                           3%
Second Year                                                               3%                       None
Third Year                                                                3%
Thereafter
ANNUAL CONTRACT FEE                        None                        None                        None
TRANSFER FEE(B)
Maximum Fee                                 $25                         $25                         $25
Current Fee                                 $ 0                         $ 0                         $ 0



(A) The charge is taken within the specified period of years measured from the date of a purchase payment.


(B) We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.


THE FOLLOWING TABLE DESCRIBES FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THIS TABLE DOES NOT INCLUDE ANNUAL FUND OPERATING EXPENSES.


                       SEPARATE ACCOUNT ANNUAL EXPENSES(A)


Mortality and expense risks fee          1.25%
Distribution fee                         0.25%
Administration fee- asset based          0.15%
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES   1.65%



             FEES DEDUCTED FROM CONTRACT VALUE FOR OPTIONAL BENEFITS
              (NOT AVAILABLE WITH JOHN HANCOCK NEW YORK CONTRACTS)



PRINCIPAL PLUS (AS A PERCENTAGE OF ADJUSTED GWB)(B)
Maximum fee                                           0.75%(B)
Current fee                                           0.30%(B)
TRIPLE PROTECTION DEATH BENEFIT(C)
(AS A PERCENTAGE OF  T PRO DEATH BENEFIT)
Current fee                                           0.50%


(A) A daily charge reflected as a percentage of the variable investment accounts unless otherwise noted.

(B) The current charge is 0.30%. We reserve the right to increase the charge to a maximum charge of 0.75% if the GWB is "Stepped-Up" to equal the contract value. The charge is deducted on an annual basis from the contract value. This optional benefit was not available for contracts issued prior to December 8, 2003.

(C) This optional benefit was not available for contracts issued prior to December 8, 2003 and can not be purchased if you elect to purchase Principal Plus.

THE NEXT TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND'S PROSPECTUS.



TOTAL ANNUAL FUND OPERATING EXPENSES                                               MINIMUM(A)   MAXIMUM
------------------------------------                                               ----------   -------
Range of expenses that are deducted from fund assets, including management fees,
Rule 12b-1 fees, and other expenses for contracts issued on and after January
28, 2002(B)                                                                           0.76%      1.87%

Range of expenses that are deducted from fund assets, including management fees,
Rule 12b-1 fees, and other expenses for contracts issued prior to January 28,
2002(B)                                                                               0.56%      1.87%



(A) For contracts issued prior to January 28, 2002, the range of expenses has a lower minimum of __% because an Account invests in Class 1 Fund shares for certain variable investment options available under those contracts.


(B) The minimum and maximum expenses shown do not reflect any expense reimbursements or waivers. If such reimbursements or waivers were reflected, the minimum and maximum expenses for contracts issued on and after January 28, 2002 would be 0.76% and 1.79%, respectively, and for contracts issued prior to January 28, 2002 the minimum and maximum expenses would be 0.56% and 1.79%, respectively. Expense reimbursements may be terminated at any time.


The following table describes the operating expenses for each of the Funds, as a percentage of the fund's average net assets for the fiscal year ending December 31, 2005. More detail concerning each Fund's fees and expenses is contained in the fund's prospectus and in the notes following the table. You should disregard any reference to Series I shares of the John Hancock Trust if your Contract was issued after January 28, 2002. For Contracts issued prior to that date, we invest the assets of each sub-account corresponding to a John Hancock Trust Fund in Series I shares of that Fund (except in the case of Funds that commenced operation on or after January 28, 2002.


[TO BE UPDATED BY AMENDMENT]


                                              MANAGEMENT   RULE 12B-1     OTHER    TOTAL ANNUAL
FUND                                             FEES         FEES      EXPENSES     EXPENSES
----                                          ----------   ----------   --------   ------------
JOHN HANCOCK TRUST

Pacific Rim Trust(H)
- Series I
- Series II

Health Sciences Trust(H)
- Series I
- Series II

Emerging Growth Trust
- Series I
- Series II

Small Cap Growth Trust(A)
- Series I
- Series II

Emerging  Small Company Trust(H)
- Series I
- Series II

Small Cap Trust(A)
- Series I
- Series II

Small Cap Index Trust(H)
- Series I
- Series II

Small Company Trust +
- Series I
- Series II

Dynamic Growth Trust(H)
- Series I
- Series II

Mid Cap Stock Trust(H)
- Series I
- Series II

                                              MANAGEMENT   RULE 12B-1     OTHER    TOTAL ANNUAL
FUND                                             FEES         FEES      EXPENSES     EXPENSES
----                                          ----------   ----------   --------   ------------
Natural Resources Trust
- Series I
- Series II

All Cap Growth Trust(H)
- Series I
- Series II

Strategic Opportunities Trust(H)
- Series I
- Series II

Financial Services Trust(H)
- Series I
- Series II

International Opportunities Trust(A)
- Series I
- Series II

International Stock Trust(H)
- Series I
- Series II

International Small Cap Trust(H)
- Series I
- Series II

International Equity Index Trust(A)
- Series I
- Series II

Overseas Equity Trust(A)
- Series I
- Series II

American International Trust(G)
- Series I
- Series II

International Value Trust(H)
- Series I
- Series II

Quantitative Mid Cap Trust(H)
- Series I
- Series II

Mid Cap Index Trust(H)
- Series I
- Series II

Mid Cap Core Trust
- Series I
- Series II

Global Trust(H)
- Series I
- Series II

Capital Appreciation Trust(H)
- Series I
- Series II

American Growth Trust(G)
- Series I
- Series II

U.S. Global Leaders Growth Trust +
- Series I
- Series II

                                              MANAGEMENT   RULE 12B-1     OTHER    TOTAL ANNUAL
FUND                                             FEES         FEES      EXPENSES     EXPENSES
----                                          ----------   ----------   --------   ------------
Quantitative All Cap Trust
- Series I
- Series II

All Cap Core Trust(H)
- Series I
- Series II

Large Cap Growth Trust(H)
- Series I
- Series II

Total Stock Market Index Trust(H)
- Series I
- Series II

Blue Chip Growth Trust(H)
- Series I
- Series II

U.S. Large Cap Trust(H)
- Series I
- Series II

Core Equity Trust +
- Series I
- Series II

Strategic Value Trust(H)
- Series I
- Series II

Large Cap Value Trust
- Series I
- Series II

Classic Value Trust +
- Series I
- Series II

Utilities Trust(H)
- Series I
- Series II

Real Estate Securities Trust(H)
- Series I
- Series II

Small Cap Opportunities Trust
- Series I
- Series II

Small Cap Value Trust(A)
- Series I
- Series II

Small Company Value Trust(H)
- Series I
- Series II

Special Value Trust
- Series I
- Series II

Mid Value Trust
- Series I
- Series II

Mid Cap Value Trust(H)
- Series I
- Series II

Value Trust(H)
- Series I
- Series II

                                              MANAGEMENT   RULE 12B-1     OTHER    TOTAL ANNUAL
FUND                                             FEES         FEES      EXPENSES     EXPENSES
----                                          ----------   ----------   --------   ------------
All Cap Value Trust(H)
- Series I
- Series II

500 Index Trust(H)
- Series I
- Series II

Fundamental Value Trust(H)
- Series I
- Series II

Growth & Income Trust(H)
- Series I
- Series II

Large Cap Trust(A)
- Series I
- Series II

Quantitative Value Trust +
- Series I
- Series II

American Growth-Income Trust(G)
- Series I
- Series II

Equity-Income Trust(H)
- Series I
- Series II

American Blue Chip Income and Growth Trust(G)
- Series I
- Series II

Income & Value Trust(H)
- Series I
- Series II

Global Allocation Trust(H)
- Series I
- Series II

High Yield Trust(H)
- Series I
- Series II

U.S. High Yield Bond Trust(A)
- Series I
- Series II

Strategic Bond Trust(H)
- Series I
- Series II

Strategic Income Trust +
- Series I
- Series II

Global Bond Trust(H)
- Series I
- Series II

Investment Quality Bond Trust(H)
- Series I
- Series II

Total Return Trust(H)
- Series I
- Series II

Real Return Bond Trust
- Series I
- Series II

                                              MANAGEMENT   RULE 12B-1     OTHER    TOTAL ANNUAL
FUND                                             FEES         FEES      EXPENSES     EXPENSES
----                                          ----------   ----------   --------   ------------
Core Bond Trust(A)
- Series I
- Series II

Active Bond Trust(A)
- Series I
- Series II

U.S. Government Securities Trust(H)
- Series I
- Series II

Money Market Trust(H)
- Series I
- Series II

Lifestyle Aggressive Trust(H)
- Series I
- Series II

Lifestyle Growth Trust(H)
- Series I
- Series II

Lifestyle Balanced Trust(H)
- Series I
- Series II

Lifestyle Moderate Trust(H)
- Series I
- Series II

Lifestyle Conservative Trust(H)
- Series I
- Series II

FAM VARIABLE SERIES FUNDS, INC.
Mercury Basic Value V. I. Fund
- Series I
- Series II

Mercury Value Opportunities V. I. Fund
- Series I
- Series II

Mercury Global Allocation V. I. Fund
- Series I
- Series II

PIMCO VARIABLE INSURANCE TRUST - CLASS M
   SHARES:
PIMCO VIT All Asset Portfolio


+    Commencement of operations -- May 3, 2004

(A)  Based on estimates for the current fiscal year


(B) Each of the Lifestyle Trusts may invest in all the other Trust funds except the American Growth Trust, the American International Trust, the American Blue Chip Income and Growth Trust and the American Growth-Income Trust (the "Underlying Funds.") The Total Trust Annual Expenses for the Underlying Funds range from 0.28% to 1.44%.



"Other Expenses" reflects the expenses of the Underlying Funds as well as the expenses of the Lifestyle Trust. The Adviser is currently paying a portion of the expenses of each Lifestyle Trust. The expenses above do not reflect this expense reimbursement. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Annual Expenses" would be:

                                                    TOTAL ANNUAL
FUND                               OTHER EXPENSES     EXPENSES
----                               --------------   ------------
Lifestyle Aggressive 1000 Trust         1.01%           1.31%
Lifestyle Growth 820 Trust              0.94%           1.24%
Lifestyle Balanced 640 Trust            0.89%           1.19%
Lifestyle Moderate 460 Trust            0.86%           1.16%
Lifestyle Conservative 280 Trust        0.78%           1.08%


This voluntary expense reimbursement may be terminated at any time.


(C) The Adviser has voluntarily agreed to waive a portion of its advisory fee for the Science & Technology Trust, Health Sciences Trust, the Blue Chip Growth Trust, the Equity-Income Trust, the Mid Value Trust and the Small Company Value Trust. The waiver is based on the combined assets of these funds. Once these combined assets exceed specified amounts, the fee reduction is increased. The fee reductions are applied to the advisory fees of each of the six funds. This voluntary fee waiver may be terminated at any time by the Adviser. If such advisory fee waiver were reflected, it is estimated that the "Management Fees" and "Total Annual Expenses" for these funds would have been as follows:



                             MANAGEMENT   TOTAL ANNUAL
FUND                            FEES        EXPENSES
----                         ----------   ------------
Science & Technology Trust      1.01%         1.33%
Health Sciences Trust           1.02%         1.38%
Blue Chip Growth Trust          0.79%         1.08%
Equity-Income Trust             0.78%         1.08%
Mid Value Trust                 0.98%         1.30%
Small Company Value Trust       1.01%         1.27%



(D) For certain funds, the Adviser reduces its advisory fee or reimburses the fund if the total of all expenses (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, fund brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the fund's business) exceed certain annual rates. In the case of the Small Company Trust, U.S. Global Leaders Growth Trust, and Classic Value Trust, the Adviser reimbursed the fund for certain expenses for the year ended December 31, 2004. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Annual Expenses" would be:



                                                    TOTAL ANNUAL
FUND                               OTHER EXPENSES     EXPENSES
----                               --------------   ------------
Small Company Trust                     0.49%           1.79%
U.S. Global Leaders Growth Trust        0.50%           1.46%
Classic Value Trust                     0.50%           1.62%


These voluntary expense reimbursements may be terminated at any time.


(E) Effective December 9, 2003, due to a decrease in the subadvisory fees for the Global Trust and the International Value Trust, the Adviser voluntarily agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for each such fund does not exceed 0.35% of the fund's average net assets. For the year ended December 31, 2004, the effective annual advisory fees ("Management Fees") and "Total Annual Expenses" were as follows:



                            MANAGEMENT   TOTAL ANNUAL
FUND                           FEES        EXPENSES
----                        ----------   ------------
Global Trust                   0.80%         1.20%
International Value Trust      0.80%         1.20%


These advisory fee waivers may be rescinded at any time.

(F) Financial Services and Fundamental Value Trusts. The Adviser has voluntarily agreed to reduce its advisory fee for the Financial Services and Fundamental Value Trusts to the amounts shown below. These advisory fee waivers may be terminated at any time.


                                        BETWEEN $50
                           FIRST $50    MILLION AND     EXCESS OVER
FUND                        MILLION*   $500 MILLION*   $500 MILLION*
----                       ---------   -------------   -------------
Financial Services Trust     0.85%         0.80%           0.75%
Fundamental Value Trust      0.85%         0.80%           0.75%


*    as a percentage of average annual net assets.


If such advisory fee waiver were reflected, it is estimated that the advisory fees ("Management Fees") and "Total Annual Expenses" for these funds would have been as follows:

                           MANAGEMENT   TOTAL ANNUAL
FUND                          FEES        EXPENSES
----                       ----------   ------------
Financial Services Trust      0.83%         1.16%
Fundamental Value Trust       0.79%         1.09%



(G) Reflects the aggregate annual operating expenses of each fund and its corresponding master fund. In the case of the American Growth, American International, American Blue Chip Income and Growth, and American Growth-Income, during the year ended December 31, 2004, Capital Research Management Company (the adviser to the American Growth, American International, American Blue Chip Income and Growth, and American Growth-Income) voluntarily reduced investment advisory fees to rate provided by amended agreement effective April 1, 2004. These advisory fee reductions may be terminated at any time. If such advisory fee reductions were reflected, it is estimated that "Management Fees" and "Total Annual Expenses" would be:



                                             MANAGEMENT   TOTAL ANNUAL
FUND                                            FEES        EXPENSES
----                                         ----------   ------------
American Growth Trust                           0.34%         1.12%
American International Trust                    0.53%         1.36%
American Blue Chip Income and Growth Trust      0.44%         1.24%
American Growth-Income Trust                    0.28%         1.06%



(H) The Variable Account invests in the Series I class of this fund's shares for contracts issued prior to May 13, 2002. See the appendix in this Prospectus entitled "Prior Contracts" for more information.


EXAMPLES


The following examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner expenses, contract fees, separate account annual expenses and Fund fees and expenses.



The following example assumes that you invest $10,000 in a Contract issued during the period shown. The first example also assumes that your investment has a 5% return each year and assumes the maximum annual contract fee and the maximum fees and expenses of any of the Funds and the maximum fee for any optional rider available at the time of issue. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



     Example 1. Maximum Fund operating expenses:


[TO BE UPDATED BY AMENDMENT

             MAXIMUM FUND LEVEL TOTAL OPERATING EXPENSES --- VISION


JOHN HANCOCK USA CONTRACT ISSUED AFTER JANUARY
   2002 WITH PRINCIPAL PLUS                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
If you surrender the contract at the end of the
   applicable time period:                           $_____    $_____    $_____    $_____
If you annuitize, or do not surrender the contract
   at the end of the applicable time period          $_____    $_____    $_____    $_____
JOHN HANCOCK USA CONTRACT ISSUED FROM
   NOVEMBER 1996 THROUGH JANUARY 2002                1 YEAR   3 YEARS   5 YEARS   10 YEARS
If you surrender the contract at the end of the
   applicable time period:                           $_____    $_____    $_____    $_____
If you annuitize, or do not surrender the contract
   at the end of the applicable time period          $_____    $_____    $_____    $_____
JOHN HANCOCK USA CONTRACT ISSUED PRIOR TO NOVEMBER
   1996                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
If you surrender the contract at the end of the
   applicable time period:                           $_____    $_____    $_____    $_____
If you annuitize, or do not surrender the contract
   at the end of the applicable time period          $_____    $_____    $_____    $_____
JOHN HANCOCK NEW YORK CONTRACT ISSUED AFTER
   JANUARY 2002                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS

If you surrender the contract at the end of the              $___      $___      $___      $___
applicable time period:
If you annuitize, or do not surrender the contract at the    $___      $___      $___      $___
end of the applicable time period
JOHN HANCOCK NEW YORK CONTRACT ISSUED PRIOR TO              1 YEAR   3 YEARS   5 YEARS   10 YEARS
JANUARY 2002
If you surrender the contract at the end of the              $___      $___      $___      $___
applicable time period:
If you annuitize, or do not surrender the contract at the    $___      $___      $___      $___
end of the applicable time period


The next example assumes that you invest $10,000 in a Contract issued during the period shown. This example also assumes that your investment has a 5% return each year and assumes the average annual contract fee we expect to receive for the Contracts, the minimum fees and expenses of any of the Funds, and if you selected no optional riders that have been available. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



Example 2. Minimum Fund operating expenses - Contract with no optional riders:


              MINIMUM FUND LEVEL TOTAL OPERATING EXPENSES ---VISION


JOHN HANCOCK USA CONTRACT ISSUED AFTER                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
JANUARY 2002 WITH PRINCIPAL PLUS
If you surrender the contract at the end of the              $___      $___      $___      $___
applicable time period:
If you annuitize, or do not surrender the contract at the    $___      $___      $___      $___
end of the applicable time period

JOHN HANCOCK USA CONTRACT ISSUED FROM                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
NOVEMBER 1996 THROUGH JANUARY 2002
If you surrender the contract at the end of the              $___      $___      $___      $___
applicable time period:
If you annuitize, or do not surrender the contract at the    $___      $___      $___      $___
end of the applicable time period

JOHN HANCOCK USA CONTRACT ISSUED PRIOR TO NOVEMBER 1996     1 YEAR   3 YEARS   5 YEARS   10 YEARS
If you surrender the contract at the end of the              $___      $___      $___      $___
applicable time period:
If you annuitize, or do not surrender the contract at the    $___      $___      $___      $___
end of the applicable time period

JOHN HANCOCK NEW YORK CONTRACT ISSUED AFTER JANUARY 2002    1 YEAR   3 YEARS   5 YEARS   10 YEARS
If you surrender the contract at the end of the              $___      $___      $___      $___
applicable time period:
If you annuitize, or do not surrender the contract at the    $___      $___      $___      $___
end of the applicable time period

JOHN HANCOCK NEW YORK CONTRACT ISSUED PRIOR TO              1 YEAR   3 YEARS   5 YEARS   10 YEARS
JANUARY 2002
If you surrender the contract at the end of the              $___      $___      $___      $___
applicable time period:
If you annuitize, or do not surrender the contract at the    $___      $___      $___      $___
end of the applicable time period



Location of Financial Statements. Our financial statements and those of tge respective Separate Account may be found in the Statements of Additional Information.

        General Information About Us, the Separate Accounts and the Funds



THE COMPANIES



We are subsidiaries of Manulife Financial Corporation.



Your contract was issued by either John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York. Please refer to your contract to determine which company issued your contract.



John Hancock USA is a stock life insurance company originally organized under the laws of Maine on August 20, 1955 by a special act of the Maine legislature. John Hancock USA redomesticated under the laws of Michigan on December 30, 1992. John Hancock USA is authorized to transact a life insurance and annuity business in all states (except New York), the District of Columbia, Puerto Rico, Guam and the Virgin Islands. It's principal office is located at 601 Congress Street, Boston, Massachusetts 02210-2805.


John Hancock New York is a wholly-owned subsidiary of John Hancock USA and is a stock life insurance company organized under the laws of New York on February 10, 1992. John Hancock New York is authorized to transact a life insurance and annuity business only in the State of New York. Its principal office is located at 100 Summit Lake Drive, Valhalla New York 10595. John Hancock New York also has an Annuity Service Office at 601 Congress Street, Boston, Massachusetts 02210-2805.

The ultimate parent of both companies is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as MANULIFE FINANCIAL.


John Hancock USA and John Hancock New York have received the following ratings from independent rating agencies:


A++ A.M. Best

Superior companies have a very strong ability to meet their obligations; 1st category of 16

AA+ Fitch

Very strong capacity to meet policyholder and contract obligations; 2nd category of 24

AA+ Standard & Poor's

Very strong financial security characteristics; 2nd category of 21

John Hancock USA has also received the following rating from Moody's:

Aa2 Moody's

Excellent in financial strength; 3rd category of 21


These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of each Company's ability to honor any guarantees provided by a Contract and any applicable optional riders, but do not specifically relate to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any fund.



THE SEPARATE ACCOUNTS



We use our Separate Accounts to support the Variable Investment Options you choose.


You do not invest directly in the Funds made available under the Contracts. When you direct or transfer money to a Variable Investment Option, we will purchase shares of a corresponding Fund through one of our Separate Accounts. We hold the Fund's shares in a "sub-account" (usually with a name similar to that of the corresponding Fund) of the applicable Separate Account. A Separate Account's assets (including the Fund's shares) belong to the Company that maintains that Separate Account.


For Contracts issued by John Hancock USA, we purchase and hold Fund shares in JOHN HANCOCK USA SEPARATE ACCOUNT H. John Hancock USA became the owner of this Separate Account in a merger transaction with The Manufacturers Life Insurance Company of North America ("MANULIFE NORTH AMERICA") on January 1, 2002.

Manulife North America initially established Separate Account H on August 24, 1984 as a Separate Account under the laws of Delaware. When Manulife North America merged with John Hancock USA, John Hancock USA became the owner of Separate Account H and reestablished it as a Separate Account under the laws of Michigan. As a result of this merger, John Hancock USA became the owner of all of Manulife North America's assets, including the assets of Separate Account H, and assumed all of Manulife North America's obligations including those under its contracts. The merger had no other effects on the terms and conditions of contracts issued prior to January 1, 2002.



For Contracts issued by John Hancock New York, we purchase and hold Fund shares in JOHN HANCOCK NEW YORK SEPARATE ACCOUNT A. John Hancock New York established this Separate Account on March 4, 1992 as a Separate Account under the laws of New York.



Each Company's Contracts provide that amounts held in its Separate Account pursuant to its Contracts cannot be reached by any other persons who may have claims against that Company. Each Company's general assets also support its obligations under the Contracts, as well as all of its other obligations and liabilities. These general assets consist of all assets that are not held by the Company in its Separate Account (or in any other of its separate accounts) under variable annuity or variable life insurance contracts that give their owners a preferred claim on those assets.


We reserve the right, subject to compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish. We will not eliminate existing sub-accounts or combine sub-accounts without the prior approval of the appropriate state or federal regulatory authorities.

We registered the Separate Accounts with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as unit investment trusts. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Separate Accounts. If a Company determines that it would be in the best interests of persons having voting rights under the Contracts it issues, that Company's Separate Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.


THE FUNDS



When you select a Variable Investment Option, we invest your money in a sub-account of our Separate Account and it invests in shares of a corresponding Fund of:



-    the John Hancock Trust, or



- the PIMCO Variable Insurance Trust with respect to the "PIMCO VIT All Asset Portfolio," or


- for certain Contracts issued on and after before January 28, 2002, the FAM Variable Series Funds, Inc. with respect to the "Mercury Basic Value V.I. Fund," the "Mercury Value Opportunities V.I. Fund" and the "Mercury Global Allocation V.I. Fund."

THE FUNDS IN THE SEPARATE ACCOUNT ARE NOT PUBLICLY TRADED MUTUAL FUNDS. The Funds are only available to you as investment options in the Contracts or, in some cases, through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the Funds also may be available through participation in certain qualified pension or retirement plans.

The Funds' investment advisers and managers (i.e., subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the Funds are NOT directly related to any publicly traded mutual fund. You should not compare the performance of any Fund described in this Prospectus with the performance of a publicly traded mutual fund. THE PERFORMANCE OF ANY PUBLICLY TRADED MUTUAL FUND COULD DIFFER SUBSTANTIALLY FROM THAT OF ANY OF THE FUNDS HELD IN OUR SEPARATE ACCOUNT.


The table in the Fee Tables section of the Prospectus shows the investment management fees, Rule 12b-1 fees and other operating expenses for these Fund shares as a percentage (rounded to two decimal places) of each Fund's average daily net assets for 2005, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the Funds are not fixed or specified under the terms of the contracts and may vary from year to year. These fees and expenses differ for each Fund and reduce the investment return of each Fund. Therefore, they also indirectly reduce the return you will earn on any Separate Account investment options you select.



The John Hancock Trust, the PIMCO Variable Insurance Trust ("PIMCO Trust") and FAM Variable Series Fund, Inc. are so-called "series" type mutual funds and each is registered under the 1940 Act as an open-end management investment company. John Hancock Investment Management Services, LLC ("JHIMS LLC") provides investment advisory services to the John Hancock Trust and receives investment management fees for doing so. JHIMS LLC pays a portion of its investment management fees to other firms that manage the John Hancock Trust's Funds. JHIMS LLC is our affiliate and we indirectly benefit from any investment management fees JHIMS LLC retains.

The All Asset Fund of the PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC ("PIMCO") and pays investment management fees to PIMCO.



The Mercury Basic Value V.I. Fund, Mercury Value Opportunities V.I. Fund, and the Mercury Global Allocation V.I. Fund receive investment advisory services from Merrill Lynch Investment Managers, L.P., doing business as Mercury Advisors. Mercury Advisors has retained Merrill Lynch Asset Management U.K. Limited ("MLAM UK", an affiliate, to act as the investment sub-adviser to the Global Allocation V.I. Fund and may pay MLAM UK a portion of the annual management fee it receives.


- If shares of a Fund are no longer available for investment or in our judgment investment in a Fund becomes inappropriate, we may eliminate the shares of a Fund and substitute shares of another Fund, or of another open-end registered investment company. A substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).


The Funds pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Funds. The amount of this compensation is based on a percentage of the assets of the Fund attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Fund to Fund and among classes of shares within a Fund. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Fund's assets and paid for the services we or our affiliates provide to that Fund. In addition, compensation payments of up to 0.45% of assets may be made by a Fund's investment adviser or its affiliates. We pay American Funds Distributors, Inc., the principal underwriter for the American Fund Insurance Series, a percentage of some or all of the amounts allocated to the "American" Funds of the John Hancock Trust for the marketing support services it provides. (See "Distribution of Contracts.") Any of these compensation payments do not, however, result in any charge to you in addition to what is shown in the Total Annual Fund Operating Expenses table.



You bear the investment risk of any Fund you choose as a Variable Investment Option for your Contract. The following table contains a general description of the Funds that we make available under the Contracts. You can find a full description of each Fund, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Fund in the prospectus for that Fund. You can obtain a copy of a Fund's prospectus, without charge, by contacting us at the Annuity Service Office shown on the first page of this Prospectus. You should read the Fund's prospectus carefully before investing in the corresponding Variable Investment Option.



                               JOHN HANCOCK TRUST



             (We show the Fund's manager (i.e., subadviser) in BOLD
                          above the name of the Fund.)



AIM CAPITAL MANAGEMENT, INC
All Cap Growth Trust             seeks long-term capital appreciation by
                                 investing the portfolio's assets under normal
                                 market conditions, principally in common stocks
                                 of companies that are likely to benefit from
                                 new or innovative products, services or
                                 processes, as well as those that have
                                 experienced above average, long-term growth in
                                 earnings and have excellent prospects for
                                 future growth.

Mid Cap Core Trust               seeks long-term growth of capital by investing,
                                 normally, at least 80% of its assets in
                                 equity securities, including convertible
                                 securities, of mid-capitalization companies.

AMERICAN CENTURY INVESTMENT
MANAGEMENT, INC.
Small Company Trust              seeks long-term capital growth by investing,
                                 under normal market conditions, primarily in
                                 equity securities of smaller-capitalization
                                 U.S. companies. The subadviser uses
                                 quantitative, computer-driven models to
                                 construct the portfolio of stocks for the Small
                                 Company Trust.

CAPITAL GUARDIAN TRUST COMPANY
Income & Value Trust             seeks the balanced accomplishment of (a)
                                 conservation of principal and (b) long-term
                                 growth of capital and income by investing the
                                 portfolio's assets in both equity and
                                 fixed-income securities. The subadviser has
                                 full discretion to determine the allocation
                                 between equity and fixed income securities.

U.S. Large Cap Trust             seeks long-term growth of capital and income by
                                 investing the portfolio's assets, under normal
                                 market conditions, primarily in equity and
                                 equity-related securities of companies with
                                 market capitalization greater than $500
                                 million.

CAPITAL RESEARCH MANAGEMENT
COMPANY
American Blue Chip Income &      invests all of its assets in Class 2 shares of
Growth Trust                     the Blue Chip Income and Growth Fund, a series
                                 of American Fund Insurance Series. The Blue
                                 Chip Income and Growth Fund invests primarily
                                 in common stocks of larger, more established
                                 companies based in the U.S. with market
                                 capitalizations of $4 billion and above.

American Bond Trust              invests all of its assets in Class 2 shares of
                                 the Bond Trust, a series of American Fund
                                 Insurance Series (master fund). The Bond Trust
                                 seeks to maximize current income and preserve
                                 capital by normally investing 80% of its assets
                                 in bonds, (at least 65% in investment grade
                                 debt securities and up to 35% in so-called
                                 "junk bonds"), the issuers of which may be
                                 domiciled outside the United States.

American Growth Trust            invests all of its assets in Class 2 shares of
                                 the Growth Fund, a series of American Fund
                                 Insurance Series. The Growth Fund invests
                                 primarily in common stocks of companies that
                                 appear to offer superior opportunities for
                                 growth of capital.

American Growth-Income Trust     invests all of its assets in Class 2 shares of
                                 the Growth-Income Fund, a series of American
                                 Fund Insurance Series. The Growth-Income Fund
                                 invests primarily in common stocks or other
                                 securities which demonstrate the potential for
                                 appreciation and/or dividends.

American International Trust     invests all of its assets in Class 2 shares of
                                 the International Fund, a series of American
                                 Fund Insurance Series. The International Fund
                                 invests primarily in common stocks of companies
                                 located outside the United States.

DAVIS ADVISORS
Financial Services Trust         seeks growth of capital by investing primarily
                                 in common stocks of financial companies. During
                                 normal market conditions, at least 80% of the
                                 portfolio's net assets (plus any borrowings for
                                 investment purposes) are invested in companies
                                 that are principally engaged in financial
                                 services. A company is "principally engaged" in
                                 financial services if it owns financial
                                 services-related assets constituting at least
                                 50% of the value of its total assets, or if at
                                 least 50% of its revenues are derived from its
                                 provision of financial services.

Fundamental Value Trust          seeks growth of capital by investing, under
                                 normal market conditions, primarily in common
                                 stocks of U.S. companies with market
                                 capitalizations of at least $5 billion that the
                                 subadviser believes are undervalued. The
                                 portfolio may also invest in U.S. companies
                                 with smaller capitalizations.

DECLARATION MANAGEMENT &
RESEARCH COMPANY
Active Bond Trust **             seek income and capital appreciation by
                                 investing at least 80% of its assets in a
                                 diversified mix of debt securities and
                                 instruments.

DEUTSCHE ASSET MANAGEMENT INC.
All Cap Core Trust               seeks long-term growth of capital by investing
                                 primarily in common stocks and other equity
                                 securities within all asset classes (small, mid
                                 and large cap) primarily those within the
                                 Russell 3000 Index

Dynamic Growth Trust             seeks long-term growth of capital by investing
                                 in stocks and other equity securities of
                                 medium-sized U.S. companies with strong growth
                                 potential.

Real Estate Securities Trust     seeks to achieve a combination of long-term
                                 capital appreciation and current income by
                                 investing, under normal market conditions, at
                                 least 80% of its net assets (plus any
                                 borrowings for investment purposes) in equity
                                 securities of real estate investment trusts
                                 ("REITS") and real estate companies.

FIDELITY MANAGEMENT &
RESEARCH COMPANY
Strategic Opportunities Trust    seeks growth of capital by investing primarily
                                 in common stocks. Investments may include
                                 securities of domestic and foreign issuers, and
                                 growth or value stocks or a combination of
                                 both.

GRANTHAM, MAYO, VAN OTTERLOO
& CO. LLC
U.S. Core Trust                  seeks long-term growth of capital and income,
(formerly Growth &               consistent with prudent investment risk, by
Income Trust)                    investing in primarily in a diversified
                                 portfolio of common stock of U.S. issuers which
                                 the subadviser believes are of high quality.

International Core Trust         seeks long-term growth of capital by investing
(formerly International          in stocks and other securities with equity
Stock Trust)                     characteristics of companies located in the
                                 developed countries that make up the MSCI EAFE
                                 Index.

INDEPENDENCE INVESTMENT LLC
Small Cap Trust                  Seeks maximum capital appreciation consistent
                                 with reasonable risk to principal by investing,
                                 under normal market conditions, at least 80% of
                                 its net assets in equity securities of
                                 companies whose market capitalization is under
                                 $2 billion.

JENNISON ASSOCIATES LLC
Capital Appreciation Trust       seeks long-term capital growth by investing at
                                 least 65% of its total assets in equity-related
                                 securities of companies that exceed $1 billion
                                 in market capitalization and that the
                                 subadviser believes have above-average growth
                                 prospects. These companies are generally
                                 medium-to-large capitalization companies.

LEGG MASON FUNDS MANAGEMENT,
INC.
Core Equity Trust                seeks long-term capital growth by investing,
                                 under normal market conditions, primarily in
                                 equity securities that, in the subadviser's
                                 opinion, offer the potential for capital
                                 growth. The subadviser seeks to purchase
                                 securities at large discounts to the
                                 subadviser's assessment of their intrinsic
                                 value.

LORD ABBETT & CO. LLC
All Cap Value Trust              seeks capital appreciation by investing in
                                 equity securities of U.S. and multinational
                                 companies in all capitalization ranges that the
                                 subadviser believes are undervalued.

Mid Cap Value Trust              seeks capital appreciation by investing, under
                                 normal market conditions, at least 80% of the
                                 portfolio's net assets (plus any borrowings for
                                 investment purposes) in mid-sized companies,
                                 with market capitalization of roughly $500
                                 million to $10 billion.

MARISCO CAPITAL MANAGEMENT,
LLC
International Opportunities      seeks long-term growth of capital by investing,
Trust                            under normal market conditions, at least 65% of
                                 its assets in common stocks of foreign
                                 companies that are selected for their long-term
                                 growth potential. The portfolio may invest in
                                 companies of any size throughout the world. The
                                 portfolio normally invests in issuers from at
                                 least three different countries not including
                                 the U.S. The portfolio may invest in common
                                 stocks of companies operating in emerging
                                 markets.

MASSACHUSETTS FINANCIAL
SERVICES COMPANY
Strategic Value Trust            seeks capital appreciation by investing, under
                                 normal market conditions, at least 65% of its
                                 net assets in common stocks and related
                                 securities of companies which the subadviser
                                 believes are undervalued in the market relative
                                 to their long term potential.

Utilities Trust                  seeks capital growth and current income (income
                                 above that available from a portfolio invested
                                 entirely in equity securities) by investing,
                                 under normal market conditions, at least 80% of
                                 the portfolio's net assets (plus any borrowings
                                 for investment purposes) in equity and debt
                                 securities of domestic and foreign companies in
                                 the utilities industry.

MERCURY ADVISORS
Large Cap Value Trust            seeks long-term growth of capital by investing,
                                 under normal market conditions, primarily in a
                                 diversified portfolio of equity securities of
                                 large cap companies located in the U.S.

MFC GLOBAL INVESTMENT
MANAGEMENT (U.S.A.) LIMITED
500 Index Trust                  seeks to approximate the aggregate total return
                                 of a broad U.S. domestic equity market index by
                                 attempting to track the performance of the S&P
                                 500 Composite Stock Price Index.

Index Allocation Trust           Long term growth of capital. Current income is
                                 also a consideration.

Lifestyle Aggressive ***         seeks to provide long-term growth of capital
                                 (current income is not a consideration) by
                                 investing 100% of the Lifestyle Trust's assets
                                 in other portfolios of the Trust ("Underlying
                                 Portfolios") which invest primarily in equity
                                 securities.

Lifestyle Balanced ***           seeks to provide a balance between a high level
                                 of current income and growth of capital with a
                                 greater emphasis given to capital growth by
                                 investing approximately 40% of the Lifestyle
                                 Trust's assets in Underlying Portfolios which
                                 invest primarily in fixed income securities and
                                 approximately 60% of its assets in Underlying
                                 Portfolios which invest primarily in equity
                                 securities.

Lifestyle Conservative ***       seeks to provide a high level of current income
                                 with some consideration also given to growth of
                                 capital by investing approximately 80% of the
                                 Lifestyle Trust's assets in Underlying
                                 Portfolios which invest primarily in fixed
                                 income securities and approximately 20% of its
                                 assets in Underlying Portfolios which invest
                                 primarily in equity securities.

Lifestyle Growth ***             seeks to provide long-term growth of capital
                                 with consideration also given to current income
                                 by investing approximately 20% of the Lifestyle
                                 Trust's assets in Underlying Portfolios which
                                 invest primarily in fixed income securities and
                                 approximately 80% of its assets in Underlying
                                 Portfolios which invest primarily in equity
                                 securities.

Lifestyle Moderate ***           seeks to provide a balance between a high level
                                 of current income and growth of capital with a
                                 greater emphasis given to current income by
                                 investing approximately 60% of the Lifestyle
                                 Trust's assets in Underlying Portfolios which
                                 invest primarily in fixed income securities and
                                 approximately 40% of its assets in Underlying
                                 Portfolios which invest primarily in equity
                                 securities.

Mid Cap Index Trust              seeks to approximate the aggregate total return
                                 of a mid cap U.S. domestic equity market index
                                 by attempting to track the performance of the
                                 S&P Mid Cap 400 Index.

Money Market Trust               seeks maximum current income consistent with
                                 preservation of principal and liquidity by
                                 investing in high quality money market
                                 instruments with maturities of 397 days or less
                                 issued primarily by U.S. entities.

Pacific Rim Trust                seeks long-term growth of capital by investing
                                 in a diversified portfolio that is comprised
                                 primarily of common stocks and equity-related
                                 securities of corporations domiciled in
                                 countries in the Pacific Rim region

Quantitative All Cap Trust       seeks long-term growth of capital by investing,
                                 under normal circumstances, primarily in equity
                                 securities of U.S. companies. The portfolio
                                 will generally focus on equity securities of
                                 U.S. companies across the three market
                                 capitalization ranges of large, mid and small.

Quantitative Mid Cap Trust       seeks long-term growth of capital by investing,
                                 under normal market conditions, at least 80% of
                                 its total assets (plus any borrowings for
                                 investment purposes) in U.S. mid-cap stocks,
                                 convertible preferred stocks, convertible bonds
                                 and warrants.

Quantitative Value Trust         seeks long-term capital appreciation by
                                 investing primarily in large-cap U.S.
                                 securities with the potential for long-term
                                 growth of capital.

Small Cap Index Trust            seeks to approximate the aggregate total return
                                 of a small cap U.S. domestic equity market
                                 index by attempting to track the performance of
                                 the Russell 2000 Index.

Total Stock Market Index Trust   seeks to approximate the aggregate total return
                                 of a broad U.S. domestic equity market index by
                                 attempting to track the performance of the
                                 Wilshire 5000 Equity Index.

MUNDER CAPITAL MANAGEMENT
Small Cap Opportunities Trust    seeks long-term capital appreciation by
                                 investing, under normal circumstances, at least
                                 80% of its assets in equity securities of
                                 companies with market capitalizations within
                                 the range of the companies in the Russell 2000
                                 Index.

PACIFIC INVESTMENT MANAGEMENT
COMPANY
Global Bond Trust                seeks to realize maximum total return,
                                 consistent with preservation of capital and
                                 prudent investment management by investing the
                                 portfolio's assets primarily in fixed income
                                 securities denominated in major foreign
                                 currencies, baskets of foreign currencies (such
                                 as the ECU), and the U.S. dollar.

Real Return Bond Trust           seeks maximum return, consistent with
                                 preservation of capital and prudent investment
                                 management by investing, under normal market
                                 conditions, at least 80% of its net assets in
                                 inflation-indexed bonds of varying maturities
                                 issued by the U.S. and non-U.S. governments and
                                 by corporations.

Total Return Trust               seeks to realize maximum total return,
                                 consistent with preservation of capital and
                                 prudent investment management by investing,
                                 under normal market conditions, at least 65% of
                                 the portfolio's assets in a diversified
                                 portfolio of fixed income securities of varying
                                 maturities. The average portfolio duration will
                                 normally vary within a three- to six-year time
                                 frame based on the subadviser's forecast for
                                 interest rates.

PZENA INVESTMENT MANAGEMENT,
LLC
Classic Value Trust              seeks long-term growth of capital by investing,
                                 under normal market conditions, at least 80% of
                                 its net assets in domestic equity securities.

RCM CAPITAL MANAGEMENT LLC
Emerging Small Company Trust     seeks long-term growth of capital by investing,
                                 under normal market conditions, at least 80% of
                                 its net assets (plus any borrowings for
                                 investment purposes) in common stock equity
                                 securities of companies with market
                                 capitalizations that approximately match the
                                 range of capitalization of the Russell 2000
                                 Growth Index* ("small cap stocks") at the time
                                 of purchase.

SALOMON BROTHERS ASSET
MANAGEMENT INC
High Yield Trust                 seeks to realize an above-average total return
                                 over a market cycle of three to five years,
                                 consistent with reasonable risk, by investing
                                 primarily in high yield debt securities,
                                 including corporate bonds and other
                                 fixed-income securities.

Special Value Trust              seeks long-term capital growth by investing,
                                 under normal circumstances, at least 80% of its
                                 net assets in common stocks and other equity
                                 securities of companies whose market
                                 capitalization at the time of investment is no
                                 greater than the market capitalization of
                                 companies in the Russell 2000 Value Index.

Strategic Bond Trust             seeks a high level of total return consistent
                                 with preservation of capital by giving its
                                 subadviser broad discretion to deploy the
                                 portfolio's assets among certain segments of
                                 the fixed income market as the subadviser
                                 believes will best contribute to achievement of
                                 the portfolio's investment objective.

U.S. Government Securities       seeks a high level of current income consistent
Trust                            with preservation of capital and maintenance of
                                 liquidity, by investing in debt obligations and
                                 mortgage-backed securities issued or guaranteed
                                 by the U.S. Government, its agencies or
                                 instrumentalities and derivative securities
                                 such as collateralized mortgage obligations
                                 backed by such securities.

SOVEREIGN ASSET MANAGEMENT LLC
Active Bond Trust **             seek income and capital appreciation by
                                 investing at least 80% of its assets in a
                                 diversified mix of debt securities and
                                 instruments.

Emerging Growth Trust            seeks superior long-term rates of return
                                 through capital appreciation by investing,
                                 under normal circumstances, primarily in high
                                 quality securities and convertible instruments
                                 of small-cap U.S. companies

Strategic Income Trust           seeks a high level of current income by
                                 investing, under normal market conditions,
                                 primarily in foreign government and corporate
                                 debt securities from developed and emerging
                                 markets; U.S. Government and agency securities;
                                 and U.S. high yield bonds.

SSGA FUNDS MANAGEMENT, INC.
International Equity Index       seeks to track the performance of broad-based
Trust A                          equity indices of foreign companies in
                                 developed and emerging markets by attempting to
                                 track the performance of the MSCI All Country
                                 World ex-US Index*. (Series I shares are
                                 available for sale to contracts purchased prior
                                 to May 13, 2002; Series II shares are available
                                 for sale to contracts purchased on or after May
                                 13, 2002)

SUSTAINABLE GROWTH ADVISERS,
L.P.
U.S. Global Leaders Growth       seeks long-term growth of capital by investing,
Trust                            under normal market conditions, primarily in
                                 common stocks of "U.S. Global Leaders."

Small Company Value Trust        seeks long-term growth of capital by investing,
                                 under normal market conditions, primarily in
                                 small companies whose common stocks are
                                 believed to be undervalued. Under normal market
                                 conditions, the portfolio will invest at least
                                 80% of its net assets (plus any borrowings for
                                 investment purposes) in companies with a market
                                 capitalization that do not exceed the maximum
                                 market capitalization of any security in the
                                 Russell 2000 Index* at the time of purchase.

T. ROWE PRICE ASSOCIATES, INC.
Blue Chip Growth Trust           seeks to achieve long-term growth of capital
                                 (current income is a secondary objective) by
                                 investing, under normal market conditions, at
                                 least 80% of the portfolio's total assets in
                                 the common stocks of large and medium-sized
                                 blue chip growth companies. Many of the stocks
                                 in the portfolio are expected to pay dividends.

Equity-Income Trust              seeks to provide substantial dividend income
                                 and also long-term capital appreciation by
                                 investing primarily in dividend-paying common
                                 stocks, particularly of established companies
                                 with favorable prospects for both increasing
                                 dividends and capital appreciation.

Health Sciences Trust            seeks long-term capital appreciation by
                                 investing, under normal market conditions, at
                                 least 80% of its net assets (plus any
                                 borrowings for investment purposes) in common
                                 stocks of companies engaged in the research,
                                 development, production, or distribution of
                                 products or services related to health care,
                                 medicine, or the life sciences (collectively
                                 termed "health sciences").

Science & Technology Trust       seeks long-term growth of capital by investing,
                                 under normal market condition, at least 80% of
                                 its net assets (plus any borrowings for
                                 investment purposes) in common stocks of
                                 companies expected to benefit from the
                                 development, advancement, and use of science
                                 and technology. Current income is incidental to
                                 the portfolio's objective

TEMPLETON GLOBAL ADVISORS
LIMITED
Global Trust                     seeks long-term capital appreciation by
                                 investing, under normal market conditions, at
                                 least 80% of its net assets (plus any
                                 borrowings for investment purposes) in equity
                                 securities of companies located anywhere in the
                                 world, including emerging markets.

TEMPLETON INVESTMENT COUNSEL,
INC.
International Small Cap Trust    seeks capital appreciation by investing
                                 primarily in the common stock of companies
                                 located outside the U.S. which have total stock
                                 market capitalization or annual revenues of
                                 $1.5 billion or less ("small company
                                 securities").

International Value Trust        seeks long-term growth of capital by investing,
                                 under normal market conditions, primarily in
                                 equity securities of companies located outside
                                 the U.S., including emerging markets.

UBS GLOBAL ASSET MANAGEMENT
Global Allocation Trust          seeks total return, consisting of long-term
                                 capital appreciation and current income, by
                                 investing in equity and fixed income securities
                                 of issuers located within and outside the U.S.

Large Cap Trust                  seeks to maximize total return, consisting of
                                 capital appreciation and current income by
                                 investing, under normal circumstances, at least
                                 80% of its net assets (plus borrowings for
                                 investment purposes, if any) in equity
                                 securities of U.S. large capitalization
                                 companies.

VAN KAMPEN INVESTMENTS
Value Trust                      seeks to realize an above-average total return
                                 over a market cycle of three to five years,
                                 consistent with reasonable risk, by investing
                                 primarily in equity securities of companies
                                 with capitalizations similar to the market
                                 capitalization of companies in the Russell
                                 Midcap Value Index.

WELLINGTON MANAGEMENT COMPANY,
LLP
Investment Quality Bond Trust    seeks a high level of current income consistent
                                 with the maintenance of principal and
                                 liquidity, by investing in a diversified
                                 portfolio of investment grade bonds and tends
                                 to focus its investment on corporate bonds and
                                 U.S. Government bonds with intermediate to
                                 longer term maturities. The portfolio may also
                                 invest up to 20% of its assets in
                                 non-investment grade fixed income securities.

Mid Cap Stock Trust              seeks long-term growth of capital by investing
                                 primarily in equity securities of mid-size
                                 companies with significant capital appreciation
                                 potential.

Natural Resources Trust          seeks long-term total return by investing,
                                 under normal market conditions, primarily in
                                 equity and equity-related securities of natural
                                 resource-related companies worldwide.

Small Cap Growth Trust           seeks long-term capital appreciation by
                                 investing, under normal market conditions,
                                 primarily in small-cap companies that are
                                 believed to offer above average potential for
                                 growth in revenues and earnings.

WELLS FARGO FUND MANAGEMENT,
LLC
Core Bond Trust                  seeks total return consisting of income and
                                 capital appreciation by investing, under normal
                                 market conditions, in a broad range of
                                 investment-grade debt securities. The
                                 subadviser invests in debt securities that the
                                 subadviser believes offer attractive yields and
                                 are undervalued relative to issues of similar
                                 credit quality and interest rate sensitivity.
                                 From time to time, the portfolio may also
                                 invest in unrated bonds that the subadviser
                                 believes are comparable to investment-grade
                                 debt securities. Under normal circumstances,
                                 the subadviser expects to maintain an overall
                                 effective duration range between 4 and 5 1/2
                                 years.

U.S. High Yield Bond Trust       seeks total return with a high level of current
                                 income by investing, under normal market
                                 conditions, primarily in below investment-grade
                                 debt securities (sometimes referred to as "junk
                                 bonds" or high yield securities). The portfolio
                                 also invests in corporate debt securities and
                                 may buy preferred and other convertible
                                 securities and bank loans.


** The Active Bond Trust is subadvised by Declaration Management & Research LLC and Sovereign Asset Management LLC.

*** Deutsche Asset Management Inc. provides subadvisory consulting services to and MFC Global Investment Management (U.S.A.) Limited for the Lifestyle Funds.

  FAM VARIABLE SERIES FUNDS,
           INC.(1)
  --------------------------
MERCURY ADVISORS
Mercury Basic Value V. I. Fund   The investment objective of the Fund is to seek
                                 capital appreciation and, secondarily, income.

Mercury Value Opportunities      The investment objective of the Fund is to seek
V. I. Fund                       long-term growth of capital.

MERRILL LYNCH ASSET
MANAGEMENT U.K. LIMITED.

Mercury Global Allocation        The investment objective of the Fund is to seek
V. I. Fund                       high total investment return.

(1) not available to John Hancock USA contracts issued on or after January 28, 2002 and with any John Hancock New York Contract.

PIMCO VARIABLE INSURANCE TRUST
------------------------------
PACIFIC INVESTMENT MANAGEMENT
COMPANY
PIMCO VIT All Asset Portfolio    The portfolio invests primarily in a
                                 diversified mix of: (a) common stocks of large
                                 and mid sized U.S. companies, and (b) bonds
                                 with an overall intermediate term average
                                 maturity.

VOTING INTEREST


You instruct us how to vote Fund shares.



We will vote Fund shares held in a Separate Account at any Fund shareholder meeting in accordance with voting instructions received from the persons having the voting interest under the Contract. We will determine the number of Fund shares for which voting instructions may be given not more than 90 days prior to the meeting. We will arrange for proxy materials to be distributed to each person having the voting interest under the Contract together with appropriate forms for giving voting instructions. We will vote all Fund shares that we hold (including our own shares and those we hold in the Separate Account for Contract Owners) in proportion to the instructions so received.



During the Accumulation Period, the Contract Owner has the voting interest under a Contract. We determine the number of votes for each Fund for which voting instructions may be given by dividing the value of the investment account corresponding to the sub-account in which such Fund shares are held by the net asset value per share of that Fund.



During the Pay-out Period, the Annuitant has the voting interest under a Contract. We determine the number of votes as to each Fund for which voting instructions may be given by dividing the reserve for the Contract allocated to the sub-account in which such Fund shares are held by the net asset value per share of that Fund. Generally, the number of votes tends to decrease as annuity benefit payments progress since the amount of reserves attributable to a Contract will usually decrease after commencement of annuity benefit payments. We will determine the number of Fund shares for which voting instructions may be given not more than 90 days prior to the meeting.


We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations, or interpretations thereof.

                          Description of the Contracts


ELIGIBLE PLANS


The Contracts may have been issued to fund plans qualifying for special income tax treatment under the Internal Revenue Code of 1986, as amended (the "CODE"), such as individual retirement accounts and annuities, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10" and "Keogh" plans), tax-sheltered annuities, and state and local government deferred compensation plans. See "QUALIFIED RETIREMENT PLANS." The Contracts were also designed so that they may have been used with non-qualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee) as may be eligible under applicable law.


ACCUMULATION PERIOD PROVISIONS

Purchase Payments


Your Purchase Payments are made to us at our Annuity Service Office. The minimum initial Purchase Payment was $25,000. Subsequent purchase payments must be at least $1,000 (except for qualified plans where the minimum is $30). We may provide for Purchase Payments to be automatically withdrawn from your bank account on a periodic basis. If a Purchase Payment would cause your contract value to exceed $1,000,000 or your contract value already exceeds $1,000,000, you must obtain our approval in order to make the Purchase Payment.



For John Hancock New York Contracts Purchase Payments may be made at any time and must be in U.S. dollars.



John Hancock USA must approve the issuance of any Contract to a corporation as well as additional Purchase Payments by a corporation.



John Hancock USA may have reduced or eliminated the minimum initial Purchase Payment requirement, upon your request and as permitted by state law, in the following circumstances:



- You purchased your Contract through a 1035 exchange or a qualified plan transfer of an existing contract(s) issued by another carrier(s) AND at the time of application, the value of your existing contract(s) met or exceeded the applicable minimum initial Purchase Payment requirement AND prior to John Hancock USA's receipt of such 1035 monies, the value dropped below the applicable minimum initial Purchase Payment requirement due to market conditions.



- You purchased more than one new Contract and such Contracts could not have been combined AND the average initial Purchase Payment for these new Contracts was equal to or greater than $50,000.



- You and your spouse each purchased at least one new Contract AND the average initial Purchase Payment for the new Contract(s) was equal to or greater than $50,000.



- You purchased multiple Contracts issued in conjunction with a written Retirement Savings Plan (either qualified or non-qualified), for the benefit of plan participants AND the annuitant under each Contract is a plan participant AND the average initial Purchase Payment for these new Contracts was equal to or greater than $50,000.



If permitted by state law, John Hancock USA may cancel a Contract at the end of any two consecutive contract years in which no Purchase Payments have been made, if both:



- the total purchase payments made over the life of the Contract, less any withdrawals, are less than $2,000; and


-    the contract value at the end of such two year period is less than $2,000.


We may modify these provisions in certain states in order to comply with state insurance laws and regulations. If we cancel your Contract, we will pay you the contract value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax. See "FEDERAL TAX MATTERS."



You designate how your purchase payments are to be allocated among the investment options. You may change the allocation of subsequent Purchase Payments for a John Hancock USA Contract at any time by notifying us in writing (or by telephone or internet if you comply with our telephone and electronic transactions procedures described below).


Accumulation Units

The value of an investment account is measured in "accumulation units," which vary in value with the performance of the corresponding Fund.



During the accumulation period, we established an "INVESTMENT ACCOUNT" for you for each variable investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION UNITS" (units of measure used to calculate the value of the variable portion of your Contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.



Initial purchase payments received by mail were usually credited on the business day (any date on which the New York Stock Exchange was open and the net asset value of a Fund was determined) on which they were received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the Contract. For a John Hancock USA Contract, subsequent purchase payments will be credited on the business day they are received at our Annuity Service Office. You would have been informed of any deficiencies preventing processing if your Contract could not have been issued. If the deficiencies were not remedied within five business days after receipt, your purchase payment would have been returned promptly, unless you specifically consented to our retaining your purchase payment until all necessary information was received. Initial purchase payments received by wire transfer from broker-dealers were credited on the business day received by us if the broker-dealers have made special arrangements with us.


Value of Accumulation Units

The value of your accumulation units will vary from one business day to the next depending upon the investment results of the investment options you select. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first business day under other contracts we have issued. The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor for that sub-account (described below) for the business day for which the value is being determined. Accumulation units will be valued at the end of each business day. A business day is deemed to end at the time of the determination of the net asset value of the Fund shares.

Net Investment Factor

The net investment factor is an index used to measure the investment performance of a sub-account from one business day to the next (the "VALUATION PERIOD"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

Where (a) is:


- the net asset value per share of a Fund share held in the sub-account determined at the end of the current valuation period, plus



- the per share amount of any dividend or capital gain distributions made by the Fund on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.



Where (b) is the net asset value per share of a Fund share held in the sub-account determined as of the end of the immediately preceding valuation period.


Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for Separate Account Annual Expenses.

Transfers Among Investment Options

Amounts invested may be transferred among investment options.


During the accumulation period, you may transfer amounts among the variable investment options and from those investment options to the fixed investment options, subject to the restrictions set forth below.



You may make a transfer by providing written notice to us, by telephone or by other electronic means that we may provide through the internet. See "TELEPHONE AND ELECTRONIC TRANSACTIONS." Accumulation units will be canceled from the investment account from which you transfer amounts and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount.


Currently, we do not impose a charge for transfer requests. The first twelve transfers in a contract year are free of any transfer charge. For each additional transfer in a contract year, we do not currently assess a charge but reserve the right (to the extent permitted by your contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.

We have adopted a policy and procedures to restrict frequent transfers of contract value among variable investment options.


Variable investment options in variable annuity products, like the Contracts, can be a prime target for abusive transfer activity because these products value their variable investment options on a daily basis and allow transfers among variable investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable investment options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, long-term investors in a variable investment option can be harmed by frequent transfer activity since such activity may expose the variable investment option's underlying Fund to increased Fund transaction costs and/or disrupt the Fund manager's ability to effectively manage the Fund in accordance with its investment objective and policies), both of which may result in dilution with respect to interests held for long-term investment.



To discourage disruptive frequent trading activity, we have adopted a policy for the Separate Accounts to restrict transfers to two per calendar month per Contract, with certain exceptions, and procedures to count the number of transfers made under a Contract. Under the current procedures of the Separate Accounts, we count all transfers made during the period from the opening of trading each day the net asset value of the shares of a Fund are determined (usually 9 a.m.) to the close of trading that day (the close of day-time trading of the New York Stock Exchange (usually 4 p.m.)) as a SINGLE transfer. We do NOT count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging program or our Asset Rebalancing Program, (b) transfers from a fixed investment option at the end of its guarantee period, (c) transfers made within a prescribed period before and after a substitution of underlying Funds and (d) transfers made during the pay-out period (these transfers are subject to a 30 day notice requirement, however, as described in the "Transfers During Pay-out Period" section of this Prospectus). Under the Separate Accounts' policy and procedures, contract owners may transfer to a Money Market investment option even if the two transfer per month limit has been reached if 100% of the contract value in all variable investment options is transferred to that Money Market investment option. If such a transfer to a Money Market investment option is made, for a 30 calendar day period after such transfer, no subsequent transfers from that Money Market investment option to another variable investment option may be made. We apply the Separate Accounts' policy and procedures uniformly to all contract owners.


We reserve the right to take other actions to restrict trading, including, but not limited to:

-    restricting the number of transfers made during a defined period,

-    restricting the dollar amount of transfers,

- restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail), and


-    restricting transfers into and out of certain Sub-Accounts.



In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Funds. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).


While we seek to identify and prevent disruptive frequent trading activity, it is not always possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long term investors.

Maximum Number of Investment Options

There is no limit on the number of investment options to which you may allocate purchase payments.

Telephone and Electronic Transactions

We permit you to make certain types of transactions by telephone or electronically through the internet.


When you purchase a Contract, we will automatically permit you to request transfers and withdrawals by telephone. We will also permit you to access information about your contract, request transfers and perform some transactions (other than withdrawals) electronically through the internet. You can contact us at the applicable telephone number or internet address shown on the first page of this prospectus.


To access information and perform electronic transactions through our website, you will be required to create an account with a username and password, and maintain a valid e-mail address. You may also authorize other people to make certain transaction requests by telephone or electronically through the internet by sending us instructions in a form acceptable to us.

We will not be liable for following instructions communicated by telephone or electronically that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record all conversations with you. When someone contacts us by telephone and follows our procedures, we will assume that you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of:

-    Any loss or theft of your password, or

-    Any unauthorized use of your password.

We may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly.

All transaction instructions we receive by telephone or electronically will be followed by a confirmation statement of the transaction. Transaction instructions we receive by telephone or electronically before the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern time on any Valuation Day, will usually be effective at the end of that day. Your ability to access or transact business electronically may be limited due to circumstances beyond our control, such as system outages, or during periods when our telephone lines or our website may be busy. We may, for example, experience unusual volume during periods of substantial market change.


We may suspend, modify or terminate our telephone or electronic transaction procedures at any time. We may, for example, impose limits on the maximum withdrawal amount available to you through a telephone transaction. Also, as stated earlier in this Prospectus, we have imposed restrictions on transfers and reserve the right to take other actions to restrict transfers, including the right to restrict the method used to submit transfers (e.g., by requiring transfer requests to be submitted in writing via U.S. mail). We also reserve the right to suspend or terminate the transfer privilege altogether with respect to anyone who we feel is abusing the privilege to the detriment of others.


Special Transfer Services - Dollar Cost Averaging.


We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any variable investment option or the one year fixed investment option to other variable investment options until the amount in the investment option from which the transfer is made is exhausted.



From time to time, we may offer special DCA programs where the rate of interest credited to a fixed investment option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, any amounts credited to your account in excess of amounts earned by us on the assets in the general account will be recovered from existing charges described in your Contract. Your contract charges will not increase as a result of electing to participate in any special DCA program.


The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, a lower purchase price may be achieved over the long-term by purchasing more accumulation units of a particular sub-account when the unit value is low; less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract owners interested in the DCA program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA program, you may elect to participate in the program on the appropriate authorization form. You may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program.

Special Transfer Services - Asset Rebalancing Program


We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular Funds. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the Funds. (Fixed investment options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable investment options must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.



Asset rebalancing will only be permitted on the following time schedules:


- quarterly on the 25th day of the last month of the calendar quarter (or the next business day if the 25th is not a business day);

- semi-annually on June 25th and December 26th (or the next business day if these dates are not business days); or

- annually on December 26th (or the next business day if December 26th is not a business day).


For John Hancock USA Contracts issued prior to October 1, 1996, rebalancing will take place on the last Business Day of every calendar quarter.

Withdrawals

You may withdraw all or a portion of your contract value, but may incur tax liability as a result.


During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. You may make withdrawals by telephone if you have authorized telephone withdrawals, as described above under "Telephone Transactions." For certain qualified Contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Code. In the case of a total withdrawal, we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, minus any unpaid loans (including unpaid interest) and any applicable administration fee and any applicable withdrawal charge. A Contract then will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account plus any applicable withdrawal charge deducted from that investment account.



When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option minus any applicable withdrawal charge. If you do not specify the investment options from which a partial withdrawal is to be taken, the withdrawal will be taken from the variable investment options until exhausted and then from the fixed investment option. If the partial withdrawal is less than the total value in the variable investment options, the withdrawal will be taken proportionately from all of your variable investment options. For rules governing the order and manner of withdrawals from the fixed investment option, see "VARIABLE INVESTMENT OPTIONS."


There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any applicable withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.


The amount of any withdrawal from the variable investment options will be paid promptly, and in any event within seven calendar days of receipt of the request, complete with all necessary information at our Annuity Service Office, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:


- the New York Stock Exchange is closed (other than customary weekend and holiday closings),

-    trading on the New York Stock Exchange is restricted,


- an emergency exists as a result of which disposal of securities held in an Account is not reasonably practicable or it is not reasonably practicable to determine the value of an Account's net assets, or


- the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.


- Withdrawals from the contract may be subject to income tax and a 10% penalty tax. See "FEDERAL TAX MATTERS" below. Withdrawals are permitted from Contracts issued in connection with Section 403(b) qualified plans only under limited circumstances. See Appendix [_] "Qualified Plan Types."


Special Withdrawal Services - the Income Plan

Systematic "Income Plan" withdrawals are available.


We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 20% of the purchase payment(s) made. If additional withdrawals, outside the IP program, are taken from a Contract in the same contract year in which an IP program is in effect, IP withdrawals taken after the free withdrawal amount has been exceeded are subject to any applicable withdrawal charge. The IP is not available to Contracts participating in the DCA program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be free of withdrawal charges. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% penalty tax. If you are interested in an IP, you may obtain an appropriate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the IP program.

Death Benefits During the Accumulation Period



If you die during the accumulation period, we distribute death benefits that might exceed your Contract value.



The Contracts described in this Prospectus generally provide for distribution of death benefits before a Contract's Maturity Date. Under most Contracts, we determine a death benefit upon the death of the Owner during the Accumulation Period. Under these Contracts, we do not pay a death benefit upon the death of an Annuitant before the Maturity Date, unless:


-    You, the Owner, are the Annuitant, or

- We issued your Contract to an Owner that is not an individual (for example the owner is a trust) and we deem the Annuitant to be the Owner for purposes of determining the death benefit.

We use the term OWNER-DRIVEN when we describe death benefits under these versions of the Contracts.

Under an older version of the Contracts (VV CONTRACTS), however, we determine a death benefit on the Annuitant's death, instead of the Owner's death, if the Annuitant predeceases the Owner during the Accumulation Period. We use the term ANNUITANT-DRIVEN when we describe death benefits under this version of the Contracts. Even under Annuitant-driven Contracts, however, we will make a distribution of Contract value if you are the Owner, but not the Annuitant, and you predecease the Annuitant during the Accumulation Period. For purposes of determining the amount of any death benefits, we treat the Annuitant as an Owner under non-qualified Contracts where the Owner is not an individual (for example, the owner is a corporation or a trust). Under an Annuitant-driven Contract, we treat a change in the annuitant or any co-annuitant as the death of the Owner and distribute Contract value. In cases where a change in the Annuitant (or co-Annuitant) results in a distribution, we will reduce the amount by charges which would otherwise apply upon withdrawal. If a non-qualified Contract has both an individual and a non-individual Owner, we will determine death benefits as provided in the Contract upon the death of the Annuitant or any individual Owner, whichever occurs earlier.

The minimum death benefits provided under both Owner-driven and Annuitant-driven Contracts differ, depending on when you purchased a Contract, our maximum limits on death benefits at that time, the jurisdiction in which we issued a Contract, and the age of the oldest Owner (or Annuitant) on the date of issue. In addition, you may have purchased a Contract with an optional benefit Rider that will enhance the amount of death benefit. You should read your Contract carefully to determine the minimum death benefit under your Contract and any enhanced death benefit payable during the accumulation period.


Amount of Death Benefit. The death benefit under Owner-driven and Annuitant-driven Contracts is the greater of:



the Contract value; or



the respective minimum death benefit described in the following Tables of Minimum Death Benefits.



We will decrease the death benefit by the amount of any debt under a Contract (including any unpaid interest), and adjust the death benefit if you make withdrawals. We will increase the death benefit by any optional enhanced death benefit that you may have purchased.



TABLE OF MINIMUM DEATH BENEFITS FOR PREVIOUSLY ISSUED OWNER-DRIVEN CONTRACTS


PREVIOUSLY ISSUED VISION
CONTRACT                          PRINCIPAL FEATURES
------------------------         --------------------
Vision Contracts issued by       Oldest Owner less      - We limit the minimum death benefit to $10,000,000. - If any Owner dies
John Hancock USA after June 2,   than age 81 at issue   on or prior to their 85th birthday, the minimum death benefit equals the
2003(benefits subject to state                          excess of (i) over (ii), where:, the minimum death benefit equals the
availability)(1)                                        excess of (i) over (ii), where:

                                                        (i) equals the sum of each Purchase Payment accumulated daily, at the equivalent of 5% per year, starting on the date each Purchase Payment is allocated to a Contract up to a maximum accumulated value for each
                                                        Purchase Payment of two times the amount of that Purchase Payment; and

                                                        (ii) equals the sum of any amounts deducted in connection with partial withdrawals, accumulated daily at the equivalent of 5% per year, starting on the date each such deduction occurs, up to a maximum deduction for each partial withdrawal of two times the amount of that withdrawal.

                                                        - If any Owner dies after their 85th birthday, the minimum death benefit equals the total amount of Purchase Payments less any amounts deducted in connection with partial withdrawals.

                                 Oldest Owner age 81    - We limit the minimum death benefit to $10,000,000.
                                 or more at issue
                                                        - The minimum death benefit equals the total amount of Purchase Payments less any amounts deducted in connection with partial withdrawals.

TABLE OF MINIMUM DEATH BENEFITS FOR PREVIOUSLY ISSUED OWNER-DRIVEN CONTRACTS


PREVIOUSLY ISSUED VISION
CONTRACT                          PRINCIPAL FEATURES
------------------------         --------------------
Vision Contracts issued by       Oldest Owner less      - If any Owner dies on or prior to their 85th birthday, the minimum death
John Hancock USA in HI, MA,      than age 81 at issue   benefit equals the excess of (i) over (ii), where:
MN, VT, and WA, and in
other states before June 2,                             (i) equals the sum of each Purchase Payment accumulated daily, at the
2003 (benefits vary by                                  equivalent of 5% per year, starting on the date each Purchase Payment is
state)(2)                                               allocated to a Contract up to a maximum accumulated value for each
                                                        Purchase Payment of two times the amount of that Purchase Payment; and

                                                        (ii) equals the sum of any amounts deducted in connection with partial withdrawals, accumulated daily at the equivalent of 5% per year, starting on the date each such deduction occurs, up to a maximum deduction for each partial withdrawal of two times the amount of that withdrawal.

                                                        - If any Owner dies after their 85th birthday, the minimum death benefit equals the total amount of Purchase Payments less any amounts deducted in connection with partial withdrawals.

                                 Oldest Owner age 81    - The minimum death benefit equals the total amount of Purchase Payments
                                 or more at issue       less any amounts deducted in connection with partial withdrawals.

Vision Contracts Issued by       Oldest Owner less      - During the first Contract year, the minimum death benefit equals the
John Hancock NY                  than age 81 at issue   total amount of purchase payments less any amounts deducted in connection with partial withdrawals.

                                                        - During any subsequent Contract year, the minimum death benefit is the death benefit on the last day of the previous Contract year. ending just prior to the Owner's, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then. If any Owner dies after his or her 81st birthday, however, the minimum death benefit equals the death benefit on the last day of the contract year ending just prior to the owner's 81st birthday, less any amounts deducted in connection with partial withdrawals.

                                 Oldest Owner age 81    - The minimum death benefit equals the total amount of Purchase Payments
                                 or more at issue       less any amounts deducted in connection with partial withdrawals.

Notes to Table of Minimum Death Benefits for Previously Issued Owner-driven Contracts

(1) The benefits described do not apply to Contracts issued (a) in HI, MA, MN, NY & VT; (b) for Contracts issued prior to July 25, 2003 in Illinois; and
     (c) for Contracts issued prior to June 2, 2003 in all other states. We reduce the minimum death benefit proportionally in connection with partial withdrawals. For Contracts issued prior to January 1, 2003, however, the amount deducted in connection with partial withdrawals will be the dollar amount of the partial withdrawal.

(2) The benefits described apply to Contracts issued (a) in HI, MA, MN, NY & VT; (b) for Contracts issued prior to July 25, 2003 in Illinois; and (c) for Contracts issued prior to June 2, 2003 in all other states. We will also reduce the Minimum Death Benefit proportionally in connection with partial withdrawals. For Contracts issued prior to January 1, 2003, however, the amount deducted in connection with partial withdrawals will be the dollar amount of the partial withdrawal.


TABLE OF MINIMUM DEATH BENEFITS FOR PREVIOUSLY ISSUED ANNUITANT-DRIVEN CONTRACTS


PREVIOUSLY ISSUED VISION
CONTRACT                          PRINCIPAL FEATURES
------------------------         --------------------
VV CONTRACTS (issued in WA and   Last surviving         - If the last surviving Annuitant dies on or before the month following
issued elsewhere between         Annuitant less than    his or her 85th birthday, the minimum death benefit equals the excess of
April 1993 and March 1998,       age 81 at issue        (i) over (ii), where:
subject to state availability)
                                                        (i) equals the sum of each Purchase Payment accumulated daily, at the equivalent of 5% per year, starting on the date each Purchase Payment is allocated to a Contract up to a maximum accumulated value for each
                                                        Purchase Payment of two times the amount of that Purchase Payment; and

                                                        (ii) equals the sum of each withdrawal or annuitized amount, including withdrawal charges, accumulated daily at the equivalent of 5% per year, starting on the date of each withdrawal or annuitization, up to a maximum of two times each such withdrawal or annuitized amount.

                                                        - If the last surviving Annuitant dies after the first of the month following his or her 85th birthday, the minimum death benefit equals the total amount of Purchase Payments less any amounts deducted in connection with partial withdrawals.

TABLE OF MINIMUM DEATH BENEFITS FOR PREVIOUSLY ISSUED ANNUITANT - DRIVEN
CONTRACTS


PREVIOUSLY ISSUED VISION
CONTRACT VERSION                  PRINCIPAL FEATURES
------------------------         --------------------
                                 Last surviving         The minimum death benefit equals the total amount payable upon total
                                 Annuitant age 81 or    withdrawal.
                                 greater at issue

All Annuitant-driven Contracts   Death of Annuitant     We will pay the death benefit, less any debt, to the Beneficiary upon the
                                 who is not the Owner   death of the Annuitant if the owner is not the Annuitant and the Annuitant dies before the Owner and before the maturity date. If there is more than one such Annuitant, the minimum death benefit will be paid on the death of the last surviving co-Annuitant, if any, if death occurs before the Owner and before the maturity date. The death benefit will be paid either as a lump sum in accordance with our current administrative procedures or in accordance with any of the distribution options available under the
                                                        Contract. An election to receive the death benefit under an annuity option must be made within 60 days after the date on which the death benefit first becomes payable. (In general, a beneficiary who makes such an election will nonetheless be treated for Federal income tax purposes as if he or she had received the minimum death benefit.)

                                 Death of Annuitant     We will pay the death benefit, less any debt, to the Beneficiary if the
                                 who is the Owner       Owner is the Annuitant, dies before the maturity date and is not survived by a co-Annuitant. We will transfer the interest in the Contract to a successor or surviving owner (the person, persons or entity entitled to become the Owner), instead of the Beneficary, if the deceased owner is survived by a co-Annuitant.

                                 Death of Owner who     If the Owner is not the Annuitant and dies before the maturity date and
                                 is not the Annuitant   before the last surviving Annuitant, we will transfer the interest in the
                                                        Contract to a successor or surviving owner (the person, persons or entity entitled to become the Owner), instead of the Beneficary.

                                 "Interest in the       The amount of the "interest in the Contract" that we transfer to a
                                 Contract"              surviving or successor Owner will depend on the age of the Owner when we issue a Contract. If the deceased Owner had not attained age 81 on the
                                                        Contract's issue date, the "interest in the Contract" equals the Contract value. If the deceased Owner was age 81 or older on the Contract's issue date, the "interest in the Contract" also equals the Contract value, but the interest may be subject to applicable withdrawal charges when any amounts are actually paid.

Determination of Death Benefit.


We determine the death benefit and any "interest in the Contract" on the date we receive written notice and "proof of death," as well as all required claims forms from all beneficiaries, at the applicable Annuity Service Office. No one is entitled to the death benefit until this time. Proof of death occurs when we receive one of the following at the applicable Annuity Service Office:


-    a certified copy of a death certificate; or

- a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

-    any other proof satisfactory to us.


If any Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. On the death of the last surviving Annuitant, the Owner, if a natural person, will become the Annuitant unless the Owner designates another person as the Annuitant.



Distribution of Death Benefits


The following discussion applies principally to distribution of death benefits upon the death of an Owner under Contracts that are not issued in connection with qualified plans, i.e., "non-qualified Contracts." Tax law requirements applicable to qualified plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your Contract is used in connection with a qualified plan, you should seek competent legal and tax advice regarding requirements governing the distribution of benefits, including death benefits, under the plan. In particular, if you intend to use the Contract in connection with a qualified plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on qualified plans, including IRAs. (See "FEDERAL TAX MATTERS" and Appendix B "Qualified Plan Types").

In designating beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this Prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the Contract owner chooses not to restrict death benefits under the Contract. If the Contract owner imposes restrictions, those restrictions will govern payment of the death benefit.


Except as otherwise stated in the Tables of Minimum Death Benefits, above, we will pay the death benefit to the beneficiary if any Owner dies before the maturity date. If there is a surviving owner, that Contract owner will be deemed to be the beneficiary. If any owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the owner, if a natural person, will become the annuitant unless the owner designates another person as the annuitant.



The death benefit may be taken in the form of a lump sum. If so, we will pay death benefits under our current administrative procedures within seven calendar days of the date that we determine the amount of the death benefit, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").



If the death benefit payable upon the death of an Owner is not taken immediately, the Contract will continue, subject to the following and as may be stated otherwise in the Table of Minimum Death Benefits:



-    The beneficiary will become the owner.



- Any excess of the death benefit over the Contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date of receipt at the applicable Annuity Service Office of due proof of the owner's death.


-    No additional purchase payments may be made.

-    Withdrawal charges will be waived for all future distributions.

- If the deceased owner's spouse is the beneficiary, the spouse continues the Contract as the new owner. In such a case, the distribution rules applicable when a Contract owner dies will apply when the spouse, as the owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse (excluding any optional benefits), the death benefit paid upon the first owner's death will be treated as a purchase payment to the Contract. In addition, the death benefit on the last day of the previous Contract year (or the last day of the Contract year ending just prior to the owner's 81st birthday, if applicable) shall be set to zero as of the date of the first owner's death.


- If the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the Contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below under "Annuity Options", which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. If distribution is not made as an annuity, upon the death of the beneficiary, the death benefit will equal the Contract value and must be distributed immediately in a single sum.



- Alternatively, if the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the Contract may be made as a series of withdrawals over the beneficiary's life expectancy. If this form of distribution is selected, the beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial beneficiary dies while value remains in the Contract, a successor beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial beneficiary's life expectancy.






A substitution or addition of any Contract owner may result in resetting the death benefit to an amount equal to the Contract value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the maturity date, the Contract value on the date of the change will be treated as a purchase payment made on that date. In addition, all purchase payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.



Optional Enhanced Death Benefits



Please see Appendix C: OPTIONAL BENEFIT RIDERS for a general description of the following optional benefit Rider that may enhance death benefits under the Contract you purchased:


Triple Protection Death Benefit. (Not available in New York) John Hancock USA offered the Triple Protection Death Benefit rider ("T-PRO") between December, 2003 and December, 2004. T-PRO provides a guaranteed death benefit amount ("T PRO Death Benefit"), which can be increased or decreased as provided in the rider. The T-PRO Death Benefit replaces any other death benefit under the Contract. The T-PRO rider was available only at Contract issue. It cannot be revoked if you elected it. Once T-PRO is elected, the owner may only be changed to an individual who is the same age or younger than the oldest current owner.

PAY-OUT PERIOD PROVISIONS

General

You have a choice of several different ways of receiving annuity benefit payments from us.

You or your beneficiary may elect to have any amounts that we are obligated to pay you or your beneficiary on withdrawal or death, or as of the maturity date, paid by means of periodic annuity benefit payments rather than in one lump sum (subject to the distribution of death benefit provisions described above).


Generally, we will begin paying annuity benefits to the annuitant under the Contract on the contract's maturity date (the first day of the pay-out period). The maturity date is the date specified on your Contract's specifications page, unless you change that date. For a John Hancock USA Contract, if no date is specified, the maturity date is the first day of the month following the later of the 85th birthday of the oldest annuitant or the tenth contract anniversary. For a John Hancock-New York Contract, if no date is specified, the maturity date is the maximum maturity date. The maximum maturity date is the first day of the month following the 90th birthday of the annuitant. You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the previously specified maturity date unless we consent. Maturity dates which occur at advanced ages, e.g., past age 90, may have adverse income tax consequences. See "FEDERAL TAX MATTERS." Distributions from qualifiedplan contracts may be required before the maturity date.


You may select the frequency of annuity benefit payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

Annuity Options


Annuity benefit payments are available under the Contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the Contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for ten years as described below. Annuity benefit payments will be determined based on the Investment Account Value of each investment option at the maturity date. Internal Revenue Service ("IRS") regulations may preclude the availability of certain annuity options in connection with certain qualified contracts, including Contracts used in connection with IRAs.



Please read the description of each annuity option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the non-refund life annuity option.



The following annuity options are guaranteed to be offered in a Contract.


     Option 1(a): Non-Refund Life Annuity - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

     Option 1(b): Life Annuity with Payments Guaranteed for 10 Years - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

     Option 2(a): Joint & Survivor Non-Refund Life Annuity - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

     Option 2(b): Joint & Survivor Life Annuity with Payments Guaranteed for 10 Years - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

In addition to the foregoing annuity options, which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.


     Option 3: Life Annuity with Payments Guaranteed for 5, 15 or 20 Years - An annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity benefit payments will be made to the end of the last year of the 5, 15 or 20 year period.

     Option 4: Joint & Two-Thirds Survivor Non-Refund Life Annuity - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

     Option 5: Period Certain Only Annuity for 10, 15 or 20 Years - An annuity with payments for a 10, 15 or 20 year period and no payments thereafter.

Fixed Annuity Options. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD" above), on death, withdrawal or the maturity date of the Contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS" above). The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate annuity table in the Contract. If the annuity table we are then using is more favorable to you, we will substitute that annuity table. We guarantee the dollar amount of fixed annuity benefit payments.


Full Surrenders During the Pay-out Period. You may surrender your Contract, after the pay-out period has begun, only if you have selected variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. Under this option, we will pay you the present value of any remaining guaranteed annuity benefit payments (Commuted Value) of your Contract minus any applicable withdrawal Charges. The Commuted Value is determined on the day we receive your written request for Surrender.


If you elect to take the entire Commuted Value of the remaining annuity benefit payments due in the Period Certain, no future annuity benefit payments will be made.


Partial Surrenders During the Pay-out Period. Partial Surrenders are permitted after the pay-out period has begun, only if you have selected variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. You make take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. We will deduct any applicable withdrawal charges. The Commuted Value is determined on the day we receive your written request for Surrender.


If you elect to take only the Commuted Value of some of the remaining annuity benefit payments due in the Period Certain, we will reduce the remaining annuity benefit payments during the remaining period certain.

Determination of Amount of the First Variable Annuity Benefit Payment

The first variable annuity benefit payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of a date not more than ten business days prior to the maturity date. The amount of the first and all subsequent fixed annuity benefit payments is determined on the same basis using the portion of the contract value used to purchase a fixed annuity. If you choose an annuity option that is not guaranteed in the Contract, we will use the appropriate table that we are currently offering. Contract value used to determine annuity benefit payments will be reduced by any applicable premium taxes.


The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity benefit payment will be.


Annuity Units and the Determination of Subsequent Variable Annuity Benefit Payments


Variable annuity benefit payments after the first one will be based on the investment performance of the variable investment options selected during the pay-out period. The amount of a subsequent payment is determined by dividing the amount of the first annuity benefit payment from each variable investment option by the annuity unit value of that variable investment option (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each variable investment option is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity benefit payment is due, and the resulting amounts for each variable investment option are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of annuity units generally remains constant throughout the pay-out period (assuming no transfer is made)


The value of an annuity unit for each sub-account for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate. Generally, if the net investment factor is greater than the assumed interest rate, the payment amount will increase. If the next investment factor is less than the assumed interest rate, the payment amount will decrease.

A 3% assumed interest rate (4% for VV Contracts) is built into the annuity tables in a Contract used to determine the first variable annuity benefit payment.


Transfers During Pay-out Period

Some transfers are permitted during the pay-out period, but subject to different limitations than during the accumulation period.


Once variable annuity benefit payments have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to our Annuity Service Office at least 30 DAYS BEFORE the due date of the first annuity benefit payment to which your transfer will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity benefit payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity benefit payments will reflect changes in the value of the annuity units for the new sub-account selected. We reserve the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four. Once annuity benefit payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a fund. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.


Death Benefit During Pay-out Period

If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made at least as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS


You have a right to cancel your Contract within the permitted time.


Right to Review


You may cancel the Contract by returning it to the applicable Annuity Service Office or agent at any time within 10 days after receiving it or such other period as required by law. Within 7 days of receiving a returned Contract, we will pay you the Contract value (minus any unpaid loans), computed at the end of the Business Day on which we receive your returned Contract.



No withdrawal charge is imposed upon return of a Contract within the ten day right to review period. The ten day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the Contract is issued as an Individual Retirement Annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return all purchase payments if this is greater than the amount otherwise payable.


(Applicable to Residents of California Only)


Residents in California age 60 and greater may cancel the contract by returning it to our Annuity Service Office or agent at any time within 30 days after receiving it. If you cancel the contract during this 30 day period and your purchase payments were allocated to the fixed investment option or the Money-Market investment option, we will pay you the original amount of your purchase payments. If your purchase payments were allocated to a variable investment option (other than the Money Market fund), we will pay you the contract value, (minus any unpaid loans), computed at the end of the business day on which we receive your returned contract.



Your purchase payments will be placed in either (a) the fixed investment option,
(b) the Money Market investment option or (c) in one or more of the variable investment options, based upon your instructions on the application. If you do not instruct us otherwise, we will place your payments in the Money Market investment option.


(Applicable to John Hancock New York Contracts Only)

You may cancel the contract by returning it to our Annuity Service Office or to your registered representative within 10 days after receiving it. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans) computed at the end of the business day on which we receive your contract. When the contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return the purchase payments if this is greater than the amount otherwise payable.

If you purchased the contract in connection with a replacement of an existing annuity contract (as described below), you may also cancel the contract by returning it to our Annuity Service Office or your registered representative at any time within 60 days after receiving the contract. Within 10 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans) computed at the end of the business day on which we receive your returned contract. In the case of a replacement of a contract issued by a New York insurance company, you may have the right to reinstate the prior contract. You should consult with your registered representative or attorney regarding this matter prior to purchasing the new contract.

Replacement of an existing annuity contract generally is defined as the purchase of a new annuity contract in connection with (a) the lapse, partial or full surrender or change of, or borrowing from, an existing annuity or life insurance contract or (b) the assignment to a new issuer of an existing annuity contract. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing annuity contract. Therefore, you should consult with your registered representative or attorney regarding whether the purchase of a new annuity contract is a replacement of an existing annuity or life insurance contract.

Ownership

You are entitled to exercise all rights under your contract.


The contract owner is the person entitled to exercise all rights under a Contract. Prior to the maturity date, the contract owner is the person designated in the contract specifications page or as subsequently named. On and after the maturity date, the annuitant is the contract owner. If amounts become payable to any beneficiary under a Contract, the beneficiary is the contract owner.



In the case of non-qualified Contracts, ownership of a Contract may be changed or a Contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Changing the ownership of a Contract may be treated as a (potentially taxable) distribution from the contract value for federal tax purposes. A collateral assignment will be treated as a distribution from a Contract and will be tax reported as such. An addition or substitution of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating that value as a purchase payment made on that date for purposes of computing the amount of the death benefit.


Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuity Service Office. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.


In the case of qualified Contracts, ownership of a Contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.


Annuitant


The Annuitant is either you or someone you designate.



The annuitant is any natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies. The annuitant is entitled to receive all annuity benefit payments under a Contract. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "CO-ANNUITANT." The annuitant is as designated on the contract specifications page or in the application, unless changed. Any change of annuitant must be made in writing in a form acceptable to us. We must approve any change.


On the death of the annuitant, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant. The Annuitant becomes the owner of the contract at the Maturity Date.

If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years. The amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

Beneficiary


The beneficiary is the person you designate to receive the death benefit if you die.



The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, "IRS" regulations may limit designations of beneficiaries.


Modification


We may not modify your Contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency.


Our Approval

We reserve the right to accept or reject any contract application at our sole discretion.

Misstatement and Proof of Age, Sex or Survival

We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity benefit payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity benefit payments.


FIXED INVESTMENT OPTIONS


Interests in a Fixed Investment Option are not registered under the Securities Act of 1933, as amended, (the "1933 Act") and our respective General Accounts are not registered as an investment company under the 1940 Act. Neither interests in a Fixed Investment Option nor a General Account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Disclosures relating to interests in a Fixed Investment Option and the General Accounts nonetheless may be required by the federal securities laws to be accurate.

Interest Rate and Availability. Currently, we do not allow Purchase Payments or transfers to a Fixed Investment Option. Subject to availability, we guarantee the principal value of amounts allocated or transferred to a Fixed Investment Option and the rate of interest credited to the investment account for the term of the guarantee period. The portion of the contract value in a Fixed Investment Option and any fixed annuity benefit payments will reflect those interest and principal guarantees. We determine the guaranteed interest rates on new amounts allocated or transferred to a fixed investment account from time to time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment option, it is guaranteed for the duration of the guarantee period and we may not change it.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed investment options if the guaranteed interest rate in effect is equal to 3%.

The Fixed Investment Option is not available to John Hancock USA Contracts issued in the State of Washington. With respect to John Hancock USA Contracts issued in the State of Oregon, no Purchase Payments may be invested, transferred or reinvested into any available Fixed Investment Option with a guarantee period of more than one year within 15 years of the Maturity Date and no Purchase Payments may be invested in any available Fixed Investment Option after the fifth Contract Year.

We may also establish a DCA Fixed Investment Option under the DCA Program to make automatic transfers to one or more Variable Investment Options. (See "SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING" for details.)

Renewals. At the end of a guarantee period, you may establish a new investment account with the same guarantee period at the then current interest rate, if available, or transfer the amounts to a Variable Investment Option, all without the imposition of any charge. In the case of renewals in the last year of the accumulation period, the only Fixed Investment Option available is to have interest accrued for the remainder of the accumulation period at the then current interest rate for one-year guarantee period. If you do not specify a renewal option, we will select the one-year Fixed Investment Option.

Withdrawals and some transfers from available Fixed Investment Options are permitted during the accumulation period.

Transfers. During the accumulation period, you normally may transfer amounts from the fixed investment option to the variable investment options only at the end of a guaranteed period. You may, however, transfer amounts from fixed to variable investment options prior to the end of the guarantee period pursuant to the DCA program. Where there are multiple investment accounts within the one-year fixed investment option, amounts must be transferred from the one-year fixed investment option on a first-in-first-out basis.

You may also make transfers from Variable Investment Options to a Fixed Investment Option, if available, at any time prior to the Maturity Date, as permitted by applicable law. We establish a separate Investment Account each time you allocate or transfer amounts to a Fixed Investment Option, except that for amounts allocated or transferred the same day, we will establish as single Investment Account. You may not allocate amounts to a Fixed Investment Option that would extend the guarantee period beyond the Maturity Date.

For John Hancock USA Contracts purchased prior to January 22, 2002, transfers may be made to the one-year Fixed Investment Option, but new Purchase Payments may not be allocated to the one-year Fixed Investment Option.

Withdrawals. You may make total and partial withdrawals of amounts held in a Fixed Investment Option at any time during the Accumulation Period. Withdrawals from a Fixed Investment Option will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply to withdrawals from a Fixed Investment Option:

We reserve the right to defer payment of amounts withdrawn from a Fixed Investment Option for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law.

If you do not specify the investment options from which a partial withdrawal is to be taken, the partial withdrawal will be taken from the Variable Investment Options until exhausted and then from the Fixed Investment Options. Such withdrawals will be made from the investment options beginning with the shortest guarantee period. Within such a sequence, where there are multiple Investment Accounts within a Fixed Investment Option, withdrawals will be made on a first-in-first-out basis. For this purpose, the DCA Fixed Investment Option is considered to have a shorter guarantee period than the one-year fixed investment option.

Withdrawals from the Contract may be subject to income tax and a 10% penalty tax. See "FEDERAL TAX MATTERS" below. Withdrawals are permitted from Contracts issued in connection with Section 403(b) qualified plans only under limited circumstances. See Appendix [_____] "Qualified Plan Types".


Loans. We offer a loan privilege only to owners of Contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a Contract, you may borrow from us, using your Contract as the only security for the loan, in the same manner and subject to the same limitations as described under "LOANS" below. See "FEDERAL TAX MATTERS
- Qualified Retirement Plans - Loans." THE LOAN PRIVILEGE WILL NOT BE AVAILABLE TO SUCH CONTRACTS IF THE PRINCIPAL PLUS OPTIONAL BENEFIT IS ELECTED.



Charges. No asset based charges are deducted from fixed investment options.


                             Charges and Deductions

Charges and deductions under the contracts are assessed against Purchase Payments, contract values or annuity benefit payments. Currently, there are no deductions made from Purchase Payments. In addition, there are deductions from and expenses paid out of the assets of the Funds that are described in the Fund prospectuses. For information on a John Hancock USA Contract's Optional Benefit Fees, see "Appendix ___

We deduct asset-based charges totaling 1.65% on an annual basis for administration, distribution and mortality and expense risks, assuming no optional riders are elected.

Withdrawal Charges

(John Hancock USA Contracts issued prior to November 1996 only)

If you make a withdrawal from your contract during the accumulation period, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than three complete contract years. NO WITHDRAWAL CHARGE WILL BE IMPOSED ON WITHDRAWALS FROM CONTRACTS ISSUED ON OR AFTER NOVEMBER 1, 1996. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other free withdrawal amounts described below or purchase payments that have been in the contract more than three complete contract years. In no event may the total withdrawal charges exceed 3% of the amount invested. The amount of the withdrawal charge and when it is assessed are discussed below.

Each withdrawal from the contract is allocated first to the "FREE WITHDRAWAL AMOUNT" and second to "UNLIQUIDATED PURCHASE PAYMENTS." In any contract year, the free withdrawal amount for that year is the greater of:

- 10% of total purchase payments (less all prior partial withdrawals in that contract year), and

- the accumulated earnings of the contract (i.e., the excess of the contract value on the date of withdrawal over the unliquidated purchase payments).

Withdrawals allocated to the free withdrawal amount may be withdrawn without the imposition of a withdrawal charge. The free withdrawal amount will be applied to a requested withdrawal, first, to withdrawals from variable investment options and then to withdrawals from the one-year fixed investment option.

If the amount of a withdrawal exceeds the free withdrawal amount, the excess will be allocated to purchase payments which will be liquidated on a first-in first-out basis. On any withdrawal request, we will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order the purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc., until all purchase payments have been liquidated.

Each purchase payment or portion thereof liquidated in connection with a withdrawal request that has been in the contract for less than three years is subject to a withdrawal charge of 3%.

The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account minus any applicable withdrawal charge.

Withdrawal charges help to compensate us for the cost of selling the Contracts. The amount of the charges in any Contract year does not specifically correspond to sale expenses for that year. We expect to recover our total sales expenses over the life of the Contracts. To the extent that the withdrawal charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the asset-based risk charge and other gains with respect to the Contracts, or from general assets. Similarly, administrative expenses not fully recovered by the administrative fees may also be recovered from such other sources.

There is generally no withdrawal charge on distributions made as a result of the death of the contract owner or, if applicable, the annuitant. In addition, no withdrawal charges are imposed on annuity benefit payments.

For examples of calculation of the withdrawal charge, see Appendix B.

Reduction or Elimination of Withdrawal Charges. The amount of the withdrawal charge on a contract may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in such a manner that results in savings of sales expenses. We will determine entitlement to such a reduction in the withdrawal charge in the following manner:

The size and type of group to which sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

The total amount of purchase payments to be received will be considered. Per-dollar sales expenses are likely to be less on larger purchase payments than on smaller ones.

Any prior or existing relationship with us will be considered. Per-contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

The level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer the contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the contracts, thereby reducing our sales expenses.

There may be other circumstances of which we are not presently aware, which could result in reduced sales expenses.

If after consideration of the foregoing factors, we determine that there will be a reduction in sales expenses, we will provide a reduction in the withdrawal charge. The withdrawal charge will be eliminated when a contract is issued to officers, directors or employees (or a relative thereof), of us or of Manulife, the Trust or any of their affiliates. In no event will reduction or elimination of the withdrawal charge be permitted where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.

Annual Administration Fees

If your contract value falls below $10,000 as a result of a partial withdrawal, we may deduct an annual administration fee of $30 as partial compensation for administrative expenses. The fee will be deducted on the last day of each contract year. It will be withdrawn from each investment option in the same proportion that the value of such investment option bears to the contract value. If the entire contract value is withdrawn on other than the last day of any contract year, the fee will be deducted from the amount paid.

Asset Based Charges

Daily Administration Fees. A daily fee in an amount equal to 0.25% of the value of each variable investment account on an annual basis is deducted from each sub-account as an administration fee. The fee is designed to compensate us for administering the Contracts and operating an Account. Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees.

Distribution Fee. A daily fee in an amount equal to 0.15% of the value of each variable investment account on an annual basis is deducted from each sub-account as a distribution fee. The fee is designed to compensate us for a portion of the expenses we incur in selling the Contracts and cannot be increased during the life of the Contract.

Mortality and Expense Risks Charge. The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into a Contract which cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit. The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.

To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. Under the Period Certain Only Annuity Options, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk. The mortality and expense risks charge is not assessed against the fixed investment options.

Reduction or Elimination of Charges and Deductions

The amount of the charges and deductions may be reduced or eliminated for certain Contracts as permitted by state law (currently not permitted in New
York). These Contracts would involve sales that are made to individuals or to a group of individuals in a manner that results in savings of sales or maintenance expenses or that we expect may result in reduction of other risks that are normally associated with the contracts. We will determine entitlement to such a reduction in the charges or deductions in the following manner:

- The size and type of group to which sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

- The total amount of purchase payments to be received will be considered. Per-dollar sales expenses are likely to be less on larger purchase payments than on smaller ones.

- The nature of the group or class for which the Contracts are being purchased will be considered including the expected persistency, mortality or morbidity risks associated with the group or class of Contracts.

- Any prior or existing relationship with us will be considered. Per-contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

- The level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer the contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the Contracts, thereby reducing our sales expenses.

- There may be other circumstances of which we are not presently aware, which could result in reduced expenses.

If after consideration of the foregoing factors, we determine that there will be a reduction in expenses, we will provide a reduction in the charges or deductions.

John Hancock USA will eliminate the withdrawal charge when a Contract is issued to officers, trustees, directors or employees (or a relative thereof) of ours, of any of our affiliates, or of the John Hancock Trust. In no event will reduction or elimination of the charges or deductions be permitted where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.

Premium Taxes

We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.

We make deductions for any applicable premium or similar taxes based on the amount of a premium payment. Currently, certain local jurisdictions assess a tax of up to 5% of each premium payment.

In most cases, we deduct a charge in the amount of the tax from the total value of the contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each premium payment at the time it is made and to charge you for any tax we may incur. We compute the amount of the charge by multiplying the applicable premium tax percentage times the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.

                       PREMIUM TAX RATE
STATE OR TERRITORY   QUALIFIED CONTRACTS   NON-QUALIFIED CONTRACTS
------------------   -------------------   -----------------------
CA                          0.50%                   2.35%
GUAM                        4.00%                   4.00%
ME(A)                       0.00%                   2.00%
NV                          0.00%                   3.50%

PR                          1.00%                   1.00%
SD(A)                       0.00%                   1.25%
WV                          1.00%                   1.00%
WY                          0.00%                   1.00%

(A)  We pay premium tax paid upon receipt of premium.

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                               Federal Tax Matters

INTRODUCTION

The following discussion of the Federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of a contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

We are taxed as a life insurance company. Because the operations of the Separate Account are a part of, and are taxed with, our operations, the Separate Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Separate Account, but the operations of the Separate Account may reduce our Federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by the portfolios. Our use of these tax credits and deductions will not adversely affect or benefit the Separate Account. We do not anticipate that we will be taxed on the income and gains of the Separate Account in the future, but if we are, we may impose a corresponding charge against the Separate Account.

The contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the contracts or the Separate Account. Currently, we do not anticipate making a charge of such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.

SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFIT RIDERS

We do not currently report rider charges as partial withdrawals, but we may do so in the future if we believe that the IRS would require us to report them as such. You should consult a tax adviser before electing any of these optional benefit riders.

The optional guaranteed minimum withdrawal benefit riders (i.e, Principal Plus) available under the Contracts provide benefits that differ from those traditionally offered under variable annuity contracts. If either of these riders is in effect, the contract owner or his or her beneficiary may be entitled to withdrawals during the rider's "settlement phase" even if the contract value is zero. Any such withdrawals are treated as withdrawals for income tax purposes, and are fully includible in income if the investment in the contract has been fully recovered.

If you purchase a Qualified Contract with an optional death benefit or other optional benefit rider, the presence of these benefits may increase the amount of any required minimum distributions under the requirements of your Qualified Plan. See "Qualified Contracts (Contracts Purchased for a Qualified Plan)," below.

NON-QUALIFIED CONTRACTS (CONTRACTS NOT PURCHASED TO FUND A QUALIFIED PLAN)

Undistributed Gains

Except where the owner is not an individual, we expect our contracts to be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your contract until we actually distribute assets to you.

However, a contract held by an owner other than a natural person (for example, a corporation, partnership, limited liability company or other such entity) does not generally qualify as an annuity contract for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an owner in the year earned. Notwithstanding this general rule, a contract will ordinarily be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person.

Taxation of Annuity Payments

When we make payments under a contract in the form of an annuity, normally a portion of each annuity payment is taxable as ordinary income. The taxable portion of an annuity payment is equal to the excess of the payment over the exclusion amount.


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In the case of variable annuity payments, the exclusion amount is the investment in the contract when payments begin to be made divided by the number of payments expected to be made (taking into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity payments, the exclusion amount is based on the investment in the contract and the total expected value of fixed annuity payments for the term of the contract
(determined under IRS regulations). In general, your investment in the contract equals the aggregate amount of premium payments you have made over the life of the contract, reduced by any amounts previously distributed from the contract that were not subject to tax. A simplified method of determining the taxable portion of annuity benefit payments applies to contracts issued in connection with certain Qualified Plans other than IRAs.

Once you have recovered your total investment in the contract tax-free, further annuity payments will be fully taxable. If annuity payments cease because the annuitant dies before all of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction on the annuitant's last tax return.

Surrenders, Withdrawals and Death Benefits

When we make a single sum payment from your contract, you have ordinary taxable income to the extent the payment exceeds your investment in the contract (discussed above). Such a single sum payment can occur, for example, if you surrender your contract before the date of maturity or if no extended payment option is selected for a death benefit payment. A single sum payment, for these purposes, includes the total death benefit amount payable to you through the John Hancock Safe Access Account program.

When you take a partial withdrawal from a Contract before the date of maturity, including a payment under a systematic withdrawal plan, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your contract exceeds the investment in the contract, the excess will be considered gain and the withdrawal will be taxable as ordinary income up to the amount of such gain. Taxable withdrawals may also be subject to a penalty tax for premature withdrawals as explained below. When only the investment in the contract remains, any subsequent withdrawal made before the date of maturity will be a tax-free return of investment. If you assign or pledge any part of your contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.

For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all annuity contracts issued by us or our affiliates to the owner within the same calendar year will be treated as if they were a single contract.

As mentioned above, amounts received in a partial withdrawal are taxable to the extent that the contract value exceeds the investment in the contract. There is some uncertainty regarding the effect that the market value adjustment and certain optional benefits, e.g., the Principal Plus Rider, might have on the amount that is treated as the contract value for this purpose. As a result, the taxable portion of amounts received in a partial withdrawal could be greater or less depending on how the market value adjustment and such optional benefits are treated for this purpose.]

There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

Taxation of Death Benefit Proceeds

All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent such payment exceeds your investment in the contract.

Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

- if distributed in a single sum payment, they are taxed in the same manner as a full withdrawal, as described above, or

- if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above, or

- If distributed as a series of withdrawals over the beneficiary's life expectancy, they are taxable to the extent the contract value exceeds the investment in the contract.

After a contract matures and annuity payments begin, if the contract guarantees payments for a stated period and the owner dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in the beneficiary's income as follows:

- if received in a single sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or

- if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract has been recovered, and all annuity benefit payments thereafter are fully includible in income.


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Penalty Tax on Premature Distributions

There is a 10% IRS penalty tax on the taxable portion of any payment from a non-qualified contract. Exceptions to this penalty tax include distributions:

-    received on or after the date on which the contract owner reaches age
     59 1/2;

- attributable to the contract owner becoming disabled (as defined in the tax law);

- made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant;

- made as a series of substantially equal periodic payments for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated individual beneficiary;

-    made under a single-premium immediate annuity contract; or

- made with respect to certain annuities issued in connection with structured settlement agreements.

Puerto Rico Non-Qualified Contracts

Distributions from Puerto Rico annuity contracts issued by us are subject to federal income taxation, withholding and reporting requirements as well as Puerto Rico tax laws. Both jurisdictions impose a tax on distributions. Under federal requirements, distributions are deemed to be income first. Under the Puerto Rico tax laws, however, distributions from a contract not purchased to fund a Qualified Plan ("Non-Qualified Contract") are treated as a non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions under a Non-Qualified Contact are fully taxable. Puerto Rico does not currently impose an early withdrawal penalty tax. The Internal Revenue Code, however, does impose such a penalty and bases it on the amount that is taxable under federal rules.

Distributions under a Non-Qualified Contract after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization under Puerto Rico tax law is equal to the amount of the distribution in excess of 3% of the total purchase payments paid, until an amount equal to the total purchase payments paid has been excluded. Thereafter, the entire distribution from a Non-Qualified Contract is included in gross income. For federal income tax purposes, however, the portion of each annuity payment that is subject to tax is computed on the basis of investment in the contract and the annuitant's life expectancy. Generally Puerto Rico does not require income tax to be withheld from distributions of income. Although Puerto Rico allows a credit against its income tax for taxes paid to the federal government, you may not be able to use the credit fully. If you are a resident of Puerto Rico, you should consult a tax adviser before purchasing an annuity contract.

Diversification Requirements

Your contract will not qualify for the tax benefits of an annuity contract unless the Separate Account follows certain rules requiring diversification of investments underlying the contract. In addition, the rules require that the contract owner not have "investment control" over the underlying assets.

In certain circumstances, the owner of a variable annuity contract may be considered the owner, for federal income tax purposes, of the assets of the separate account used to support the contract. In those circumstances, income and gains from the separate account assets would be includible in the contract owner's gross income. The Internal Revenue Service ("IRS") has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner's ability to allocate funds among as many as twenty sub-accounts.

The ownership rights under your contract are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that contract owners were not owners of separate account assets. Since you have greater flexibility in allocating premiums and contract values than was the case in those rulings, it is possible that you would be treated as the owner of your contract's proportionate share of the assets of the Separate Account.

We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that an underlying Fund will be able to operate as currently described in its prospectus, or that a Fund will not have to change any of its investment objectives or policies. We have reserved the right to modify your contract if we believe doing so will prevent you from being considered the owner of your policy's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.

QUALIFIED CONTRACTS (CONTRACTS PURCHASED FOR A QUALIFIED PLAN)


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The Contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("Qualified Plans"). Numerous special tax rules apply to the participants in Qualified Plans and to the Contracts used in connection with these plans. We provide a brief description of types of Qualified Plans in Appendix __ of this Prospectus, but make no attempt to provide more than general information about use of the Contracts with the various types of Qualified Plans in this Prospectus. We may limit the availability of the Contracts to certain types of Qualified Plans and may discontinue making Contracts available to any Qualified Plan in the future. If you intend to use a Contract in connection with a Qualified Plan you should consult a tax adviser.

We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into a Qualified Plan, and contains rules to limit the amount you can contribute to all of your Qualified Plans. Trustees and administrators of Qualified Plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from Qualified Plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity benefit payments under certain Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from Qualified Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax adviser and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under Qualified Plans.

If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Additionally, for Contracts issued in connection with Qualified Plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the owner will have rights in the contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the Contract.

Special rules govern the time at which distributions to the owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that the owner may impose on the timing and manner of payment of death benefits to beneficiaries or the period of time over which a beneficiary may extend payment of the death benefits under the contract. IN ADDITION, THE PRESENCE OF THE DEATH BENEFIT OR AN OPTIONAL BENEFIT, SUCH AS THE PRINCIPAL PLUS RIDER, may affect the amount of the required minimum distributions that must be made under the contract. Failure to comply with minimum distribution requirements will result in the imposition of an excise tax, generally 50% of the amount by which the amount required to be distributed exceeds the actual distribution. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the owner must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. In the case of certain other Qualified Plans, such distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain Qualified Plans, including IRAs, after the owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual, and, if so, the owner's spouse, or an individual other than the owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your beneficiary wishes to extend over a period of time the payment of the death benefits under your contract, please consult your tax adviser.

Penalty Tax on Premature Distributions

There is also a 10% IRS penalty tax on the taxable amount of any payment from certain Qualified Contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a SIMPLE retirement account during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an Individual Retirement Annuity or an IRA, including a SIMPLE IRA, the penalty tax does not apply to a payment:

-    received on or after the date on which the contract owner reaches age
     59 1/2;

- received on or after the owner's death or because of the owner's disability (as defined in the tax law); or

- made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).


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These exceptions generally apply to taxable distributions from other Qualified
Plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax adviser.

When we issue a Contract in connection with a Qualified Plan, we will amend it as necessary to conform to the requirements of the plan. However, your rights to any benefits under the plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contracts. We will not be bound by terms and conditions of Qualified Plans to the extent those terms and conditions contradict a Contract, unless we consent.

Tax-Free Rollovers

If permitted under your plan, you may make a tax-free rollover from:

-    a traditional IRA to another traditional IRA,

- a traditional IRA to another Qualified Plan, including a Section 403(b) plan

- any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) to a traditional IRA,

- any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax exempt organization) to another Qualified Plan, including a roll-over of amounts from your prior plan derived from your "after-tax" contributions from "involuntary" distributions,

- a Section 457 deferred compensation plan maintained by a tax-exempt organization to another Section 457 deferred compensation plan maintained by a tax-exempt organization and

- a traditional IRA to a Roth IRA, subject to special restrictions discussed below.

In addition, if your spouse survives you, he or she is permitted to rollover your tax-qualified retirement account to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse's plan.

Withholding on Eligible Rollover Distributions. If a Contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in Section 457(b) of the Code, any eligible rollover distribution from the Contract will be subject to mandatory withholding. An eligible rollover distribution generally is any taxable distribution from such except (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.

Federal income tax of 20% will be withheld from an eligible rollover distribution. The withholding is mandatory, and you cannot elect to have it not apply. However this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you choose to have it directly transferred to a Qualified Plan. Before you receive an eligible rollover distribution, we will provide a notice explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

Loans

A loan privilege is available only to owners of contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of the Employee Retirement Income Security Act of 1974 (ERISA). The rules governing the availability of loans, including the maximum loan amount, are prescribed in the Code, IRS regulations, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) contracts are complicated, you should consult your tax adviser before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

Federal tax law generally requires loans to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in level payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable.


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Puerto Rico Contracts Issued to Fund Retirement Plans

The tax laws of Puerto Rico vary significantly from the provisions of the Internal Revenue Code of the United States that are applicable to various Qualified Plans. Although we may offer variable annuity contracts in Puerto Rico in connection with Puerto Rican "tax qualified" retirement plans, the text of this Prospectus addresses federal tax law only and is inapplicable to the tax laws of Puerto Rico.

SEE YOUR OWN TAX ADVISER

The foregoing description of Federal income tax topics and issues is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing Qualified Plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should always consult a qualified tax adviser.


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                                 General Matters

Asset Allocation Services

We may advertise our investment performance.

We are aware that certain third parties are offering asset allocation and timing services ("Asset Allocation Services") in connection with the Contracts. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to us, from the contract owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

Restrictions Under the Texas Optional Retirement Program for John Hancock USA Contracts

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon:

- termination of employment in the Texas public institutions of higher education,

-    retirement,

-    death, or

-    the participant's attainment of age 70 1/2.

Accordingly, before any amounts may be distributed from a Contract, proof must be furnished to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the contract value to another contract or another qualified custodian during the period of participation in the ORP. Loans are not available under Contracts subject to the ORP.

Distribution of Contracts

We pay compensation for sales of the Contracts.

John Hancock Distributors, LLC ("JH Distributors"), a Delaware limited liability company that we control, is the principal underwriter and distributor of the Contracts offered through this prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the Funds of the Trust, whose securities are used to fund certain variable investment options under the Contracts and under other annuity and life insurance products we offer.

JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5. It also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and is a member of the National Association of Securities Dealers, Inc. (the "NASD").

We offer the Contracts for sale through broker-dealers that have entered into selling agreements with JH Distributors. Broker-dealers sell the Contracts through their registered representatives who have been appointed by us to act as our insurance agents. JH Distributors, or any of its affiliates that is registered under the 1934 Act and a member of the NASD, may also offer the Contracts directly to potential purchasers. Signator Investors, Inc. is an affiliated broker-dealer

JH Distributors pays compensation to broker-dealers for the promotion and sale of the Contracts. The individual representative who sells you a Contract typically will receive a portion of the compensation, under the representative's own arrangement with his or her broker-dealer. Our affiliated broker-dealers may pay additional cash and non-cash incentives to their representatives for sales of the Contracts described in this prospectus that they would not pay in connection with the sale of other Contracts issued by unaffiliated companies.

A limited number of affiliated and/or non-affiliated broker-dealers may also be paid commissions or overrides to "wholesale" the Contracts, that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling. We may also provide compensation to broker-dealers for providing ongoing service in relation to Contracts that have already been purchased.

Standard Compensation. The amount and timing of compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation with respect to Contracts sold through broker-dealers (inclusive of wholesaler overrides and expense allowances) and paid to broker-dealers is not expected to exceed, 2.5% of purchase payments plus, beginning one year after each purchase payment, ongoing compensation at an annual rate of up to 1.20% of the values of the Contracts attributable to such purchase payments. This compensation is not paid directly by contract owners. JH Distributors pays the compensation from its assets but expects to recoup it through the fees and charges imposed under a Contract. (See CHARGES AND DEDUCTIONS.)

Additional Compensation and Revenue Sharing. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, JH Distributors directly or indirectly may make additional payments in the form of cash, other special compensation or reimbursement of expenses to selling broker-dealers. These additional compensation or reimbursement arrangements may include, for


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example, payments in connection with the firm's "due diligence" examination of the Contracts, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payments for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms. Subject to applicable NASD rules and other applicable laws and regulations, JH Distributors and its affiliates may contribute to, as well as sponsor, various educational programs, sales contests and/or promotions in which participating firms and their sales persons may receive prizes such as merchandise, cash, or other awards.

These arrangements may not be offered to all firms, and the terms of such arrangements may differ between firms. We provide additional information on special compensation or reimbursement arrangements involving selling firms and other financial institutions in the Statement of Additional Information, which is available upon request. Any such compensation, which may be significant at times, will not result in any additional direct charge to you by us.

Differential Compensation. Compensation negotiated and paid by JH Distributors pursuant to a selling agreement with a broker-dealer may differ from compensation levels that the broker-dealer receives for selling other variable contracts. The compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. In addition, under their own arrangements, broker-dealer firms may pay a portion of any amounts received under standard or additional compensation or revenue sharing arrangements to their registered representatives. The additional compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. As a result, registered representatives may be motivated to sell the Contracts of one issuer over another issuer, or one product over another product. You should contact your registered representative for more information on compensation arrangements in connection with your purchase of a Contract.

Confirmation Statements

You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

Reinsurance Arrangements

From time to time we may utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the Contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include living benefits, guaranteed death benefits and fixed account guarantees.

           APPENDIX ___: Examples of Calculation of Withdrawal Charge

Effective November 1, 1996, no withdrawal charge will be imposed on withdrawals from contracts.

Example 1 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are no partial withdrawals. The table below illustrates four examples of the withdrawal charges that would be imposed if the contract is completely withdrawn, based on hypothetical contract values.

                                                           WITHDRAWAL CHARGE
CONTRACT    HYPOTHETICAL    FREE WITHDRAWAL    PAYMENTS    -----------------
  YEAR     CONTRACT VALUE        AMOUNT       LIQUIDATED    PERCENT   AMOUNT
--------   --------------   ---------------   ----------    -------   ------
1              55,000           5,000(A)        50,000         3%      1,500
2              50,500           5,000(B)        45,500         3%      1,365
3              60,000          10,000(C)        50,000         3%      1,500
4              70,000          20,000(D)        50,000         0%          0

During any contract year the free withdrawal amount is the greater of accumulated earnings, or 10% of the total purchase payments made under the contract less any prior partial withdrawals in that contract year.

(A) In the first contract year the earnings under the contract and 10% of purchase payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 purchase payment is liquidated and the withdrawal charge is assessed against such liquidated purchase payment (contract value less free withdrawal amount)

(B) In the example for the second contract year, the accumulated earnings of $500 is less than 10% of purchase payments, therefore the free withdrawal amount is equal to 10% of purchase payments ($50,000 X 10% = $5,000) and the withdrawal charge is only applied to purchase payments liquidated (contract value less free withdrawal amount).

(C) In the example for the third contract year, the accumulated earnings of $10,000 is greater than 10% of purchase payments ($5,000), therefore the free withdrawal amount is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the purchase payments liquidated (contract value less free withdrawal amount).

(D) There is no withdrawal charge on any purchase payments liquidated that have been in the contract for at least 3 years.

Example 2 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are a series of four partial withdrawals made during the third contract year of $2,000, $5,000, $7,000 and $8,000.

                                                                     WITHDRAWAL CHARGE
 HYPOTHETICAL    PARTIAL WITHDRAWAL   FREE WITHDRAWAL    PAYMENTS    -----------------
CONTRACT VALUE        REQUESTED            AMOUNT       LIQUIDATED    PERCENT   AMOUNT
--------------   ------------------   ---------------   ----------   --------   ------
65,000                  2,000            15,000(A)             0        3%          0
49,000                  5,000             3,000(B)         2,000        3%         60
52,000                  7,000             4,000(C)         3,000        3%         90
44,000                  8,000                 0(D)         8,000        3%        240

The free withdrawal amount during any contract year is the greater of the contract value less the unliquidated purchase payments (accumulated earnings), or 10% of purchase payments less 100% of all prior withdrawals in that contract year.

(A) For the first example, accumulated earnings of $15,000 is the free withdrawal amount since it is greater than 10% of purchase payments less prior withdrawals ($5,000-0). The amount requested ($2,000) is less than the free withdrawal amount so no purchase payments are liquidated and no withdrawal charge applies.

(B) The contract has negative accumulated earnings ($49,000-$50,000), so the free withdrawal amount is limited to 10% of purchase payments less all prior withdrawals. Since $2,000 has already been withdrawn earlier in the current contract year, the remaining free withdrawal amount during the third contract year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in purchase payments being liquidated. The remaining unliquidated purchase payments are $48,000

(C) The contract has increased in value to $52,000. The unliquidated purchase payments are $48,000 so the accumulated earnings are $4,000, which is greater than 10% of purchase payments less prior withdrawals ($5,000-$2,000-$5,000<0). Hence the free withdrawal amount is $4,000.
     Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in purchase payments being liquidated. The remaining unliquidated purchase payments are $45,000.

(D) The free withdrawal amount is zero since the contract has negative accumulated earnings ($44,000-$45,000) and the full 10% of purchase payments ($5,000) has already been utilized. The full amount of $8,000 will result in purchase payments being liquidated subject to a withdrawal charge. At the beginning of the next contract year the full 10% of purchase payments would be available again for withdrawal requests during that year.

                      APPENDIX C: - OPTIONAL BENEFIT RIDERS

This Appendix provides a general description of two optional enhanced benefit riders that John Hancock USA offered after December 8, 2003 with VISION Contracts, subject to state availability. This riders were only available at the time of purchase of a John Hancock USA Contract, and were not offered by John Hancock NY. If you purchased an optional benefit rider, you will pay the monthly charge shown in the Fee Tables for that benefit as long as it is in effect.

YOU SHOULD CAREFULLY REVIEW YOUR CONTRACT, INCLUDING ANY ATTACHED RIDERS, FOR COMPLETE INFORMATION ON BENEFITS, CONDITIONS AND LIMITATIONS OF ANY OPTIONAL BENEFIT RIDERS APPLICABLE TO YOUR CONTRACT. You should also carefully review the Tax Considerations section of the Prospectus for information about optional benefit riders.

TRIPLE PROTECTION DEATH BENEFIT


If you elected the optional Triple Protection Death Benefit ("T-PRO"), we impose an additional annual fee of 0.50% (as a percentage of the T-PRO Death Benefit ). The T-PRO benefit was available for contracts issued between December 8, 2004 and December 31, 2004. If you elected T-PRO, it is irrevocable and you may only change the owner of your Contract to an individual that is the same age or younger than the oldest current owner.



Under this benefit, if the Owner dies before the contract's date of maturity, the T-PRO Death Benefit replaces any death benefit payable under the terms of your Contract. The T-PRO Death Benefit is equal to an "Enhanced Earnings Death Benefit" factor plus the greatest of:


-    the contract value;

-    the Return of Purchase Payments Death Benefit Factor;

-    the Annual Step Death Benefit Factor; or

-    the Graded Death Benefit Factor.


We deduct any Debt under your Contract from the amount described above.



Enhanced Earnings Death Benefit Factor



For purposes of the T-PRO Death Benefit, the Enhanced Earnings Death Benefit factor is equal to 50% multiplied by Earnings, as defined under the Enhanced Earnings Death Benefit Factor calculation of the T-PRO rider. For purposes of the Enhanced Earnings Death Benefit Factor calculation, Earnings is equal to the contract value minus the Earnings Basis. The Earnings Basis is equal to 150% of each purchase payment made less the sum of all Withdrawal Reductions in connection with partial withdrawals. The maximum Enhanced Earnings Death Benefit Factor is equal to 100% of the Earnings Basis.


Example. Assume a single purchase payment of $100,000 is made into the contract, no additional purchase payments are made and there are no partial withdrawals. Assume the contract value on the date the T-PRO Death Benefit is determined is equal to $175,000:

-    Earnings Basis is equal to 150% of $100,000 or $150,000.

- Earnings is equal to $175,000 minus $150,000 or $25,000. NOTE THAT FOR PURPOSES OF T-PRO, EARNINGS ARE ALWAYS LESS THAN THE EXCESS OF ACCOUNT VALUE OVER PAYMENTS. IN THIS EXAMPLE, THEY ARE LESS THAN $75,000 (OR $175,000 MINUS $100,000).

The Enhanced Earnings Death Benefit Factor is equal to 50% of $25,000 or
$12,500.

Return of Purchase Payments Death Benefit Factor

The Return of Purchase Payments Death Benefit Factor is equal to the sum of all purchase payments made less the sum of all Withdrawal Reductions in connection with partial withdrawals.

Annual Step Death Benefit Factor


For purposes of the T-PRO Death Benefit, the Annual Step Death Benefit Factor is equal to the greatest Anniversary Value since the effective date of the T-PRO rider but prior to the oldest owner's attained age 81. The Anniversary Value is equal to the contract value on a Contract Anniversary increased by all purchase payments made, less Withdrawal Reductions in connection with partial withdrawals since that Contract Anniversary.



Graded Death Benefit Factor


For purposes of the T-PRO Death Benefit, the Graded Death Benefit Factor is equal to (1) minus (2) where:


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

     1) is equal to the sum of each purchase payment multiplied by the applicable Payment Multiplier obtained from the table below:

  NUMBER OF COMPLETE YEARS
PAYMENT HAS BEEN IN CONTRACT   PAYMENT MULTIPLIER*
----------------------------   -------------------
              0                        100%
              1                        110%
              2                        120%
              3                        130%
              4                        140%
              5                        150%

* If a purchase payment is received on or after the oldest owner's attained age 71, the Payment Multiplier equals 100% in all years. THUS, FOR PURCHASE PAYMENTS MADE ON OR AFTER THE OLDEST OWNER REACHES ATTAINED AGE 71, THE BENEFIT PROVIDED BY THE GRADED DEATH BENEFIT FACTOR IS EQUAL TO THE BENEFIT PROVIDED BY THE RETURN OF PURCHASE PAYMENTS DEATH BENEFIT FACTOR.

     2) is equal to the sum of Withdrawal Reductions in connection with partial withdrawals taken. Withdrawal Reductions are recalculated each time the Graded Death Benefit Factor is recalculated, based on purchase payment and withdrawal history.

The Graded Death Benefit Factor will never be greater than purchase payments less the sum of all Withdrawal Reductions in connection with partial withdrawals taken plus $250,000.

THE T-PRO DEATH BENEFIT FACTORS ARE SEPARATE AND DISTINCT FROM SIMILARLY NAMED TERMS, SUCH AS "ANNUAL STEP DEATH BENEFIT" THAT MAY BE CONTAINED IN OTHER OPTIONAL BENEFIT RIDERS. THE OTHER OPTIONAL BENEFIT RIDERS IMPOSE SEPARATE OPTIONAL RIDER CHARGES AND THEIR BENEFITS AND LIMITATIONS MAY BE DIFFERENT.

Withdrawal Reductions


If total partial withdrawals taken during a contract year are less than or equal to 5% of total purchase payments (the "Annual Withdrawal Limit"), then the Withdrawal Reductions reduce the appropriate value by the dollar amount of each partial withdrawal. Otherwise, Withdrawal Reductions reduce the appropriate value by the percentage reduction in the contract value attributed to the amount of each partial withdrawal.


The guaranteed death benefits provided by T-PRO are adjusted at the point of each partial withdrawal but may be recalculated if subsequent partial withdrawals are taken within the same Contract Year. For example, if a withdrawal causes total partial withdrawals taken during that Contract Year to exceed 5% the Annual Withdrawal Limit, then all previous Withdrawal Reductions in that Contract Year will be recalculated and will reduce the appropriate value proportionately. If a subsequent purchase payment is made, then the Annual Withdrawal Limit will increase potentially resulting in a recalculation of previous Withdrawal Reductions within the same Contract Year.


Determination and Distribution of T-PRO Death Benefit



We determine the death benefit paid under T-PRO as of the date our Annuity Service Office receives written notice and proof of death and all required forms in good order.



If the Beneficiary is the deceased owner's spouse, and the T-PRO Death Benefit is not taken in one sum under our current administrative practices, the contract and the T-PRO rider will continue with the surviving spouse as the new owner. Upon the death of the surviving spouse prior to the Maturity Date, a second T-PRO Death Benefit will be paid and the entire interest in the contract must be distributed to the new Beneficiary in accordance with the provisions of the contract.



For purposes of calculating the second T-PRO Death Benefit, payable upon the death of the surviving spouse:


- The T-PRO Death Benefit paid upon the first owner's death ("first T-PRO Death Benefit") is not treated as a purchase payment to the contract.

- In determining the Enhanced Earnings Death Benefit Factor, on the date the first T-PRO Death Benefit was paid, the Earnings Basis is reset to equal the first T-PRO Death Benefit. The Earnings Basis will be increased for any purchase payments made and decreased for any Withdrawal Reductions in connection with partial withdrawals taken after the date the first T-PRO Death Benefit was paid. All purchase payments made and all amounts deducted in connection with partial withdrawals prior to the date the first T-PRO Death Benefit was paid will not be considered in the determination of the Enhanced Earnings Death Benefit Factor.

- In determining other elements of the death benefit calculation (described above as (b) the Return of Purchase Payments Death Benefit Factor; (c) the Annual Step Death Benefit Factor; and (d) the Graded Death Benefit Factor), all purchase payments and all withdrawals before and after the date the first T-PRO Death Benefit was paid will be considered.

Investment Options

At the current time, there are no additional investment option restrictions imposed when the T-PRO rider is chosen.


WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. WE WILL NOTIFY YOU IN WRITING AT LEAST 30 DAYS PRIOR TO RESTRICTING AN INVESTMENT OPTION. If an investment option is restricted, no transfers into the restricted investment options will be allowed and no new purchase payments may be allocated to the restricted investment options after the date of the restriction. Any amounts previously allocated to an investment option that is subsequently restricted will be unaffected by such restriction. Any amount previously allocated to Fixed investment options may be renewed subject to terms of the contract.


Termination of T-PRO Rider


The owner may not terminate the T-PRO rider. However, T-PRO will terminate automatically upon the earliest of:


-    the date the contract terminates;

-    the Maturity Date; or

- the later of the date on which the T-PRO Death Benefit is paid, or the date on which the second T-PRO Death Benefit is paid, if the contract and T-PRO rider are continued by the surviving spouse after the death of the original owner.

Determination of T-PRO Fee


Prior to termination of the T-PRO rider, on each Contract Anniversary, the T-PRO fee is calculated by multiplying 0.50% by the T-PRO Death Benefit payable had death occurred on that Contract Anniversary. On each Contract Anniversary, the T-PRO fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.


If there is a full withdrawal on any date other than a Contract Anniversary, we will deduct a pro rata portion of the T-PRO fee from the amount paid upon withdrawal. The T-PRO fee will be determined based on the T-PRO Death Benefit that would have been payable had death occurred immediately prior to the full withdrawal. For purposes of determining the T-PRO fee, the commencement of annuity benefit payments shall be treated as a total withdrawal.


Qualified Retirement Plans



If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the contract (with or without T-PRO) may have on your plan (see APPENDIX B to the Prospectus). Please consult your tax advisor.



PRINCIPAL PLUS


Definitions

We use the following definitions to describe how the Principal Plus and Principal Plus for Life optional benefits work: Guaranteed Withdrawal Balance or GWB means:

- The total amount we guarantee to be available for future periodic withdrawals during the accumulation period.

- The initial GWB is equal to your initial purchase payment, up to the maximum GWB.

-    The maximum GWB at any time is $5,000,000.

Guaranteed Withdrawal Amount or GWA means:

- The amount we guarantee to be available each Contract year for withdrawal during the accumulation period until the GWB is depleted.

-    The initial GWA is equal to 5% of the initial GWB.

-    The maximum GWA at any time is $250,000.

Reset means a reduction of guaranteed amounts resulting from our recalculation of the GWB or GWA. We may Reset guaranteed amounts if your annual withdrawals of Contract value exceed the GWA.

Step-Up means an increase of guaranteed amounts resulting from our recalculation of the GWB or GWA on certain anniversary dates to reflect market performance that exceeds previously calculated benefits.

For purposes of the following description of Principal Plus, "withdrawal" refers to the amount withdrawn, including any applicable withdrawal charges.

Overview

The Principal Plus optional benefit rider provides a guaranteed minimum withdrawal benefit during the accumulation period. John Hancock USA designed the rider to guarantee the return of your investments in the Contract, as long as you limit your withdrawals each Contract Year during the accumulation period to a "Guaranteed Withdrawal Amount" or "GWA."

We provide additional information about Principal Plus in the following sections:

- Effect of Withdrawals - describes how the actual amount you choose to withdraw in any Contract Year affects certain features of the riders. SINCE THE BENEFITS OF PRINCIPAL PLUS ARE ACCESSED THROUGH WITHDRAWALS, ADDITIONAL PURCHASE PAYMENTS MAY NOT BE APPROPRIATE FOR OWNERS WHO DO NOT FORESEE A NEED FOR LIQUIDITY AND WHOSE PRIMARY OBJECTIVE IS TO TAKE MAXIMUM ADVANTAGE OF THE TAX DEFERRAL ASPECT OF THE CONTRACT. You should consult with your tax and financial advisors on this matter, as well as other tax matters associated with this rider.

- Bonus Qualification and Effect - describes how the amounts we guarantee may increase by a bonus in certain years if you make no withdrawals during those Contract Years.

- Step-Up of GWB and GWA - describes how the GWB and/or GWA may increase on certain dates to reflect favorable market performance.

- Additional Purchase Payments - describes how you may increase the GWB and/or GWA by making additional purchase payments, and the special limitations we impose on the payments that we will accept.

- Investment Options - describes the special limitations we impose in the investment options we make available.

- Life Expectancy Distributions - describes our special programs to provide minimum distribution amounts required under certain sections of the Code.

- Settlement Phase - describes the special circumstances that will apply if a withdrawal reduces the Contract value to zero.

- Death Benefits - describes how these riders affect the death benefits provided under your Contract.

-    Termination - describes when Principal Plus benefits end.

- Fees for Principal Plus - provides further information on the fees we charge for these benefit.

You could elect Principal Plus only at the time you purchased a Contract, provided:

-    the rider was available for sale in the state where the Contract was sold;

- you limit your investment of purchase payments and Contract value to the investment options we make available with the respective rider; and

-    you had not yet attained age 81 (for Qualified Contracts only).

Once you elected Principal Plus, its effective date is the Contract Date and it is irrevocable. We charge an additional fee for these riders and reserve the right to increase the charge to a maximum charge of 0.75% if the GWB is "Stepped-Up" to equal the Contract value. (See "Fees for Principal Plus".)

Effect of Withdrawals

We decrease the GWB each time you make a withdrawal. If your total withdrawals during a Contract Year are less than or equal to the GWA, we will decrease the GWB by the amount of the withdrawals. If a withdrawal causes total withdrawals during a Contract Year to exceed the GWA (or if total withdrawals during a Contract Year have already exceeded the GWA), we will automatically Reset the GWB to equal the lesser of:

the Contract value immediately after the withdrawal; or the GWB immediately prior to the withdrawal minus the amount of the withdrawal.

Each time we Reset the GWB, we also recalculate the GWA. The GWA will equal the lesser of (a) the GWA prior to the withdrawal or (b) 5% of the greater of the Contract value after the withdrawal or the new GWB value.

In certain circumstances, however, we will not Reset the GWB and/or GWA, even where a withdrawal would exceed the GWA for a Contract Year. These involve withdrawals taken as "Life Expectancy Distributions" under an automatic distribution program provided by us. (See "Life Expectancy Distributions".)

We do not change your GWA when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the GWA. If your withdrawals (including any applicable withdrawal charges) are less than the full GWA available in any Contract Year, the remaining GWA cannot be carried forward to the next Contract Year.

Principal Plus enters a "Settlement Phase" if a withdrawal less than or equal to the GWA reduces the Contract value to zero but the GWB immediately after the withdrawal is greater than zero (See "Settlement Phase"). The Principal Plus benefit terminates if the Contract value and GWB immediately after a withdrawal are both equal to zero (See "Rider Fee" and "Termination".)

If your annual withdrawals exceed the GWA, we will recalculate amounts we guarantee for future withdrawals. We may Reset GWB and GWA values to reflect reductions that exceed the amount of your withdrawals. A Reset also may reduce the total amount guaranteed below the total of your purchase payments and may reduce or eliminate future GWA values.

Bonus Qualification and Effect

We will increase the GWB at the end of each Contract Year during a Bonus Period if you take no withdrawals during that Contract Year. For these purposes, the Bonus Period under Principal Plus is the first 5 Contract Years. Each time you qualify for a Bonus, we will increase the GWB:

- by an amount equal to 5% of total purchase payments to the Contract if you did not previously Step-Up the GWB and/or we did not previously Reset the GWB (see "Effects of Withdrawals" below), otherwise

- by an amount equal to 5% of the GWB immediately after the latest Step-Up or Reset, increased by any purchase payments received since such latest Step-Up or Reset.

Each time we apply a bonus to the GWB, we will also recalculate the GWA to equal the greater of GWA prior to the bonus or 5% of the GWB after the bonus

Bonuses, when applied, will increase the GWB and may increase the GWA.

Step-Up of GWB and GWA

RECALCULATION OF VALUES. If the Contract value on any Step-Up Date is greater than the GWB on that date, we will recalculate the GWB and the GWA. The recalculated GWB will equal the Contract value (subject to the maximum GWB limit of $5 million). The recalculated GWA will equal the greater of the current GWA or 5% of the new GWB value.

STEP-UP DATES. Step-Up Dates occur only while a Principal Plus rider is in effect. Under Principal Plus, we schedule the Step-Up Dates for every 3rd Contract Anniversary after the Contract Date (e.g. 3rd, 6th, 9th etc.), up to and including the 30th Contract Anniversary.

STEP-UPS UNDER PRINCIPAL PLUS. Under Principal Plus, you may elect to increase ("Step-Up") the GWB (and GWA, if applicable) to the recalculated value within 30 days following each Step-Up Date. Subject to state approval, however, we may issue a special endorsement to the PP rider after we have issued the Contract. Under this special endorsement to the PP rider, we will automatically increase the GWB (and GWA, if applicable) to equal a higher recalculated value. In such cases, an affected owner may decline the endorsement within 30 days of its issuance. If so, we will continue to require an owner to elect a Step-Up within 30 days of the respective Step-Up Date.

Each time a Step-Up goes into effect, the Principal Plus fee will change to reflect the stepped-up GWB value. We also reserve the right to increase the rate of the Principal Plus fee, up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the Step-Up. (See "Fees for Principal Plus.")

If you decline a scheduled Step-Up, you will have the option to elect to Step-Up the GWB (as well as the GWA) within 30 days of subsequent Step-Up Dates. If you decide to Step-Up the GWB and the special endorsement to your Principal Plus rider is in effect, we will thereafter resume automatic Step-Ups on each succeeding Step-Up Date.

Step-ups will increase the GWB and may increase the GWA.

Additional Purchase Payments

EFFECT OF ADDITIONAL PURCHASE PAYMENTS. We will increase the total GWB by the amount of each additional purchase payment we accept (subject to the maximum GWB limit of $5 million). In addition, we will recalculate the GWA and usually increase it to equal the lesser of: (a) 5% of the GWB immediately after the purchase payment; or (b) the GWA immediately prior to the purchase payment plus an amount equal to 5% of the purchase payment. We will not change the GWA if the recalculated amount is less than the GWA before the additional purchase payment.

Additional purchase payments, if accepted, will increase the GWB and may increase the GWA.

PURCHASE PAYMENT LIMITS, IN GENERAL. You must obtain our prior approval if the Contract value immediately following an additional purchase payment would exceed $1,000,000. We do not permit additional purchase payments during a Contract's "settlement phase," as described below. Other limitations on additional payments may vary by state.

If we issue your Contract not in connection with an IRA or other tax-qualified retirement plan, we also impose the following limit on your ability to make purchase payments:

- on or after the first Contract Anniversary, without our prior approval, we will not accept an additional purchase payment if your total payments after the first Contract Anniversary exceed $100,000.

SPECIAL PURCHASE PAYMENT LIMITS ON "QUALIFIED" CONTRACTS. If we issue your Contract in connection with a tax qualified retirement plan, including an IRA, we impose additional limits on your ability to make purchase payments:

- we will only accept a purchase payment that qualifies as a "rollover contribution, for the year that you become age 70 1/2 and for any subsequent years, if your Contract is issued in connection with an IRA", but

- under either rider, we will not accept any purchase payment after the oldest owner becomes age 81.

We do not require you to obtain our prior approval for other purchase payments under Principal Plus, unless the Contract value would exceed $1,000,000 following that purchase payment. You should consult with a qualified tax advisor for further information on tax rules affecting Qualified Contracts, including IRAs.

GENERAL RIGHT OF REFUSAL. WE RESERVE THE RIGHT TO REFUSE TO ACCEPT ADDITIONAL PURCHASE PAYMENTS AT ANY TIME AFTER THE FIRST CONTRACT ANNIVERSARY TO THE EXTENT PERMITTED IN THE STATE WE ISSUE YOUR CONTRACT.

Investment Options

While Principal Plus is in effect under your Contract, under our current rules you must invest 100% of your Contract value at all times either:

a) among the Lifestyle, Index Allocation and Money Market Fund investment options available under your Contract (see "Available Lifestyle, Index Allocation and Money Market Fund Investment Options," below); or

b) in a manner consistent with any one of the Model Allocations available under your Contract (see "Available Model Allocations", below).

You may transfer between (a) and (b), or vice versa, on any date subject to our restrictions on frequent trading, provided 100% of your Contract value is transferred. Withdrawals will be taken in accordance with our default procedures; you may not specify the investment option from which a withdrawal is to be made. (See "ACCUMULATION PERIOD PROVISIONS - Withdrawals".) Subsequent purchase payments will be allocated in accordance with your instructions, subject to the restrictions described herein. All investment options may not be available through all distribution partners.

YOU SHOULD CONSULT WITH YOUR FINANCIAL ADVISOR TO ASSIST YOU IN DETERMINING WHICH MODEL ALLOCATION OR INVESTMENT OPTION AVAILABLE IS BEST SUITED FOR YOUR FINANCIAL NEEDS AND RISK TOLERANCE.

AVAILABLE LIFESTYLE, INDEX ALLOCATION AND MONEY MARKET INVESTMENT OPTIONS. You may allocate your Contract value to any one, or any combination, of the available Lifestyle, Index Allocation or Money Market Fund investment options and you may also use our Dollar Cost Averaging ("DCA") program from the Money Market or the DCA fixed account investment option in connection with your selected investment options.

These investment options invest in the following Funds:

-    Lifestyle Growth

-    Lifestyle Balanced

-    Lifestyle Moderate

-    Lifestyle Conservative

-    Index Allocation

-    Money Market

FOR MORE INFORMATION REGARDING THESE FUNDS, INCLUDING INFORMATION RELATING TO THEIR INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN SUCH FUNDS, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS" SECTION OF THIS PROSPECTUS AS WELL AS THE FUND'S PROSPECTUS. YOU CAN OBTAIN A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH OF THE FUNDS, BY CONTACTING THE RESPECTIVE ANNUITY SERVICE OFFICE SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING INVESTMENT OPTION.

AVAILABLE MODEL ALLOCATIONS. You may allocate your entire Contract value to one of the available Model Allocations, as shown below, and you may also use our Dollar Cost Averaging ("DCA") program from the DCA fixed account investment option in connection with your selected Model Allocation. You must, however, rebalance your entire Contract value to your selected Model Allocation on a quarterly basis. In addition, you may not transfer monies between investment options other than to transfer 100% of your Contract value to another Model Allocation or 100% to any one, or any combination of, the available Lifestyle, Index Allocation and Money Market Investment Options.

The Model Allocations are:

         MODEL ALLOCATION NAME            MODEL ALLOCATION PERCENTAGE                 FUND NAME
---------------------------------------   ---------------------------   ------------------------------------
Fundamental Holdings of America                       25%                      American Growth-Income
                                                      25%                         American Growth
                                                      15%               American International American Bond
                                                      35%

Value Strategy                                        30%                          Equity-Income
(not available after February 10, 2006)               30%                           Core Equity
                                                      20%                           Active Bond
                                                      20%                          Strategic Bond

Growth Blend                                          40%                         Blue Chip Growth
(not available after February 10, 2006)               20%                         Active Bond Fund
                                                      20%                      American Growth-Income
                                                      20%                          Strategic Bond

Global Balanced                                       30%                        Fundamental Value
                                                      20%                           Global Bond
                                                      25%                        Global Allocation
                                                      25%                      American International

Blue Chip Balanced                                    30%                         American Growth
                                                      30%                      American Growth-Income
                                                      40%                     Investment Quality Bond

Core Holdings of America                              25%                      American Growth-Income
(not available after August 1, 2005)(1)               25%                         American Growth
                                                      15%                      American International
                                                      35%                         Active Bond Fund

CoreSolution                                          34%                         Strategic Income
(not available after April 30, 2005)(1)               33%                    U.S.Global Leaders Growth
                                                      33%                          Classic Value

Value Blend                                           40%                          Equity-Income
(not available after April 30, 2005)(1)               20%                         American Growth
                                                      20%                           Active Bond
                                                      20%                          Strategic Bond

Global                                                30%                           Global Bond
(not available after April 30, 2005)(1)               20%                          U.S. Large Cap
                                                      20%                         Blue Chip Growth
                                                      30%                       International Value

(1) If you allocated Contract value to the Model Allocation shown on the last day it was available, you may continue to allocate your Contract value to that Model Allocation if: (a) you continue to allocate your entire Contract value (other than amounts in a Fixed Account under our DCA program), including future purchase payments, to that Model Allocation; and (b) you rebalance your entire Contract value to that Model Allocation on a quarterly basis. You will no longer be able to use that Model Allocation, however, if you transfer your Contract value to any of the Lifestyle Funds, to any other Model Allocation, or to any Variable Investment Option other than as permitted in that Model Allocation.

IF YOU SELECT ONE OF THE MODEL ALLOCATIONS, THERE IS NO ASSURANCE THAT YOUR CONTRACT VALUE WILL NOT LOSE MONEY OR THAT INVESTMENT RESULTS WILL NOT EXPERIENCE VOLATILITY. YOUR INVESTMENT PERFORMANCE WILL DEPEND ON THE PERFORMANCE OF THE COMPONENT FUNDS REFERENCED ABOVE. YOUR INVESTMENT IN THE FUNDS WILL FLUCTUATE AND WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN YOUR ORIGINAL INVESTMENT. EACH MODEL ALLOCATION IS NOT A FUND-OF-FUNDS. FOR MORE INFORMATION REGARDING EACH FUND THAT COMPRISES THE MODEL ALLOCATIONS, INCLUDING INFORMATION RELATING TO EACH FUND'S INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN EACH FUND, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS" SECTION OF THIS PROSPECTUS AS WELL AS THE FUND'S PROSPECTUS. YOU CAN OBTAIN A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH OF THE FUNDS, BY CONTACTING THE RESPECTIVE ANNUITY SERVICE OFFICE SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING INVESTMENT OPTION.

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. If we restrict an investment option, we will not allow transfers into the restricted investment option and you may not allocate purchase payments to the restricted investment option after the date of the restriction. Any amounts you allocated to an investment option before we imposed restrictions will not be affected by such restrictions as long as it remains in that investment option. Any amounts you allocate to Fixed Investment Options may be renewed subject to the terms of the Contract.

We also reserve the right to limit the actual percentages you may allocate to certain investment options, to require that you choose certain investment options in conjunction with other investment options, to limit your ability to transfer between existing investment options and/or to require you to periodically rebalance existing variable investment accounts to the percentages we require.

UNDER PRINCIPAL PLUS, YOU MAY INVEST YOUR CONTRACT VALUE ONLY IN THE INVESTMENT OPTIONS WE MAKE AVAILABLE.

Life Expectancy Distributions - Prindipal Plus

You may request us in writing, in a form acceptable to us, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse). Withdrawals under our Life Expectancy Distribution program are distributions within a calendar year that are intended to be paid to you:

- pursuant to Internal Revenue Code ("Code") Section 72(q)(2)(D) or Section 72(t)(2)(A)(iv) upon the request of the owner (we sometimes refer to these as "Pre-59 1/2 Distributions"); or

- pursuant to Code Section 72(s)(2) upon the request of the owner (we sometimes refer to these as "Non-Qualified Death Benefit Stretch Distributions"); or

-    as required or contemplated by Code Section 401(a)(9), Section 403(b)(10),
     Section 408(b)(3), or Section 408A(c), as the case may be (we sometimes refer to these as "Qualified Death Benefit Stretch Distributions" or "Required Minimum Distributions").

Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your Contract's proportional share of all "life expectancy" distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.

WE BASE OUR "LIFE EXPECTANCY" CALCULATIONS ON OUR UNDERSTANDING AND INTERPRETATION OF THE REQUIREMENTS UNDER TAX LAW APPLICABLE TO PRE-59 1/2 DISTRIBUTIONS, REQUIRED MINIMUM DISTRIBUTIONS, NON-QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS AND QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS. YOU SHOULD DISCUSS THESE MATTERS WITH YOUR TAX ADVISOR FOR FURTHER INFORMATION.

The company's Life Expectancy Amount for each year is equal to the greater of:

- the contract value as of the applicable date divided by the owner's Life Expectancy; or

-    the GWB as of applicable date divided by the owner's Life Expectancy.

The Life Expectancy Amount calculation provided under Principal Plus is based on the Company's understanding and interpretation of the requirements under tax law as of the date of this prospectus applicable to Pre-59 1/2 Distributions, Required Minimum Distributions, Non-Qualified Death Benefit Stretch Distributions and Qualified Death Benefit Stretch Distributions. In the future, the requirements under tax law for such distributions may change and the Life Expectancy Amount calculation provided under Principal Plus may not be sufficient to satisfy the requirements under tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed the Life Expectancy Amount and may result in a reset of the GWB and the GWA. Please discuss these matters with your tax advisor prior to electing Principal Plus.

Each withdrawal under our Life Expectancy Distribution program will reduce your Contract value and your GWB. We will not, however, Reset your GWB or GWA if a withdrawal under our Life Expectancy Distribution program (based on our current understanding and interpretation of the tax law) causes total withdrawals during a Contract Year to exceed the GWA.

WE WILL NOT MAKE ANY FURTHER WITHDRAWALS UNDER OUR LIFE EXPECTANCY DISTRIBUTION PROGRAM IF BOTH THE CONTRACT VALUE AND THE GWB ARE DEPLETED TO ZERO.

We designed our Life Expectancy Distribution Program to provide minimum lifetime distributions as described or as required under certain sections of the Code. Withdrawals under our automatic Life Expectancy Distribution program will not be treated as excess withdrawals and will not Reset the GWB or GWA.

Settlement Phase

IN GENERAL. We automatically make settlement payments during the "settlement phase" under Principal Plus. Under Principal Plus, the "settlement phase" begins if you make a withdrawal that, together with all other withdrawals during the Contract Year, is equal to or less than the GWA, but the withdrawal reduces the Contract value to zero and the GWB immediately after the withdrawal is still greater than zero. During the settlement phase, your Contract will continue but all other rights and benefits under the Contract terminate, including death benefits and any additional riders. We will not accept additional purchase payments and we will not deduct any charge for either benefit during the settlement phase. At the beginning of the settlement phase, you generally may choose an annual settlement payment amount that we will automatically pay to you. The settlement payment amount we permit you to choose varies, as described in the following sections.

PRINCIPAL PLUS SETTLEMENT PHASE. At the beginning of Principal Plus's settlement phase, you may choose settlement payments that total an amount no greater than the GWA, or Life Expectancy Distributions if applicable, to be paid to you automatically each Contract Year until the GWB depletes to zero. (See "Life Expectancy Distributions.") If the GWA or the Life Expectancy Distribution, if applicable, for a Contract Year exceeds the GWB, however, then the settlement payment for that Contract Year will be limited to the GWB. The settlement payments will be paid no less frequently than annually. If any owner dies during Principal Plus's settlement phase, remaining settlement payments will be paid to the Beneficiary and are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the Contract described in the "ACCUMULATION PERIOD PROVISIONS - Payment of Death Benefit" provision of this Prospectus.

This provision is also applicable if the Beneficiary does not take the death benefit as a lump sum our current administrative procedures and Principal Plus continues (as described in "Effect of Payment of Death Benefit") and death benefit distributions deplete the death benefit to zero. When this occurs, settlement payments made in Principal Plus's settlement phase are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the Contract described in the "ACCUMULATION PERIOD PROVISIONS - Payment of Death Benefit" provision of this Prospectus.

Death Benefits

DEATH BENEFITS BEFORE THE SETTLEMENT PHASE. If any owner dies during the Accumulation Period but before the settlement phase, Principal Plus will end if the Beneficiary takes the death benefit as a lump sum under our current administrative procedures.

If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply:

IF THE BENEFICIARY  IS THE DECEASED OWNER'S SPOUSE,  PRINCIPAL PLUS:

-    Continues if the GWB is greater than zero.

- Within 30 days following the date we determine the death benefit under the Contract, provides the Beneficiary with an option to elect to Step-Up the GWB if the death benefit on the date of determination is greater than the GWB.

- Enters the settlement phase if a withdrawal would deplete the Contract value to zero, and the GWB is still greater than zero. (Death Benefit distributions will be treated as withdrawals. Some methods of Death Benefit distribution may result in distribution amounts in excess of both the GWA and the Life Expectancy Distributions. In such cases, the GWB may be automatically reset, thereby possibly reducing the Guaranteed Minimum Withdrawal Benefit provided under this rider.)

-    Continues to impose the Principal Plus fee.

- Continues to be eligible for any remaining Bonuses and Step-Ups, but we will change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. Remaining eligible Step-Up Dates will also be measured beginning from the death benefit determination date but the latest Step-Up date will be no later than the 30th Contract Anniversary after the Contract Date.

IF THE BENEFICIARY IS NOT THE DECEASED OWNER'S SPOUSE, PRINCIPAL PLUS:

Continues in the same manner as above, except that Principal Plus does not continue to be eligible for any remaining Bonuses and Step-Ups, other than the initial Step-Up of the GWB to equal the death benefit, if greater than the GWB prior to the death benefit.

DEATH BENEFITS DURING THE SETTLEMENT PHASE. If you die during the settlement phase, the only death benefits we provide are the remaining settlement payments that may become due under the Principal Plus. If the Beneficiary is the deceased owner's spouse, the surviving spouse may choose the amount of the settlement payments up to the GWA. If the Beneficiary is not the deceased Owner's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner's death. Otherwise, the entire interest must be distributed within five years of the Owner's death.

Termination

You may not terminate either the Principal Plus rider once it is in effect. The rider terminates, automatically, however, upon the earliest of:

- the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract; or

- the date the GWB depletes to zero the date an Annuity Option under the Contract begins; or

-    the Maturity Date; or

-    termination of the Contract.

Fees for Principal Plus

We charge an additional annual fee on each Contract Anniversary for Principal Plus. The Principal Plus fee is equal to 0.30% of the "Adjusted GWB." The Adjusted GWB is the GWB that was available on the prior Contract Anniversary adjusted for any Step-up or subsequent purchase payments made during the Contract Year prior to the current Contract Anniversary. We withdraw the respective fee from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the Contract value. We do not deduct the fees during the settlement phase or after the Maturity Date once an Annuity Option under the Contract begins.

WE RESERVE THE RIGHT TO INCREASE THE FEES FOR PRINCIPAL PLUS ON THE EFFECTIVE DATE OF EACH STEP-UP. IN ANY SUCH SITUATION, THE FEE WILL NEVER EXCEED 0.75%.

If a withdrawal is taken on any date other than the Contract Anniversary and such withdrawal (a) causes total withdrawals during that Contract Year to exceed the GWA and (b) reduces the Contract value to zero, we will deduct a pro rata share of the respective fee from the amount otherwise payable. We will determine the fee based on the Adjusted GWB. For purposes of determining the fee, we will deduct a pro rata share of the fee from the Contract Value on the date we determine the death benefit or after the Maturity Date once an Annuity Option under the Contract begins.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Principal Plus or Principal Plus for Life continues, we will determine the Adjusted GWB and the respective fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

THE ADDITION OF A PRINCIPAL PLUS OR PRINCIPAL PLUS FOR LIFE RIDER TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED ANNUALLY FOR THIS BENEFIT AND, FOR PRINCIPAL PLUS FOR LIFE, THE COVERED PERSON MUST ATTAIN AGE 65 AND REMAIN LIVING FOR YOU TO RECEIVE CERTAIN BENEFITS. FURTHERMORE, THESE RIDERS LIMIT THE INVESTMENT OPTIONS OTHERWISE AVAILABLE UNDER THE CONTRACT, CONTAIN AGE CAPS AND LIMITATIONS ON A CONTRACT OWNER'S RIGHTS AND BENEFITS AT CERTAIN AGES AND VALUES, AND PROVIDE NO GUARANTEED WITHDRAWAL BENEFITS ONCE PAYMENTS BEGIN UNDER ANY OF THE ANNUITY OPTIONS DESCRIBED ELSEWHERE IN THE PROSPECTUS.

Principal Plus - Examples

The following examples provide hypothetical illustrations of the benefits provided under the Principal Plus optional benefit rider. These illustrations are not representative of future performance under your Contract, which may be higher or lower than the amounts shown.

EXAMPLE PP-1. Assume a single purchase payment of $100,000, no additional purchase payments are made, withdrawals equal to the GWA are taken in each of the first 20 Contract Years and the owner does not elect to Step-Up the GWB.

                                                           GWB ON
                PURCHASE           WITHDRAWAL             CONTRACT
CONTRACT YEAR   PAYMENTS    GWA       TAKEN     BONUS   ANNIVERSARY
-------------   --------   -----   ----------   -----   -----------
   At issue      100,000                                  100,000
      1                0   5,000      5,000       0        95,000
      2                0   5,000      5,000       0        90,000
      3                0   5,000      5,000       0        85,000
      4                0   5,000      5,000       0        80,000
      5                0   5,000      5,000       0        75,000
      10               0   5,000      5,000       0        50,000
      20               0   5,000      5,000       0             0

EXAMPLE PP-2. Assume an initial purchase payment of $100,000, an additional purchase payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the GWA is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years) and the owner does not elect to Step-Up the GWB.

                           GWA AFTER                           GWB ON
                PURCHASE    PURCHASE   WITHDRAWAL             CONTRACT
CONTRACT YEAR   PAYMENTS    PAYMENT       TAKEN     BONUS   ANNIVERSARY
-------------   --------   ---------   ----------   -----   -----------
   At issue      100,000                                      100,000
      1                0     5,000            0     5,000     105,000
      2           10,000     5,750            0     5,500     120,500
      3                0     6,025        6,025         0     114,475
      4                0     6,025            0     5,500     119,975
      5                0     6,025            0     5,500     125,475

EXAMPLE PP-3. Assume a single purchase payment of $100,000, no additional purchase payments are made, the owner elects to Step-Up the GWB at the end of Contract Year 3, withdrawals equal to the GWA are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the GWA is taken at the end of Contract Year 5 (resulting in a reset).

                                                     HYPOTHETICAL
                                                    CONTRACT VALUE
                           GWA AFTER                  ON CONTRACT               GWB ON
                PURCHASE    PURCHASE   WITHDRAWAL     ANNIVERSARY              CONTRACT
CONTRACT YEAR   PAYMENTS    PAYMENT       TAKEN      PRIOR TO FEE    BONUS   ANNIVERSARY
-------------   --------   ---------   ----------   --------------   -----   -----------
   At issue      100,000                                                       100,000
      1                0     5,000        5,000         102,000        0        95,000
      2                0     5,000        5,000         103,828        0        90,000
      3                0     5,000        5,000         105,781        0       105,781
      4                0     5,289        5,289          94,946        0       100,492
      5                0     5,289       10,000          79,898        0        79,898


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

                        APPENDIX __: Qualified Plan Types

TRADITIONAL IRAS

Individual Retirement Annuities


Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or IRA (sometimes referred to as a traditional IRA to distinguish it from the Roth IRA discussed below). IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be rolled over on a tax-deferred basis into an IRA. The contract may not, however, be used in connection with an Education IRA under Section 530 of the Code.



The Contract may be issued with a death benefit or an optional benefit rider such as Principal Plus. The presence of these benefits may increase the amount of any required minimum distributions for IRAs and other contracts subject to the required minimum distribution rules.


Distributions


In general, all amounts paid out from a traditional IRA contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a contract not purchased under a Qualified Plan, you may incur additional adverse tax consequences if you make a surrender or withdrawal before you reach age 59 1/2 (unless certain exceptions apply as specified in Code section 72(t)). If you have made any non- deductible contributions to an IRA contract, all or part of any withdrawal or surrender proceeds, single sum death benefit or annuity payment, may be excluded from your taxable income when you receive the proceeds.



The tax law requires that annuity payments under a traditional IRA contract begin no later than April 1 of the year following the year in which the owner attains age 70 1/2. The amount that must be distributed each year is computed on the basis of the owner's age and the value of the contract, taking into account both the account balance and, in 2006 and subsequent years, the actuarial present value of other benefits provided under the contract.



ROTH IRAS



Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a Roth IRA. Roth IRAs are generally subject to the same rules as non-Roth IRAs, but they differ in certain respects.



Among the differences are that contributions to a Roth IRA are not deductible and qualified distributions from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made. Second, the distribution must be:


-    made after the owner attains age 59 1/2;

-    made after the owner's death;

-    attributable to the owner being disabled; or

- a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code.


In addition, distributions from Roth IRAs need not commence when the owner attains age 70 1/2. A Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other Qualified Plans.



If the Contract is issued with certain death benefits or an optional benefit such as Principal Plus, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth IRAs) and other contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. If you intend to use the contract in connection with a Roth IRA, you should seek independent tax advice.



Conversion to a Roth IRA


You can convert a traditional IRA to a Roth IRA, unless:

-    you have adjusted gross income over $100,000, or

-    you are a married taxpayer filing a separate return.

The Roth IRA annual contribution limit does not apply to converted amounts.

You must, however, pay tax on any portion of the converted amount that would have been taxed if you had not converted to a Roth IRA. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA.

SIMPLE IRA PLANS


In general, under Section 408(p) of the Code a small business employer may establish a SIMPLE IRA retirement plan if the employer employed 100 or fewer employees earning at least $5,000 during the preceding year. Under a SIMPLE IRA plan both employees and the employer make deductible contributions. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. If the contract is issued with a death benefit or an optional benefit such as a GRIP benefit, Principal Plus or Principal Plus for Life, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SIMPLE IRA retirement plan, and rules on taxation of distributions from a SIMPLE retirement plan, are generally the same as those discussed above for distributions from a traditional IRA. Employers intending to use the contract in connection with such plans should seek independent tax advice.


SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAS)

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. If the contract is issued with a death benefit or an optional benefit such as Principal Plus, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SEP-IRAs) and other contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SEP-IRA, and rules on taxation of distributions from a SEP-IRA, are generally the same as those discussed above for distributions from a traditional IRA.


TAX-SHELTERED ANNUITIES



Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the purchase payments from gross income for tax purposes. These contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on purchase payments, and other tax consequences. In particular, purchasers should note that the contract provides death benefit options that may exceed both aggregate purchase payments and contract value. It is possible that the IRS could characterize the death benefit as an incidental death benefit, resulting in currently taxable income to the owner. There also are limits on the amount of incidental benefits that may be provided under a tax-sheltered annuity. If a Contract is issued with a death benefit or an optional benefit rider such as Principal Plus, the presence of these benefits may increase the amount of any required minimum distributions that must be made.


Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

- contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

-    earnings on those contributions, and


- earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of 1988.


These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

PENSION AND PROFIT SHARING PLANS QUALIFIED UNDER SECTION 401(A)

In general, an employer may deduct from its taxable income premium payments it makes under a qualified pension or profit-sharing plan described in Section 401(a) of the Code. Employees participating in the plan generally do not have to pay tax on such contributions when made. Special requirements apply if a 401(a) plan covers an employee classified under the Code as a "self-employed individual" or as an "owner-employee."

Annuity payments (or other payments, such as upon withdrawal, death or surrender) generally constitute taxable income to the payee; and the payee must pay income tax on the amount by which a payment exceeds its allocable share of the employee's "investment in the contract" (as defined in the Code), if any. In general, an employee's "investment in the contract" equals the aggregate amount of premium payments made by the employee.

Minimum distributions to the employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires. (In the case of an employee who is a 5-percent owner as defined in Code section 416, the required beginning date is April 1 of the year following the year in which the employee reaches age 70 1/2.)

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS

The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals to establish tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans. The contract provides death benefit options that in certain circumstances may exceed both aggregate purchase payments and contract value. It is possible that the IRS could characterize the death benefit as an incidental death benefit, resulting in currently taxable income to the participant. There also are limits on the amount of incidental benefits that may be provided under pension and profit sharing plans. If the contract is issued with certain death benefits or an optional benefit such as Principal Plus, the presence of these benefits may increase the amount of any required minimum distributions that must be made. Employers intending to use the contract in connection with such plans should seek independent advice.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS


Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes.


A Section 457 plan must satisfy several conditions, including the following:

- it must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency), and

- all compensation deferred under the plan must remain solely the employer's property, subject to the claims of the employer's creditors.

When we make payments under your contract, the payment is taxed as ordinary income. Minimum distributions under a Section 457 plan must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

APPENDIX F: Product Features Available on Older Contracts




Optional Benefits.

Principal Plus and T-PRO. Principal Plus and T-PRO are not available for contracts issued prior to December 8, 2003.

Withdrawal Charges.  For contracts issued prior to November 1, 1996 -

                               DEFERRED SALES LOAD
             (WITHDRAWAL CHARGE AS PERCENTAGE OF PURCHASE PAYMENTS)

Number of Complete    For Contracts Issued Prior to
Years Purchase               November 1, 1996
Payment in Contract    Withdrawal Charge Percentage
-------------------   -----------------------------
0                                   3%
1                                   3%
2                                   3%
3+                                  0%




Amount of Death Benefit. For contracts issued in Hawaii, Massachusetts, Minnesota, New Jersey, Vermont, and Washington; for contracts issued prior to July 25, 2003 in Illinois; and for contracts issued prior to June 2, 2003 in all other states, the following death benefit applies:

If any contract owner dies on or prior to his 85th birthday and the oldest owner had an attained age of less than 81 years on the date as of which the contract was issued, the death benefit will be the greater of:

-    the contract value; or

-    the excess of (i) over (ii) where:

     (i) equals the sum of purchase payments made, accumulated daily at the equivalent of 5% per year starting on the date each purchase payment is allocated to the contract; provided, however, that the accumulated value of each purchase payment will not exceed two times such payment, and

     (ii) equals the sum of any amounts deducted in connection with partial withdrawals, accumulated daily at the equivalent of 5% per year starting on the date each such deduction occurs; provided, however, that the accumulated value of each amount so deducted will not exceed two times such deducted amount.

If any contract owner dies after his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the date as of which the contract was issued, the death benefit will be the greater of:

-    The contract value; or

-    The excess of (i) over (ii) where:

     (i)  equals the sum of all purchase payments, and

     (ii) equals the sum of any amounts deducted in connection with partial withdrawals.


If the contract owner dies and the oldest owner had an attained age greater than 80 on the date as of which the contract was issued, the death benefit will be the contract value less any applicable withdrawal charges a the time of payment of benefits.


The amount deducted in connection with partial withdrawals will be calculated on a pro-rata basis and will be equal to (i) times (ii) where:

     (i)  is equal to the Death Benefit prior to the withdrawal; and

     (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

For contracts issued prior to January 1, 2003, the amount deducted in connection with partial withdrawals will be the dollar amount of the partial withdrawal.

                  APPENDIX U: Tables of Accumulation Unit Value

                                     PART B

                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION

                                             Statement of Additional Information
                                                               dated May 1, 2006


                             (JOHN HANCOCK (R) LOGO)
                             JOHN HANCOCK ANNUITIES

                       Statement of Additional Information
         John Hancock Life Insurance Company (U.S.A.) Separate Account H


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. This Statement of Additional Information should be read in conjunction with the Prospectuses dated the same date as this Statement of Additional Information. This Statement of Additional Information describes additional information regarding the variable portion of the flexible purchase payment deferred combination fixed and variable annuity contracts (singly, a "CONTRACT and collectively, the "CONTRACTS" issued by JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) ("JOHN HANCOCK USA") in all jurisdictions except New York as follows:



                     PROSPECTUSES ISSUED BY JOHN HANCOCK USA
            (to be read with this Statement of Additional Information)



                            Venture Variable Annuity
                           Wealthmark Variable Annuity
                          Venture III Variable Annuity
                         Wealthmark ML3 Variable Annuity
                            Vantage Variable Annuity
                             Vision Variable Annuity
                            Strategy Variable Annuity



Unless otherwise specified, "WE," "US," "OUR," or a "COMPANY" refers to the applicable issuing company of a Contract. You, the contract owner, should refer to the first page of your variable annuity contract for the name of your issuing company.



You may obtain a copy of the Prospectuses listed above by contacting us at the following addresses:



                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)



     Annuity Service Office                                Mailing Address
       601 Congress Street                              Post Office Box 55230
Boston, Massachusetts 02210-2805                        Boston, Massachusetts
(617) 663-3000 or (800) 344-1029                             02205-5230
                                                    www.johnhancockannuities.com

                                TABLE OF CONTENTS



GENERAL INFORMATION AND HISTORY....................   3
ACCUMULATION UNIT VALUE TABLES.....................   3
SERVICES...........................................   3
   Independent Registered Public Accounting Firm...   3
   Servicing Agent.................................   3
   Principal Underwriter...........................   3
APPENDIX A: AUDITED FINANCIAL STATEMENTS...........   1

                         General Information and History


John Hancock Life Insurance Company (U.S.A.) Separate Account H, (the "VARIABLE ACCOUNT") (formerly, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H) is a separate investment account of John Hancock Life Insurance Company (U.S.A.), ("WE," "US," "THE COMPANY," or "JOHN HANCOCK USA") (formerly, The Manufacturers Life Insurance Company (U.S.A.)). We are a stock life insurance company organized under the laws of Delaware in 1979. Our principal office is located at 38500 Woodward Avenue Bloomfield Hills, Michigan 48304. Our ultimate parent is Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

The Variable Account was established on August 24, 1984 as a separate account of The Manufacturers Life Insurance Company of North America ("MANULIFE NORTH AMERICA"), another wholly-owned subsidiary of MFC which on January 1, 2002 merged into the Company. As a result of this merger, the Company became the owner of all of Manulife North America's assets, including the assets of the Variable Account and assumed all of Manulife North America's obligations including those under the contracts. The merger had no other effect on the terms and conditions of the contracts or on your allocations among investment options.

Our financial statements which are included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.


                         Accumulation Unit Value Tables


The Accumulation Unit Value Tables are located in Appendix U of the product prospectus.


                                    Services


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Ernst & Young LLP, Independent Registered Public Accounting Firm has audited the consolidated financial statements of John Hancock Life Insurance Company (U.S.A.) at December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005, and the financial statements of John Hancock Life Insurance Company (U.S.A.) Separate Account H at December 31, 2005, and for each of the periods indicated therein, as set forth in their reports. We've included these financial statements in the Statement of Additional Information, which also is part of the registration statement that contains this prospectus. These financial statements are included in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.


SERVICING AGENT

Computer Sciences Corporation Financial Services Group ("CSC FSG") provides to us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:

- daily updates on accumulation unit values, variable annuity participants and transactions, and agent production and commissions;

-    semimonthly commission statements;

-    monthly summaries of agent production and daily transaction reports;

-    semiannual statements for contract owners; and

-    annual contract owner tax reports.

We pay CSC FSG approximately $7.80 per policy per year, plus certain other fees for the services provided.


Principal Underwriter



John Hancock Distributors, LLC, ("JH DISTRIBUTORS") (formerly, Manulife Financial Securities LLC), an indirect wholly owned subsidiary of MFC, serves as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amount of underwriting commissions paid to JH Distributors in 2005, 2004, 2003 were $____________ $403,619,081, and $293,120,491, respectively. JH Distributors did not retain any of these amounts during such periods.



Special Compensation and Reimbursement Arrangements



JH Distributors pays compensation to broker-dealers for the promotion and sale of the policies. The compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation (inclusive of wholesaler overrides and expense allowances) paid to broker-dealers for sale of the contracts (not including riders) is not expected to exceed the standard compensation amounts referenced in the product prospectuses. The amount and timing of this compensation may differ among broker-dealers, but would not be expected to materially exceed the foregoing schedules on a present value basis.



The registered representative through whom your contract is sold will be compensated pursuant to the registered representative's own arrangement with his or her broker-dealer. Compensation to broker-dealers for the promotion and sale of the contracts is not paid directly by contract owner but will be recouped through the fees and charges imposed under the contract.



Additional compensation and revenue sharing arrangements may be offered to certain broker-dealer firms. The terms of such arrangements may differ among broker-dealer firms we select based on various factors. In general, the arrangements involve three types of payments or any combination thereof:



- Fixed dollar payments: The amount of these payments varies widely. JH Distributors may, for example, make one or more payments in connection with a firm's conferences, seminars or training programs, seminars for the public, advertising and sales campaigns regarding the contracts, to assist a firm in connection with its systems, operations and marketing expenses, or for other activities of a selling firm or wholesaler. JH Distributors may make these payments upon the initiation of a relationship with a firm, and at any time thereafter.



- Payments based upon sales: These payments are based upon a percentage of the total amount of money received, or anticipated to be received, for sales through a firm of some or all of the insurance products that we and/or our affiliates offer. JH Distributors makes these payments on a periodic basis.



- Payments based upon "assets under management." These payments are based upon a percentage of the policy value of some or all of our (and/or our affiliates') insurance products that were sold through the firm. JH Distributors makes these payments on a periodic basis.



Signator Investors, Inc. and Essex National Securities, Inc. may pay their respective registered representatives additional cash incentives in the form of bonus payments, expense payments, employment benefits or the waiver of overhead costs or expenses in connection with the sale of the contracts that they would not receive in connection with the sale of contracts issued by unaffiliated companies. Certain unaffiliated financial institutions such as banks may also receive compensation in connection with the sale of our contracts sold by registered representatives of Essex National Securities, Inc. on bank premises.

                    APPENDIX A: Audited Financial Statements



                          [TO BE UPDATED BY AMENDMENT]

                                     PART C

                                OTHER INFORMATION

Guide to Name Changes and Successions:

                                  NAME CHANGES

DATE OF CHANGE       OLD NAME                                   NEW NAME
--------------       --------                                   --------
October 1, 1997      NASL Variable Account                      The Manufacturers Life Insurance Company of
                                                                North America Separate Account A

October 1, 1997      North American Security Life Insurance     The Manufacturers Life Insurance Company of
                                                                North America Company

November 1, 1997     NAWL Holding Co., Inc.                     Manulife-Wood Logan Holding Co., Inc.

September 24, 1999   Wood Logan Associates, Inc.                Manulife Wood Logan, Inc

January 1, 2005      The Manufacturers Life Insurance Company   John Hancock Life Insurance Company (U.S.A.)
                     (U.S.A.) Separate Account A                Separate Account A

January 1, 2005      The Manufacturers Life Insurance Company   John Hancock Life Insurance Company (U.S.A.)
                     (U.S.A.)

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes became effective on January 1, 2002: The Manufacturers Life Insurance Company of North America ("Manulife North America") merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife north America's assets, including the assets of Separate Account A.

                                    * * * * *

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements

          (1) Financial Statements of the Registrant, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H, (Part B of the registration statement). TO BE UPDATED BY AMENDMENT

          (2) Financial Statements of the Depositor, The Manufacturers Life Insurance Company (U.S.A.) (Part B of the registration statement). TO BE UPDATED BY AMENDMENT.

     (b)  Exhibits

          (1) (i) Resolution of the Board of Directors of North American Security Life Insurance Company (U.S.A.) establishing The Manufacturers Life Insurance Company Separate Account H - Incorporated by reference to Exhibit (1)(i) to Pre-Effective Amendment No. 1 to this registration statement, file number 333-71074, filed January 2, 2002 (the "Pre-Effective Amendment")

          (2) Agreements for custody of securities and similar investments - Not Applicable.

          (3)  (i)   Form of Underwriting Agreement between North American
                     Security Life Insurance Company (Depositor) and NASL
                     Financial Services, Inc. (Underwriter) -- Incorporated by reference to Exhibit (b)(3)(i) to Form N-4, file number
                     33-76162, filed March 1, 1999.

               (ii) Form of Promotional Agent Agreement -- Incorporated by reference to Exhibit (b)(3)(ii) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

               (iii) Form of Amendment to Promotional Agent Agreement -
                     Incorporated by reference to Exhibit (b)(3)(iii) to Form N-4, file number 33-76162, filed February 25, 1998.

               (iv) Form of broker-dealer Agreement - Previously filed as Exhibit (3)(iv) to initial registration statement on Form N-4, file no. 333-71074, filed October 5, 2001.

          (4)  (i)   (A) Specimen Flexible Purchase Payment Individual Deferred
                         Variable Annuity Contract, Non-Participating (VIS25) - Previously filed as Exhibit (b)(4)(i)(A) to post-effective amendment no. 4 to registration statement on Form N-4, file no. 33-77878, filed February 26, 1998.

                     (B) Specimen Flexible Purchase Payment Individual Deferred
                         Variable Annuity Contract, Non-Participating (VV) - Previously filed as Exhibit (b)(4)(i)(B) to post-effective amendment no. 4 to registration statement on Form N-4, file no. 33-77878, filed February 26, 1998.

               (ii) Specimen Fixed Account Endorsement to Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (END.007.98) - Previously filed as Exhibit (b)(4)(ii) to post-effective amendment no. 4 to registration statement on Form N-4, file no. 33-77878, filed February 26, 1998.

               (iii) Specimen Individual Retirement Annuity Endorsement to
                     Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (ENDORSEMENT.001) - Previously filed as Exhibit (b)(4)(iii) to post-effective amendment no. 4 to registration statement on Form N-4, file no. 33-77878, filed February 26, 1998.

               (iv) Specimen ERISA Tax-Sheltered Annuity Endorsement to Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (END.002.97) - Previously filed as Exhibit (b)(4)(iv) to post-effective amendment no. 4 to registration statement on Form N-4, file no. 33-77878, filed February 26, 1998.

               (v) Specimen Tax-Sheltered Annuity Endorsement to Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (END.003.97) - Previously filed as Exhibit (b)(4)(v) to post-effective amendment no. 4 to registration on Form N-4, file no. 33-77878, filed February 26, 1998.

               (vi) Specimen Qualified Plan Endorsement Section 401 Plans to Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (END.004.97) - Previously filed as Exhibit (b)(4)(vi) to post-effective amendment no. 4 to registration statement on Form N-4, file no. 33-77878, filed February 26, 1998.

               (vii) Roth Individual Retirement Annuity Endorsement -
                     Incorporated by reference to Exhibit (b)(4)(ii)(F) to registration statement on Form N-4, file number 33-76162, filed March 1, 1999.

          (5) (i) Form of Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating -- Incorporated by reference to Exhibit (b)(5)(i) to post effective amendment 5 to file number 333-24657, filed February 28, 2000.

               (ii) Form of Specimen Application for Flexible Purchase Payment
                    Individual Deferred Combination Fixed and Variable Annuity Contract (VENTURE.APP.009.98) - Incorporated by reference to Exhibit (b)(5)(i) to post-effective amendment no. 3 to this registration statement, filed March 1, 1999.

          (6)  (i)   Restated Articles of Redomestication of The Manufacturers
                     Life Insurance Company (U.S.A.) - Incorporated by reference to Exhibit A(6) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

               (ii) Certificate of Amendment of Certificate of Incorporation of the Company, Name Change July 1984 -- Incorporated by reference to Exhibit (3)(i)(a) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

               (iii) By-laws of The Manufacturers Life Insurance Company
                     (U.S.A.) - Incorporated by reference to Exhibit A(6)(b) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

          (7)  (i)    Form of Variable Annuity Reinsurance Agreement Contract
                      between North American Security Life Insurance Company and
                      Connecticut General Life Insurance Company, effective July
                      1, 1997--Incorporated by reference to Exhibit (b) (7) (i) to the registration statement filed February 26, 1998.

               (ii) Form of Automatic Reinsurance Agreement between North American Security Life Insurance Company and Swiss Re Life & Health America Inc., effective August 1, 1997 - Incorporated by reference to Exhibit (b) (7) (ii) to this registration statement.

               (iii) Form of contract of reinsurance in connection with the variable annuity contracts being offered - Contract between The Manufacturers Life Insurance Company of North America and Manulife Reinsurance Corporation (USA), effective July 1, 1998 - Incorporated by reference to Exhibit (b)(7)(iv) to Form N-4, file number 33-77878, filed December 16, 1998.

               (iv) Form of Coinsurance Agreement between North American Security Life Insurance Company and Peoples Security Life Insurance Company, effective June 30, 1995 - Incorporated by reference to Exhibit 10(iv) to pre-effective amendment No. 1 to Form S-1, file number 333-6011 filed January 29, 1997.

               (v) Form of Automatic Reinsurance Agreement with AXA Re Life Insurance Company, effective May 1, 2000. Incorporated by reference to Exhibit (7)(v) to pre-effective amendment No. 1, to Form N-4, file number 333-70728, filed January 2, 2002.

                      i. Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to Exhibit 7(v)(i) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

                      ii. Form of Amendment No. 2 to Automatic Reinsurance Agreement (Agreement 2000-14 dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to Exhibit 7(v)(ii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

                      iii. Form of Amendment No. 3 to Automatic Reinsurance
                           Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to Exhibit 7(v)(iii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

               (vi) Form of Automatic Reinsurance Agreement (Agreement 2000-21) with AXA Re Life Insurance Company now known as AXA Corporate Solutions Life Reinsurance Company, effective August 15, 2000. Incorporated by reference to
                      Exhibit 7(vi) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

               (vii) Form of Automatic Reinsurance Agreement (Agreement 2001-41) with AXA Corporate Solutions Life Reinsurance Company, effective January 29, 2001. Incorporated by reference to Exhibit 7(vii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

               (viii) Form of Automatic Reinsurance Agreement (Agreement
                      2001-47) with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. Incorporated by reference to Exhibit 7(viii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

                      i. Form of Amendment No. 1 to Automatic Reinsurance
                         Agreement (Agreement 2001-47) dated July 1, 2001 with AXA Corporate Solutions Life Reinsurance Company. Incorporated by reference to Exhibit 7(viii)(i) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

               (ix) Form of Automatic Reinsurance Agreement (Agreement 2001-48) with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. Incorporated by reference to Exhibit 7(ix) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

          (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

               (i) Form of Remote Service Agreement dated November 1, 1996 between North American Security Life Insurance Company and CSC Continuum Inc. -- Incorporated by reference to Exhibit
                     (b)(8)(i) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

               (ii) Amendment to Remote Service Agreement dated April 1, 1998 between Manufacturers Life Insurance Company of North America and CSC Continuum Inc. -- Incorporated by reference to Exhibit (b)(8)(ii) to post effective amendment no. 9 to Form N-4, file number 33-77878, filed April 28, 2000

               (iii) Amendment to Remote Service Agreement dated March 1999 between Manufacturers Life Insurance Company of North America and CSC Continuum Inc. - Incorporated by reference to Exhibit (b)(8)(ii) to post-effective amendment no. 9 to Form N-4, file number 33-76162 filed April 27, 2000.

               (iv) Form of Merger Agreement with The Manufacturers Life Insurance Company (U.S.A.) and The Manufacturers Life Insurance Company of North America - Previously filed as Exhibit (b)(8)(iv) to initial registration statement on Form N-4, file no. 333-71074, filed October 5, 2001.

          (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered - Incorporated by reference to
               Exhibit 9 to the Pre-Effective Amendment.

          (10) Written consent of Ernst & Young LLP, independent auditors - Incorporated by reference to Exhibit(b)(10) to post-effective amendment no. 8, to Form N-4, file number 333-71074, filed April 29, 2005

          (11) All financial statements omitted from Item 23, Financial Statements--Not Applicable

          (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners -- Not Applicable.

          (13) Schedules of computation,-- Incorporated by reference to Exhibit
               (b)(13) to post-effective amendment no. 2 to Form N-4, file number 33-76162, filed March 1, 1996.

          (14) Financial Data Schedule - Not Applicable.

          (15) Powers of Attorney

               (i) Powers of Attorney (Robert A. Cook, John DesPrez III, Geoffrey Guy, James O'Malley, Joseph J. Pietroski, Rex Schlaybaugh) incorporated by reference to exhibit 7 to initial registration statement on Form S-6, file number 333-41814 filed July 20, 2000 on behalf of The Manufacturers Life Insurance Company (U.S.A.)

               (ii) Powers of Attorney (John Ostler) - Previously filed as Exhibit (15)(ii) to initial registration statement on Form N-4, file no. 333-71074, filed October 5, 2001.

               (iii) Powers of Attorney (Jim Boyle, John Lyon) - Previously
                     filed as Exhibit (15)(iii) to initial registration statement on Form N-4, file no. 333-71074, filed October 5, 2001.

               (iv) Power of Attorney (Steven Mannik) - Previously filed as Exhibit (15)(iv) to post-effective amendment no. 1 to this registration statement on April 29, 2002.

               (v) Power of Attorney - Alison Alden - Previously filed as Exhibit (15)(v) to post-effective amendment no. 5 to this registration statement on February 26, 2004.

               (vi) Power of Attorney (Marc Costantini, Diana Scott, Warren Thomson) - Previously filed as Exhibit (15)(vi) to post-effective amendment no. 7 to this registration statement on February 28, 2005.

Item 25. Directors and Officers of the Depositor.

     OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NAME AND PRINCIPAL BUSINESS ADDRESS   POSITION WITH DEPOSITOR
-----------------------------------   -----------------------
John D. DesPrez III*                  Director, Chairman
James O'Malley**                      Director, President
Alison Alden*                         Executive Vice President, Human Resources & Communications, Director
James Boyle*                          Director, Executive Vice President, Annuities
Robert A. Cook*                       Director, Executive Vice President Life Insurance
Warren Thomson**                      Director, Executive Vice President Investments
Diana Scott*                          Director
Rex Schlaybaugh, Jr.**                Director
John Ostler**                         Director
Steven Mannik**                       Executive Vice President and General Manager Reinsurance
Jonathan Chiel*                       Executive Vice President and General Counsel
Donald Guloien**                      Senior Executive Vice President and Chief Investments Officer
Peter Copestake**                     Senior Vice President and Treasurer
Marc Costantini*                      Senior Vice President and Chief Financial Officer
Patrick Gill**                        Senior Vice President and Controller

*    Principal business office is 601 Congress Street, Boston, MA 02210

**   Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

                         MANULIFE FINANCIAL CORPORATION
                           CORPORATE ORGANIZATION LIST
                             AS OF DECEMBER 31, 2004

                                                                                                    JURISDICTION OF
AFFILIATE                                                                   LEGAL ID  % OF EQUITY    INCORPORATION    DIVISION
---------                                                                   --------  -----------  ----------------  -----------
MANULIFE FINANCIAL CORPORATION                                                0002         100          CANADA        Corporate
   John Hancock Holdings (Delaware) LLC                                       0275         100         Delaware       Corporate
   John Hancock Financial Services, Inc.                                      0003         100         Delaware       Corporate
   The Manufacturers Life Insurance Company                                   0001         100          Canada        Corporate
      Manulife Bank of Canada                                                 0058         100          Canada         Canadian
      Manulife Financial Services Inc.                                        0199         100          Canada         Canadian
      Manulife Securities International Ltd.                                  0079         100          Canada         Canadian
      Manulife Canada Ltd.                                                    0157         100          Canada         Canadian
      First North American Insurance Company                                  0111         100          Canada         Canadian
      Equinox Financial Group, Inc.                                           0239         100          Canada         Canadian
         EIS Insurance Services, Inc.(1.)                                                   50          Canada         Canadian
         2733854 Canada Ltd. (2.)                                                          100          Canada         Canadian
      JLOC Holding Company                                                                  30      Cayman Islands    Corporate
      Opportunity Finance Company                                                           30      Cayman Islands    Corporate
      Cantay Holdings Inc.                                                    0051         100          Ontario       Corporate
      Canaccord Capital Inc.                                                             13.07     British Columbia   Corporate
      Regional Power Inc.                                                     0136       83.50          Canada        Corporate
ADDALAM POWER CORPORATION(.)                                                                50          Philippines  Investments
      Manulife Data Services Inc.                                             0081         100          Barbados      Corporate
      Manulife Enterprises (Alberta) Limited                                  0276         100          Alberta       Corporate
         Manulife Enterprises (Bermuda) Limited                               0277         100          Bermuda       Corporate
      Manulife Capital Inc.                                                   0278         100          Canada        Corporate
      P.V.S. Preferred Vision Services Inc.                                                 20          Canada       Investments
      880 Belgrave Way Holdings Ltd.                                                       100     British Columbia  Investments
      Churchill Office Park Limited                                                         45          Canada       Investments

                                                                                                    JURISDICTION OF
AFFILIATE                                                                   LEGAL ID  % OF EQUITY    INCORPORATION    DIVISION
---------                                                                   --------  -----------  ----------------  -----------
      Landex Properties Ltd.                                                  0238         100     British Columbia  Investments
      Enterprise Capital Management Inc.                                                    20          Ontario      Investments
      6212344 Canada Limited                                                  0272         100          Canada       Investments
      SEAMARK Asset Management Ltd.                                                      35.01          Canada       Investments
      1293319 Ontario Inc.                                                    0170         100          Ontario      Investments
      3426505 Canada Inc.                                                     0161         100          Canada       Investments
      FNA Financial Inc.                                                      0115         100          Canada       Investments
        Elliot & Page Limited                                                 0116         100          Ontario      Investments
      NAL Resources Limited                                                   0117         100          Alberta      Investments
      NAL Resources Management Limited                                        0120         100          Canada       Investments
        1050906 Alberta Ltd.                                                  0127         100          Alberta      Investments
      2015500 Ontario Inc.                                                    0154         100          Ontario      Investments
      NALC Holdings Inc.(3)                                                   0103          50          Ontario      Investments
      2015401 Ontario Inc.                                                    0140         100          Ontario      Investments
      2024385 Ontario Inc.                                                    0153         100          Ontario      Investments
      Cavalier Cable, Inc.(4.)                                                              78         Delaware      Investments
      MFC Global Investment Management (U.S.A.) Limited                       0156         100          Canada       Investments
      Resolute Energy Inc.                                                               11.42          Alberta      Investments
      Micro Optics Design Corporation                                                    17.69          Nevada       Investments
      PK Liquidating Company II, LLC                                                        18         Delaware      Investments
      Intrepid Energy Corp.                                                                 19          Alberta      Investments
      Avotus Corp.                                                                       10.13          Canada       Investments
      Manulife Holdings (Alberta) Limited                                     0201         100          Alberta          U.S.
         Manulife Holdings (Delaware) LLC                                     0205         100         Delaware          U.S.
            The Manufacturers Investment Corp.                                0087         100          Michigan         U.S.
               Manulife Reinsurance Limited                                   0067         100          Bermuda      Reinsurance
                  Manulife Reinsurance (Bermuda) Limited                      0203         100          Bermuda      Reinsurance
               John Hancock Life Insurance Company (U.S.A.)(5.)               0019         100          Michigan         U.S.
                  The Manufacturers Life Insurance Company of America         0017         100          Michigan         U.S.
                  Manulife Service Corporation                                0007         100          Colorado         U.S.
                  John Hancock Distributors LLC(6.)                           0005         100          Delaware         U.S.
                  Aegis Analytical Corporation                                           15.41         Delaware      Investments
                  John Hancock Investment Management Services, LLC(7.)        0097          60         Delaware          U.S.
                  John Hancock Life Insurance Company of New York(8.)         0094         100          New York         U.S.
                  Ironside Venture Partners I LLC                             0196         100         Delaware      Investments
                     NewRiver Investor Communications Inc.                               11.29         Delaware      Investments
                  Polymerix Corporation                                                   11.4         Delaware      Investments
                  Ennal, Inc.                                                 0124         100         Delaware          U.S.
                  Ironside Venture Partners II LLC                            0197         100         Delaware      Investments
                  Manulife Property Management of Washington, D.C., Inc.                   100        Wash., D.C.    Investments
                  Avon Long Term Care Leaders LLC                             0158         100         Delaware          U.S.
                  ESLS Investment Limited, LLC                                              25          Ohio          Corporate
                  Flex Holding, LLC                                                       27.7         Delaware       Corporate
                     Flex Leasing I, LLC                                                 99.99         Delaware       Corporate
                  Manulife Leasing Co., LLC                                                 80         Delaware       Corporate
                  Dover Leasing Investments, LLC                                            99         Delaware       Corporate
                  MCC Asset Management, Inc.                                  0186         100         Delaware          U.S.
      MFC Global Fund Management (Europe) Limited                                          100          England      Investments
         MFC Global Investment Management (Europe) Limited                    0064         100          England      Investments

                                                                                                    JURISDICTION OF
AFFILIATE                                                                   LEGAL ID  % OF EQUITY    INCORPORATION    DIVISION
---------                                                                   --------  -----------  ----------------  -----------
      WT (SW) Properties Ltd.                                                 0082         100          England       Corporate
      Manulife Europe Ruckversicherungs-Aktiengesellschaft                    0138         100          Germany      Reinsurance
         Manulife Holdings (Bermuda) Limited                                  0147         100          Bermuda      Reinsurance
            Manulife Management Services Ltd.                                 0191         100          Barbados     Reinsurance
            Manufacturers P&C Limited                                         0036         100          Barbados     Reinsurance
            MANUFACTURERS LIFE REINSURANCE LIMITED                            0049         100          Barbados     Reinsurance
      FCM Holdings Inc.                                                       0104         100        Philippines        Asia
      Manulife (Singapore) Pte. Ltd.                                          0014         100         Singapore         Asia
         John Hancock Life Assurance Company, Ltd.                                         100         Singapore         Asia
      The Manufacturers Life Insurance Co. (Phils.), Inc.                     0164         100        Philippines        Asia
         FCM Plans, Inc.                                                      0155         100        Philippines        Asia
         Manulife Financial Plans, Inc.                                       0187         100        Philippines        Asia
      Manulife (Vietnam) Limited                                              0188         100          Vietnam          Asia
      Manulife International Holdings Limited                                 0152         100          Bermuda          Asia
         Manulife Provident Funds Trust Company Limited                       0163         100         Hong Kong         Asia
         Manulife Asset Management (Asia) Limited                                          100          Barbados         Asia
            Manulife Asset Management (Hong Kong) Limited                     0078         100         Hong Kong         Asia
            P.T. Manulife Aset Manajemen Indonesia                            0141          85         Indonesia         Asia
               P.T. Buanadaya Sarana Informatika(9.)                                        96         Indonesia         Asia
         Manulife (International) Limited                                     0028         100          Bermuda          Asia
            Manulife-Sinochem Life Insurance Co. Ltd.                         0043          51          China            Asia
            The Manufacturers (Pacific Asia) Insurance Company Limited        0061         100         Hong Kong         Asia
            MANULIFE CONSULTANTS LIMITED                                                   100         Hong Kong         Asia
            MANULIFE FINANCIAL SHAREHOLDINGS LIMITED                                       100         Hong Kong         Asia
            Manulife Financial Management Limited                                          100         Hong Kong         Asia
            Manulife Financial Group Limited                                               100         Hong Kong         Asia
            Manulife Financial Investment Limited                                          100         Hong Kong         Asia
      P.T. Asuransi Jiwa Manulife Indonesia                                   0042          71         Indonesia         Asia
         P.T. ASURANSI JIWA ARTA MANDIRI PRIMA                                0075          99         Indonesia         Asia
         P.T. MANULIFE INTIJAYA                                                             90         Indonesia         Asia
         P.T. MANULIFE INTISARI                                                             95         Indonesia         Asia
      6306471 Canada Inc.                                                     0282         100          Canada        Corporate
         CDF (Thailand) Ltd.                                                  0287          90         Thailand          Asia
            OQC (Thailand) Ltd.(10.)                                          0288          51         Thailand          Asia
               Interlife John Hancock Assurance Public Company Limited(11.)   0286          70         Thailand          Asia
      Manulife Technology & Services Sdn Bhd                                  0285         100         Malaysia          Asia
      Manulife Alberta Limited                                                0279         100          Alberta       Corporate
         Manulife European Holdings (Bermuda) Limited                         0270         100          Bermuda       Corporate
            Manulife European Investments (Luxembourg) S.a.r.l.               0271         100         Luxembourg     Corporate
            Manulife Hungary Holdings Limited(12.)                            0149          99          Hungary       Corporate
      MLI Resources Inc.                                                      0193         100          Alberta       Corporate
         Manulife Life Insurance Company(13.)                                 0180       35.02           Japan          Japan
            MFC Global Investment Management (Japan)  Limited                 0208         100           Japan          Japan
         Manulife Century Investments (Bermuda) Limited                       0172         100          Bermuda       Corporate

                                                                                                    JURISDICTION OF
AFFILIATE                                                                   LEGAL ID  % OF EQUITY    INCORPORATION    DIVISION
---------                                                                   --------  -----------  ----------------  -----------
         Manulife Century Investments (Luxembourg) S.A.                       0173         100         Luxembourg     Corporate
            Manulife Century Investments (Netherlands) B.V.                   0174         100         Netherlands    Corporate
               Manulife Premium Collection Co., Ltd.(14.)                     0178          57            Japan         Japan
               Y.K. Manulife Properties Japan                                 0142         100            Japan         Japan
               Daihyaku Manulife Holdings (Bermuda) Limited                   0175         100           Bermuda      Corporate
               Manulife Century Holdings (Netherlands) B.V.                   0195         100        Netherlands     Corporate
      Manulife Holdings (Hong Kong) Limited                                   0015         100         Hong Kong         Asia
      Manulife (Malaysia) SDN.BHD.                                            0074         100          Malaysia         Asia
      Manulife Financial Systems (Hong Kong) Limited                          0053         100         Hong Kong         Asia

Item 27. Number of Contract Owners.

     As of MARCH 31, 2005, there were 3,251 qualified contracts and 8,216 non-qualified contracts of the series offered hereby outstanding.

Item 28. Indemnification.

     Article XII of the Restated Articles of Redomestication of the Company provides as follows:

     No director of this Corporation shall be personally liable to the Corporation or its shareholders or policyholders for monetary damages for breach of the director's fiduciary duty, provided that the foregoing shall not eliminate or limit the liability of a director for any of the following:

          i) a breach of the director's duty or loyalty to the Corporation or its shareholders or policyholders;

          ii) acts or omissions not in good faith or that involve intentional misconduct or knowing violation of law;

          iii) a violation of Sections 5036, 5276 or 5280 of the Michigan Insurance Code, being MCLA 500.5036, 500.5276 and 500.5280;

          iv) a transaction from which the director derived an improper personal benefit; or

          v) an act or omission occurring on or before the date of filing of these Articles of Incorporation.

     If the Michigan Insurance Code is hereafter amended to authorize the further elimination or limitation of the liability of directors. then the liability of a director of the Corporation, in addition to the limitation on personal liability contained herein, shall be eliminated or limited to the fullest extent permitted by the Michigan Insurance Code as so amended. No amendment or repeal of this Article XII shall apply to or have any effect on the liability or alleged liability of any director of the Corporation for or with respect to any acts or omissions of such director occurring prior to the effective date of any such amendment or repeal.

     Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

     (a) Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC ("JHD LLC"), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

NAME OF INVESTMENT COMPANY                                           CAPACITY IN WHICH ACTING
--------------------------                                           ------------------------
John Hancock Life Insurance Company (U.S.A.) Separate Account H      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M      Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A   Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B   Principal Underwriter

     (b) John Hancock Life Insurance Company (U.S.A.) is the sole member of JHD LLC and the following officers of John Hancock Life Insurance Company (U.S.A.) have power to act on behalf of JHD LLC: John DesPrez* (Chairman and President), Marc Costantini* (Vice President and Chief Financial Officer) and Jim Gallagher* (Vice President, Secretary and General Counsel). The board of managers of JHD LLC (consisting of Gary Buchanan**, Robert Cook* and John Vrysen***) may also act on behalf of JHD LLC.

*    Principal business office is 601 Congress Street, Boston, MA 02210

**   Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

***  Principal business office is 680 Washington Blvd, Stamford, CT 06901

     (c)  None.

Item 30. Location of Accounts and Records.

          All books and records are maintained at 601 Congress Street, Boston, MA 02210.

Item 31. Management Services.

          None.

Item 32. Undertakings.

     (a) Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

          The Manufacturers Life Insurance Company (U.S.A.) ("Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

     (b) Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

          Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of
          Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they have caused this post-effective amendment to the Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this 27th day of February, 2006.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
SEPARATE ACCOUNT H
(Registrant)

By: JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
    (Depositor)


By: /s/ James P. O'Malley
    ---------------------------------
    James P. O'Malley
    President


JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)


By: /s/ James P. O'Malley
    ---------------------------------
    James P. O'Malley
    President

                                   SIGNATURES

     As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor on the 27th day of February, 2006.

Signature                       Title
---------                       -----


/s/ James P. O'Malley           President
-----------------------------   (Principal Executive Officer)
James P. O'Malley


/s/ Marc Costantini             Senior Vice President and Chief Financial Officer
-----------------------------   (Principal Financial Officer)
Marc Costantini


/s/ Patrick Gill                Senior Vice President and Controller
-----------------------------   (Principal Accounting Officer)
Patrick Gill


*                               Director
-----------------------------
Alison Alden


*                               Director
-----------------------------
James P. O'Malley


*                               Director
-----------------------------
James R. Boyle


*                               Chairman, Director
-----------------------------
John D. DesPrez III


*                               Director
-----------------------------
Diana Scott


*                               Director
-----------------------------
Rex Schlaybaugh, Jr.


*                               Director
-----------------------------
Robert A. Cook


*                               Director
-----------------------------
John R. Ostler


*                               Director
-----------------------------
Warren Thomson


/s/ Emanuel Alves
-----------------------------
Emanuel Alves, Secretary
Pursuant to Power of Attorney

                                  EXHIBIT INDEX

ITEM NO.   DESCRIPTION
--------   -----------
           NONE